UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05085
Capital Income Builder
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Gregory F. Niland
5300

Robin

Hood

Rd.
Norfolk, VA 23513
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2025
ITEM 1 - Reports to Stockholders

ANNUAL SHA
REHO
LDER REPORT
Capital Income Builder
®
Class A
| CAIBX
for the year ended October 31, 2025
This annual shareholder report contains important information about Capital Income Builder

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 inv
est
ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 63	0.58%
Management's discussion of fund performance
The fund’s Class A shares gained 15.52% for the year ended October 31, 2025. That result compares with a 17.57% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Aside from the materials sector, all other sectors delivered positive returns for the fund with information technology, financials and industrials being particularly additive. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall results. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability during periods of stock market volatility.
Conversely, the materials sector was a significant detractor from overall results. On a country basis, holdings in Denmark, India and Kazakhstan were among the most notable detractors from portfolio results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital Income Builder — Class A (with sales charge) *	8.86%	9.73%	6.58%
Capital Income Builder — Class A (without sales charge) *	15.52%	11.04%	7.21%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	17.57%	10.10%	8.61%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 119,135
Total number of portfolio holdings	2,429
Total advisory fees paid (in millions)	$ 249
Portfolio turnover rate including mortgage dollar roll transactions	50%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one c
op
y of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-012-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class C
| CIBCX
for the year ended October 31, 2025
This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 142	1.32%
Management's discussion of fund performance
The fund’s Class C shares gained 14.65% for the year ended October 31, 2025. That result compares with a 17.57% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Aside from the materials sector, all other sectors delivered positive returns for the fund with information technology, financials and industrials being particularly additive. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall results. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability during periods of stock market volatility.
Conversely, the materials sector was a significant detractor from overall results. On a country basis, holdings in Denmark, India and Kazakhstan were among the most notable detractors from portfolio results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital Income Builder — Class C (with sales charge) *	13.65%	10.21%	6.56%
Capital Income Builder — Class C (without sales charge) *	14.65%	10.21%	6.56%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	17.57%	10.10%	8.61%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index show
n is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 119,135
Total number of portfolio holdings	2,429
Total advisory fees paid (in millions)	$ 249
Portfolio turnover rate including mortgage dollar roll transactions	50%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-012-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class T
| TCIBX
for the year ended October 31, 2025
This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 35	0.32%
Management's discussion of fund performance
The fund’s Class T shares gained 15.81% for the year ended October 31, 2025. That result compares with a 17.57% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Aside from the materials sector, all other sectors delivered positive returns for the fund with information technology, financials and industrials being particularly additive. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall results. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability during periods of stock market volatility.
Conversely, the materials sector was a significant detractor from overall results. On a country basis, holdings in Denmark, India and Kazakhstan were among the most notable detractors from portfolio results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Capital Income Builder — Class T (with sales charge) 2	12.90%	10.75%	7.35%
Capital Income Builder — Class T (without sales charge) 2	15.81%	11.31%	7.67%
MSCI ACWI (All Country World Index) 3	22.64%	14.61%	11.84%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index 3	17.57%	10.10%	8.97%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.86%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable
fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors ca nno
t invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.
The fund’s past pe
rfo
rmance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 119,135
Total number of portfolio holdings	2,429
Total advisory fees paid (in millions)	$ 249
Portfolio turnover rate including mortgage dollar roll transactions	50%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-012-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class F-1
| CIBFX
for the year ended October 31, 2025
This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 69	0.64%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 15.44% for the year ended October 31, 2025. That result compares with a 17.57% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Aside from the materials sector, all other sectors delivered positive returns for the fund with information technology, financials and industrials being particularly additive. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall results. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability during periods of stock market volatility.
Conversely, the materials sector was a significant detractor from overall results. On a country basis, holdings in Denmark, India and Kazakhstan were among the most notable detractors from portfolio results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital Income Builder — Class F-1 *	15.44%	10.97%	7.14%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	17.57%	10.10%	8.61%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 119,135
Total number of portfolio holdings	2,429
Total advisory fees paid (in millions)	$ 249
Portfolio turnover rate including mortgage dollar roll transactions	50%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%
Portfolio hold
ings
by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-012-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class F-2
| CAIFX
for the year ended October 31, 2025
This annual shareholder report contains important information about Capital Income Builder

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 40	0.37%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 15.77% for the year ended October 31, 2025. That result compares with a 17.57% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Aside from the materials sector, all other sectors delivered positive returns for the fund with information technology, financials and industrials being particularly additive. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall results. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability during periods of stock market volatility.
Conversely, the materials sector was a significant detractor from overall results. On a country basis, holdings in Denmark, India and Kazakhstan were among the most notable detractors from portfolio results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital Income Builder — Class F-2 *	15.77%	11.28%	7.44%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	17.57%	10.10%	8.61%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and exp
enses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmana
ged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 119,135
Total number of portfolio holdings	2,429
Total advisory fees paid (in millions)	$ 249
Portfolio turnover rate including mortgage dollar roll transactions	50%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%
Portfolio holdi
ngs b
y sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-012-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class F-3
| CFIHX
for the year ended October 31, 2025
This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 28	0.26%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 15.89% for the year ended October 31, 2025. That result compares with a 17.57% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
Global equities delivered robust gains amid moderating in
flation a
nd supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Aside from the materials sector, all other sectors delivered positive returns for the fund with information technology, financials and industrials being particularly additive. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall results. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability during periods of stock market volatility.
Conversely, the materials sector was a significant detractor from overall results. On a country basis, holdings in Denmark, India and Kazakhstan were among the most notable detractors from portfolio results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Capital Income Builder — Class F-3 2	15.89%	11.40%	7.95%
MSCI ACWI (All Country World Index) 3	22.64%	14.61%	11.96%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index 3	17.57%	10.10%	9.07%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.93%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 119,135
Total number of portfolio holdings	2,429
Total advisory fees paid (in millions)	$ 249
Portfolio turnover rate including mortgage dollar roll transactions	50%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-012-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class 529-A
| CIRAX
for the year ended October 31, 2025
This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 65	0.60%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 15.48% for the year ended October 31, 2025. That result compares with a 17.57% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For infor mation
on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Aside from the materials sector, all other sectors delivered positive returns for the fund with information technology, financials and industrials being particularly additive. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall results. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability during periods of stock market volatility.
Conversely, the materials sector was a significant detractor from overall results. On a country basis, holdings in Denmark, India and Kazakhstan were among the most notable detractors from portfolio results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital Income Builder — Class 529-A (with sales charge) *	11.43%	10.21%	6.78%
Capital Income Builder — Class 529-A (without sales charge) *	15.48%	11.00%	7.16%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	17.57%	10.10%	8.61%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 119,135
Total number of portfolio holdings	2,429
Total advisory fees paid (in millions)	$ 249
Portfolio turnover rate including mortgage dollar roll transactions	50%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-012-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class 529-C
| CIRCX
for the year ended October 31, 2025
This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 147	1.37%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 14.60% for the year ended October 31, 2025. That result compares with a 17.57% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Aside from the materials sector, all other sectors delivered positive returns for the fund with information technology, financials and industrials being particularly additive. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall results. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability during periods of stock market volatility.
Conversely, the materials sector was a significant detractor from overall results. On a country basis, holdings in Denmark, India and Kazakhstan were among the most notable detractors from portfolio results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital Income Builder — Class 529-C (with sales charge) *	13.60%	10.16%	6.75%
Capital Income Builder — Class 529-C (without sales charge) *	14.60%	10.16%	6.75%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	17.57%	10.10%	8.61%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 119,135
Total number of portfolio holdings	2,429
Total advisory fees paid (in millions)	$ 249
Portfolio turnover rate including mortgage dollar roll transactions	50%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-012-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class 529-E
| CIREX
for the year ended October 31, 2025
This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last year?
(b
ased
on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 90	0.84%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 15.22% for the year ended October 31, 2025. That result compares with a 17.57% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Aside from the materials sector, all other sectors delivered positive returns for the fund with information technology, financials and industrials being particularly additive. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall results. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability during periods of stock market volatility.
Conversely, the materials sector was a significant detractor from overall results. On a country basis, holdings in Denmark, India and Kazakhstan were among the most notable detractors from portfolio results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital Income Builder — Class 529-E *	15.22%	10.74%	6.92%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	17.57%	10.10%	8.61%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 119,135
Total number of portfolio holdings	2,429
Total advisory fees paid (in millions)	$ 249
Portfolio turnover rate including mortgage dollar roll transactions	50%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%
Portfolio holdings by sector
(perce
nt of n
et assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-012-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class 529-T
| TCBBX
for the year ended October 31, 2025
This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 40	0.37%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 15.75% for the year ended October 31, 2025. That result compares with a 17.57% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Aside from the materials sector, all other sectors delivered positive returns for the fund with information technology, financials and industrials being particularly additive. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall results. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability during periods of stock market volatility.
Conversely, the materials sector was a significant detractor from overall results. On a country basis, holdings in Denmark, India and Kazakhstan were among the most notable detractors from portfolio results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Capital Income Builder — Class 529-T (with sales charge) 2	12.85%	10.70%	7.30%
Capital Income Builder — Class 529-T (without sales charge) 2	15.75%	11.26%	7.62%
MSCI ACWI (All Country World Index) 3	22.64%	14.61%	11.84%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index 3	17.57%	10.10%	8.97%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.86%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market i ndex
shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 119,135
Total number of portfolio holdings	2,429
Total advisory fees paid (in millions)	$ 249
Portfolio turnover rate including mortgage dollar roll transactions	50%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%
Portfolio holdings by sector
(p
ercen
t of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-012-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER
REPORT
Capital Income Builder
®
Class 529-F-1
| CIRFX
for the year ended October 31, 2025
This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 47	0.44%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 15.65% for the year ended October 31, 2025. That result compares with a 17.57% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Aside from the materials sector, all other sectors delivered positive returns for the fund with information technology, financials and industrials being particularly additive. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall results. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability during periods of stock market volatility.
Conversely, the materials sector was a significant detractor from overall results. On a country basis, holdings in Denmark, India and Kazakhstan were among the most notable detractors from portfolio results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital Income Builder — Class 529-F-1 *	15.65%	11.18%	7.37%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	17.57%	10.10%	8.61%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 119,135
Total number of portfolio holdings	2,429
Total advisory fees paid (in millions)	$ 249
Portfolio turnover rate including mortgage dollar roll transactions	50%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder document
s will b
e mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-012-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class 529-F-2
| FBCIX
for the year ended October 31, 2025
This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 38	0.35%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 15.77% for the year ended October 31, 2025. That result compares with a 17.57% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. Fo
r informatio
n on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Aside from the materials sector, all other sectors delivered positive returns for the fund with information technology, financials and industrials being particularly additive. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall results. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability during periods of stock market volatility.
Conversely, the materials sector was a significant detractor from overall results. On a country basis, holdings in Denmark, India and Kazakhstan were among the most notable detractors from portfolio results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Capital Income Builder — Class 529-F-2 2	15.77%	11.29%	11.28%
MSCI ACWI (All Country World Index) 3	22.64%	14.61%	14.60%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index 3	17.57%	10.10%	10.10%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	(0.24) %
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 119,135
Total number of portfolio holdings	2,429
Total advisory fees paid (in millions)	$ 249
Portfolio turnover rate including mortgage dollar roll transactions	50%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-012-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class 529-F-3
| FWCBX
for the year ended October 31, 2025
This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 33	0.31%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 15.82% for the year ended October 31, 2025. That result compares with a 17.57% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Aside from the materials sector, all other sectors delivered positive returns for the fund with information technology, financials and industrials being particularly additive. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall results. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability during periods of stock market volatility.
Conversely, the materials sector was a significant detractor from overall results. On a country basis, holdings in Denmark, India and Kazakhstan were among the most notable detractors from portfolio results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Capital Income Builder — Class 529-F-3 2	15.82%	11.33%	11.32%
MSCI ACWI (All Country World Index) 3	22.64%	14.61%	14.60%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index 3	17.57%	10.10%	10.10%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	(0.24) %
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are
reinvested
and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 119,135
Total number of portfolio holdings	2,429
Total advisory fees paid (in millions)	$ 249
Portfolio turnover rate including mortgage dollar roll transactions	50%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability
of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-012-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class R-1
| RIRAX
for the year ended October 31, 2025
This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 145	1.35%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 14.62% for the year ended October 31, 2025. That result compares with a 17.57% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Aside from the materials sector, all other sectors delivered positive returns for the fund with information technology, financials and industrials being particularly additive. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall results. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability during periods of stock market volatility.
Conversely, the materials sector was a significant detractor from overall results. On a country basis, holdings in Denmark, India and Kazakhstan were among the most notable detractors from portfolio results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital Income Builder — Class R-1 *	14.62%	10.19%	6.38%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	17.57%	10.10%	8.61%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index
Services
Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 119,135
Total number of portfolio holdings	2,429
Total advisory fees paid (in millions)	$ 249
Portfolio turnover rate including mortgage dollar roll transactions	50%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%
Portfolio holdings by sector
(percent of net assets)
*Includes
derivatives
.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-012-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class R-2
| RIRBX
for the year ended October 31, 2025
This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 145	1.35%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 14.62% for the year ended October 31, 2025. That result compares with a 17.57% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Aside from the materials sector, all other sectors delivered positive returns for the fund with information technology, financials and industrials being particularly additive. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall results. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability during periods of stock market volatility.
Conversely, the materials sector was a significant detractor from overall results. On a country basis, holdings in Denmark, India and Kazakhstan were among the most notable detractors from portfolio results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital Income Builder — Class R-2 *	14.62%	10.19%	6.38%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	17.57%	10.10%	8.61%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services
Ltd
.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 119,135
Total number of portfolio holdings	2,429
Total advisory fees paid (in millions)	$ 249
Portfolio turnover rate including mortgage dollar roll transactions	50%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%
Portfolio holdings by sector
(percent of net assets)
*Includes
derivatives
.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-012-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class R-2E
| RCEEX
for the year ended October 31, 2025
This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last
year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 114	1.06%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 14.95% for the year ended October 31, 2025. That result compares with a 17.57% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Aside from the materials sector, all other sectors delivered positive returns for the fund with information technology, financials and industrials being particularly additive. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall results. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability during periods of stock market volatility.
Conversely, the materials sector was a significant detractor from overall results. On a country basis, holdings in Denmark, India and Kazakhstan were among the most notable detractors from portfolio results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital Income Builder — Class R-2E *	14.95%	10.51%	6.70%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	17.57%	10.10%	8.61%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 119,135
Total number of portfolio holdings	2,429
Total advisory fees paid (in millions)	$ 249
Portfolio turnover rate including mortgage dollar roll transactions	50%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%
Portfolio holdings by sector
(percent of net assets)
*Includes
derivatives
.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with
multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-012-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class R-3
| RIRCX
for the year ended October 31, 2025
This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical
$
10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 98	0.91%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 15.14% for the year ended October 31, 2025. That result compares with a 17.57% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Aside from the materials sector, all other sectors delivered positive returns for the fund with information technology, financials and industrials being particularly additive. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall results. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability during periods of stock market volatility.
Conversely, the materials sector was a significant detractor from overall results. On a country basis, holdings in Denmark, India and Kazakhstan were among the most notable detractors from portfolio results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital Income Builder — Class R-3 *	15.14%	10.68%	6.85%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	17.57%	10.10%	8.61%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore
, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 119,135
Total number of portfolio holdings	2,429
Total advisory fees paid (in millions)	$ 249
Portfolio turnover rate including mortgage dollar roll transactions	50%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%
Portfolio holdings by sector
(percent of net assets)
*Includes
derivatives
.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to
shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-012-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class R-4
| RIREX
for the year ended October 31, 2025
This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 66	0.61%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 15.47% for the year ended October 31, 2025. That result compares with a 17.57% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Aside from the materials sector, all other sectors delivered positive returns for the fund with information technology, financials and industrials being particularly additive. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall results. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability during periods of stock market volatility.
Conversely, the materials sector was a significant detractor from overall results. On a country basis, holdings in Denmark, India and Kazakhstan were among the most notable detractors from portfolio results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital Income Builder — Class R-4 *	15.47%	11.01%	7.17%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	17.57%	10.10%	8.61%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has
no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 119,135
Total number of portfolio holdings	2,429
Total advisory fees paid (in millions)	$ 249
Portfolio turnover rate including mortgage dollar roll transactions	50%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability
of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-012-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class R-5E
| RIRHX
for the year ended October 31, 2025
This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs
for
the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 44	0.41%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 15.71% for the year ended October 31, 2025. That result compares with a 17.57% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Aside from the materials sector, all other sectors delivered positive returns for the fund with information technology, financials and industrials being particularly additive. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall results. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability during periods of stock market volatility.
Conversely, the materials sector was a significant detractor from overall results. On a country basis, holdings in Denmark, India and Kazakhstan were among the most notable detractors from portfolio results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Capital Income Builder — Class R-5E 2	15.71%	11.24%	7.53%
MSCI ACWI (All Country World Index) 3	22.64%	14.61%	11.38%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index 3	17.57%	10.10%	8.67%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.96%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown
is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 119,135
Total number of portfolio holdings	2,429
Total advisory fees paid (in millions)	$ 249
Portfolio turnover rate including mortgage dollar roll transactions	50%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of
additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-012-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class R-5
| RIRFX
for the year ended October 31, 2025
This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 33	0.31%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 15.86% for the year ended October 31, 2025. That result compares with a 17.57% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Aside from the materials sector, all other sectors delivered positive returns for the fund with information technology, financials and industrials being particularly additive. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall results. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability during periods of stock market volatility.
Conversely, the materials sector was a significant detractor from overall results. On a country basis, holdings in Denmark, India and Kazakhstan were among the most notable detractors from portfolio results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital Income Builder — Class R-5 *	15.86%	11.35%	7.50%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	17.57%	10.10%	8.61%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg
Index
Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 119,135
Total number of portfolio holdings	2,429
Total advisory fees paid (in millions)	$ 249
Portfolio turnover rate including mortgage dollar roll transactions	50%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%
Portfolio holdings by sector
(percent of net assets)
*Includes
derivatives
.
Availability of
additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-012-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class R-6
| RIRGX
for the year ended October 31, 2025
This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 28	0.26%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 15.89% for the year ended October 31, 2025. That result compares with a 17.57% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
Global equities delivered robust gains amid moderating inflation and supportive monetary policies. All major regions posted strong returns, led by emerging markets. U.S. equities advanced on solid tech earnings and large-cap growth but slightly lagged its global peers. The Federal Reserve’s October 2025 rate cut reinforced optimism, but fiscal concerns kept long-term yields elevated. Bond markets were volatile, with short-term yields falling due to policy easing and long-term yields rising on inflation and fiscal pressures.
Aside from the materials sector, all other sectors delivered positive returns for the fund with information technology, financials and industrials being particularly additive. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund’s overall results. The fund’s bond holdings also had positive returns, while helping support the fund’s income
objective and maintaining a measure of stability during periods of stock market volatility.
Conversely, the materials sector was a significant detractor from overall results. On a country basis, holdings in Denmark, India and Kazakhstan were among the most notable detractors from portfolio results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital Income Builder — Class R-6 *	15.89%	11.40%	7.55%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	17.57%	10.10%	8.61%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 119,135
Total number of portfolio holdings	2,429
Total advisory fees paid (in millions)	$ 249
Portfolio turnover rate including mortgage dollar roll transactions	50%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%
Portfolio holdings by sector
(percent of net assets)
*Includes
derivatives
.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-012-1225 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that John G. Freund, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
October 31, 2025	186,000	None	11,000	None
October 31, 2024	175,000	None	10,000	None
Adviser and Affiliates2
October 31, 2025	Not Applicable	None	None	None
October 31, 2024	Not Applicable	44,000	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
October 31, 2025	11,000
October 31, 2024	54,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Capital Income Builder®
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended October 31, 2025
Lit. No. MFGEFP4-012-1225 © 2025 Capital Group. All rights reserved.

Investment portfolio October 31, 2025

Common stocks 76.40%	Shares	Value (000)
Financials 15.00%
JPMorgan Chase & Co.	5,976,206	$1,859,317
Morgan Stanley	7,045,615	1,155,481
NatWest Group PLC	122,788,082	942,239
Zurich Insurance Group AG	1,290,315	896,649
DBS Group Holdings, Ltd.	18,851,131	780,087
Wells Fargo & Co.	8,799,566	765,298
Munchener Ruckversicherungs-Gesellschaft AG	1,224,509	757,031
BlackRock, Inc.	607,229	657,514
ING Groep NV	25,289,847	634,010
Banco Santander SA	46,546,821	473,669
PNC Financial Services Group, Inc.	2,487,830	454,153
Truist Financial Corp.	10,153,211	453,138
Tokio Marine Holdings, Inc.	11,107,500	415,629
KB Financial Group, Inc.	4,999,869	407,419
AIA Group, Ltd.	34,565,600	336,331
American International Group, Inc.	3,954,295	312,231
Sampo Oyj, Class A	27,734,646	309,229
TPG, Inc., Class A (a)	5,400,082	297,221
Banco Bilbao Vizcaya Argentaria SA	14,237,492	287,122
National Bank of Canada	2,492,736	278,501
Power Corp. of Canada, subordinate voting shares (a)	5,375,335	251,798
PICC Property and Casualty Co., Ltd., Class H	105,714,000	249,940
Progressive Corp.	1,206,860	248,613
East West Bancorp, Inc.	2,348,111	238,568
Toronto-Dominion Bank (The) (CAD denominated)	2,876,611	236,192
UniCredit SpA	3,132,063	231,679
Euronext NV	1,532,979	218,684
Intact Financial Corp.	1,165,003	217,318
Hana Financial Group, Inc.	3,548,623	213,198
360 ONE WAM, Ltd.	16,612,840	202,771
Apollo Asset Management, Inc. (a)	1,623,297	201,792
EFG International AG	7,785,720	162,135
Mizuho Financial Group, Inc.	4,749,100	158,560
Skandinaviska Enskilda Banken AB, Class A	7,875,000	150,320
BNP Paribas SA	1,859,981	143,861
Webster Financial Corp.	2,520,603	143,775
Swiss Re AG	772,740	140,875
Marsh & McLennan Cos., Inc.	777,150	138,449
Banco BPM SpA (a)	9,462,380	137,653
Deutsche Bank AG	3,542,794	126,297
BPER Banca SpA	10,061,881	120,281
CME Group, Inc., Class A	412,680	109,562
3i Group PLC	1,806,457	104,408
State Street Corp.	853,853	98,757
Hong Kong Exchanges and Clearing, Ltd.	1,639,300	89,752
Standard Chartered PLC	4,193,691	85,933
Japan Post Bank Co., Ltd.	7,278,000	81,852
SouthState Bank Corp.	879,727	77,988
Blackstone, Inc.	530,215	77,751
Canadian Imperial Bank of Commerce	908,303	75,259
Patria Investments, Ltd., Class A	5,108,139	74,426
Western Union Co.	7,516,724	70,131
London Stock Exchange Group PLC	520,827	64,910
Citizens Financial Group, Inc.	1,230,400	62,590
Equitable Holdings, Inc.	1,234,410	60,980
Bank of America Corp.	1,082,356	57,852
Vontobel Holding AG	724,483	54,914
Bank Central Asia Tbk PT	103,028,100	52,606
Kaspi.kz JSC (ADR)	683,807	51,142
Resona Holdings, Inc.	4,442,200	43,204

1	Capital Income Builder

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Houlihan Lokey, Inc., Class A	195,434	$34,998
Medibank Private Ltd.	9,980,091	31,826
Sberbank of Russia PJSC (b)	19,327,472	— (c)
		17,865,869

Information technology 11.80%
Broadcom, Inc.	16,085,621	5,945,728
Taiwan Semiconductor Manufacturing Co., Ltd.	63,027,820	3,049,588
Microsoft Corp.	3,530,802	1,828,285
Accenture PLC, Class A	2,886,756	721,978
Tokyo Electron, Ltd.	2,494,400	553,362
Seagate Technology Holdings PLC	1,699,935	434,979
KLA Corp.	283,994	343,275
Texas Instruments, Inc.	1,405,121	226,871
TE Connectivity PLC	819,859	202,513
TDK Corp.	10,376,235	178,937
MediaTek, Inc.	3,740,000	158,665
SAP SE	610,402	157,727
Analog Devices, Inc.	426,678	99,898
Skyworks Solutions, Inc.	1,153,297	89,634
HCL Technologies, Ltd.	1,962,771	34,076
Capgemini SE (a)	181,938	28,011
		14,053,527

Industrials 8.67%
RTX Corp.	14,195,377	2,533,875
Volvo AB, Class B	24,562,584	677,600
Siemens AG	2,344,880	663,593
Deutsche Post AG	10,757,539	493,788
BAE Systems PLC	19,155,966	471,658
Marubeni Corp.	15,791,600	388,166
Mitsubishi Corp.	15,499,400	372,402
RELX PLC	7,454,568	329,493
Singapore Technologies Engineering, Ltd.	47,729,928	310,605
Union Pacific Corp.	1,366,549	301,146
Northrop Grumman Corp.	436,385	254,609
Honeywell International, Inc.	1,263,892	254,459
Paychex, Inc.	2,022,395	236,681
Automatic Data Processing, Inc.	904,496	235,440
Airbus SE, non-registered shares	945,100	233,069
Schneider Electric SE	711,753	201,875
Watsco, Inc.	541,995	199,460
ITOCHU Corp.	3,398,100	195,883
FedEx Corp.	710,950	180,453
Broadridge Financial Solutions, Inc.	809,500	178,414
Bouygues SA	3,560,737	160,701
Localiza Rent a Car SA, ordinary nominative shares	20,659,435	151,453
Bureau Veritas SA	4,418,654	145,072
Wolters Kluwer NV	1,105,188	135,376
Canadian National Railway Co. (CAD denominated)	1,283,554	123,080
Trinity Industries, Inc. (d)	4,479,136	122,594
Epiroc AB, Class A	4,450,000	94,226
Epiroc AB, Class B	377,641	7,075
Carrier Global Corp.	1,653,424	98,362
SGS SA	832,735	93,782
UL Solutions, Inc., Class A (a)	1,191,837	92,808
PACCAR, Inc.	882,980	86,885
Transurban Group	8,755,955	82,868
Hikari Tsushin, Inc.	232,700	61,499
Brambles, Ltd.	2,880,350	46,795
Sulzer AG	260,827	43,520
Computershare, Ltd.	1,731,596	41,345
Robert Half, Inc.	1,178,978	30,877
Ryanair Holdings PLC (ADR)	20,807	1,300
		10,332,287

Capital Income Builder	2

Common stocks (continued)	Shares	Value (000)

Health care 8.56%
AbbVie, Inc.	8,069,563	$1,759,487
Abbott Laboratories	9,628,283	1,190,248
AstraZeneca PLC	6,985,982	1,150,785
Amgen, Inc.	3,745,197	1,117,679
Gilead Sciences, Inc.	8,067,884	966,452
Sanofi	8,458,176	855,723
Johnson & Johnson	2,700,970	510,132
Medtronic PLC	5,614,079	509,197
UnitedHealth Group, Inc.	1,394,576	476,331
Novo Nordisk AS, Class B	7,081,441	349,377
CVS Health Corp.	3,528,286	275,736
Takeda Pharmaceutical Co., Ltd.	7,983,650	215,929
Bristol-Myers Squibb Co.	3,735,094	172,076
Merck & Co., Inc.	1,540,900	132,487
EssilorLuxottica SA	327,190	120,138
EBOS Group, Ltd.	6,068,075	100,105
Sandoz Group AG	1,387,511	92,350
GSK PLC	3,240,408	75,925
Royalty Pharma PLC, Class A (a)	1,712,242	64,278
Roche Holding AG, nonvoting non-registered shares	189,591	61,224
Endo, LP, nonvoting shares (b)(e)	225,000	— (c)
		10,195,659

Consumer staples 7.85%
Philip Morris International, Inc.	17,146,617	2,474,771
British American Tobacco PLC	39,373,236	2,015,432
British American Tobacco PLC (ADR)	3,041,264	155,682
Mondelez International, Inc., Class A	17,530,693	1,007,314
Imperial Brands PLC	13,977,025	555,487
Nestle SA	4,078,423	389,609
Sysco Corp.	4,306,408	319,880
Danone SA	3,393,556	299,738
Coca-Cola Co.	3,741,971	257,822
Altria Group, Inc.	4,407,100	248,472
Procter & Gamble Co.	1,332,297	200,337
Kimberly-Clark Corp.	1,457,945	174,531
Carlsberg A/S, Class B	1,338,320	157,288
ITC, Ltd.	32,039,889	151,630
General Mills, Inc.	3,192,873	148,820
Marks and Spencer Group PLC	25,259,460	131,999
WH Group, Ltd.	128,177,500	122,898
Unilever PLC	1,972,678	118,365
PepsiCo, Inc.	611,479	89,331
Suntory Beverage & Food, Ltd. (a)	2,357,400	71,273
Dollar General Corp.	640,658	63,207
Pernod Ricard SA	617,494	60,497
Anheuser-Busch InBev SA/NV	867,244	52,860
Molson Coors Beverage Co., Class B, restricted voting shares	1,108,000	48,442
Constellation Brands, Inc., Class A	288,335	37,881
		9,353,566

Utilities 5.42%
Dominion Energy, Inc.	12,553,713	736,777
Engie SA	24,344,120	569,674
Iberdrola SA, non-registered shares	28,095,994	568,837
National Grid PLC	36,119,427	540,254
SSE PLC	15,637,639	393,637
E.ON SE	20,545,894	382,211
DTE Energy Co.	2,809,689	380,825
Pinnacle West Capital Corp. (a)	4,265,345	377,568
CenterPoint Energy, Inc.	9,247,245	353,615
Sempra	3,606,277	331,561
Duke Energy Corp.	2,452,920	304,898
Entergy Corp.	2,585,407	248,432
Atmos Energy Corp.	1,178,769	202,418

3	Capital Income Builder

Common stocks (continued)	Shares	Value (000)
Utilities (continued)
Exelon Corp. (a)	3,853,242	$177,712
RWE AG	3,465,550	170,439
Southern Co. (The)	1,631,818	153,456
Power Grid Corp. of India, Ltd.	46,112,774	149,572
AES Corp.	9,949,432	137,999
NextEra Energy, Inc.	1,379,080	112,257
SembCorp Industries, Ltd.	20,005,900	100,143
Power Assets Holdings, Ltd.	9,434,000	59,889
Light SA, units (e)	604,926	182
		6,452,356

Consumer discretionary 4.97%
Industria de Diseno Textil SA	12,997,415	716,519
McDonald’s Corp.	2,047,544	611,048
Starbucks Corp.	7,195,682	581,915
Home Depot, Inc.	1,431,523	543,392
LVMH Moet Hennessy-Louis Vuitton SE	714,414	505,142
Midea Group Co., Ltd., Class A	36,306,878	389,717
YUM! Brands, Inc.	2,767,380	382,480
Compagnie Generale des Etablissements Michelin	9,552,832	305,009
Evolution AB	4,514,047	301,778
Amadeus IT Group SA, Class A, non-registered shares	3,252,437	248,667
Royal Caribbean Cruises, Ltd.	847,780	243,169
Compagnie Financiere Richemont SA, Class A	842,806	166,560
Tractor Supply Co.	2,745,600	148,564
Vail Resorts, Inc.	940,068	139,440
Restaurant Brands International, Inc.	1,991,558	130,825
Darden Restaurants, Inc.	714,129	128,650
NEXT PLC	676,031	127,161
Aristocrat Leisure, Ltd.	2,793,508	115,499
Galaxy Entertainment Group, Ltd.	21,218,000	105,276
Jumbo SA	1,061,844	33,693
		5,924,504

Energy 4.41%
Exxon Mobil Corp.	10,012,276	1,145,004
Canadian Natural Resources, Ltd. (CAD denominated)	27,778,627	888,686
Shell PLC (GBP denominated)	16,728,305	624,974
Shell PLC (ADR) (a)	738,100	55,298
TC Energy Corp. (CAD denominated)	11,318,410	567,958
TotalEnergies SE	6,765,609	421,313
ConocoPhillips	3,640,769	323,519
EOG Resources, Inc.	2,968,922	314,231
South Bow Corp. (d)	11,211,827	290,818
EQT Corp.	4,688,561	251,213
Chevron Corp.	1,357,158	214,051
DT Midstream, Inc.	760,862	83,307
Cenovus Energy, Inc.	4,465,883	75,563
Constellation Oil Services Holding SA (NDR) (e)	51,141	550
		5,256,485

Communication services 3.45%
Singapore Telecommunications, Ltd.	271,008,800	883,695
T-Mobile US, Inc.	2,693,869	565,847
Publicis Groupe SA (a)	4,951,207	495,769
AT&T, Inc.	15,460,528	382,648
Deutsche Telekom AG	9,941,677	308,179
NetEase, Inc.	10,306,500	288,404
Comcast Corp., Class A	9,782,785	272,304
Koninklijke KPN NV	45,101,825	208,746
Verizon Communications, Inc.	4,903,006	194,845
Nintendo Co., Ltd.	1,732,500	148,430
HKT Trust and HKT, Ltd., units	73,257,460	106,784
America Movil, SAB de CV, Class B (ADR)	4,601,006	104,765

Capital Income Builder	4

Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Omnicom Group, Inc.	1,089,312	$81,720
Telkom Indonesia (Persero) Tbk PT, Class B	175,000,000	33,695
Swisscom AG (e)	43,033	31,495
		4,107,326

Materials 3.39%
Air Products and Chemicals, Inc.	2,221,805	538,988
Nitto Denko Corp.	17,798,527	442,863
Smurfit Westrock PLC	11,521,306	425,366
Rio Tinto PLC	5,611,085	401,715
International Paper Co.	9,712,686	375,298
Anglo American PLC	7,547,807	284,507
Vale SA, ordinary nominative shares	15,734,715	190,866
Vale SA (ADR), ordinary nominative shares	6,898,935	83,408
Shin-Etsu Chemical Co., Ltd.	8,748,400	264,215
Barrick Mining Corp.	7,783,049	255,284
Linde PLC	565,256	236,446
Antofagasta PLC	4,765,944	174,271
BASF SE	3,258,228	160,788
Amcor PLC	6,749,204	53,319
Eastman Chemical Co.	827,250	49,238
Air Liquide SA	192,264	37,254
Givaudan SA	8,390	34,396
Evonik Industries AG	1,054,897	17,676
Solstice Advanced Materials, Inc. (e)	315,973	14,241
		4,040,139

Real estate 2.88%
Welltower, Inc. REIT	3,823,251	692,161
VICI Properties, Inc. REIT	20,843,134	625,086
Prologis, Inc. REIT	2,823,536	350,373
Rexford Industrial Realty, Inc. REIT	6,504,656	268,772
Extra Space Storage, Inc. REIT	1,627,655	217,357
American Tower Corp. REIT	1,058,193	189,395
Mindspace Business Parks REIT	29,892,332	156,500
Public Storage REIT	526,989	146,798
CK Asset Holdings, Ltd.	24,301,734	119,956
UDR, Inc. REIT	3,546,308	119,475
Link REIT	22,317,452	116,334
CTP NV	5,385,834	112,359
Equinix, Inc. REIT	126,200	106,767
Sun Communities, Inc. REIT	430,663	54,522
Embassy Office Parks REIT	10,653,487	51,501
SBA Communications Corp. REIT, Class A	189,244	36,236
Longfor Group Holdings, Ltd.	27,189,658	33,526
Lineage, Inc. REIT	757,627	29,851
Kimco Realty Corp. REIT	295,754	6,110
		3,433,079
Total common stocks (cost: $58,661,523,000)		91,014,797
Preferred securities 0.01%
Financials 0.01%
CoBank, ACB, Class E, 0% perpetual noncumulative preferred shares (f)	13,000	10,335
Total preferred securities (cost: $13,000,000)		10,335
Convertible stocks 0.35%
Information technology 0.17%
Microchip Technology, Inc., Series A, cumulative convertible preferred depositary shares, 7.50% 3/15/2028	3,410,517	197,469

5	Capital Income Builder

Convertible stocks (continued)	Shares	Value (000)
Utilities 0.14%
NextEra Energy, Inc., convertible preferred shares, 7.234% 11/1/2027 (a)	2,339,772	$114,438
PG&E Corp., Class A, convertible preferred shares, 6.00% 12/1/2027	1,416,100	58,202
		172,640

Financials 0.04%
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	1,000,000	49,020
Total convertible stocks (cost: $398,876,000)		419,129
Convertible bonds & notes 0.00%	Principal amount (000)
Information technology 0.00%
Microstrategy, Inc., convertible notes, 0% 12/1/2029 (f)	USD1,563	1,365
Total convertible bonds & notes (cost: $1,330,000)		1,365
Bonds, notes & other debt instruments 14.61%
U.S. Treasury bonds & notes 5.80%
U.S. Treasury 5.80%
U.S. Treasury 4.50% 11/15/2025	15,350	15,353
U.S. Treasury 4.00% 12/15/2025 (a)	21,000	21,002
U.S. Treasury 6.00% 2/15/2026	206,000	207,231
U.S. Treasury 4.375% 7/31/2026	875,000	878,794
U.S. Treasury 6.75% 8/15/2026	35,000	35,808
U.S. Treasury 4.625% 9/15/2026	35,602	35,863
U.S. Treasury 4.625% 10/15/2026	25,100	25,308
U.S. Treasury 4.625% 11/15/2026	3,000	3,027
U.S. Treasury 6.50% 11/15/2026	178,000	183,590
U.S. Treasury 4.25% 12/31/2026	250,000	251,524
U.S. Treasury 2.25% 2/15/2027	75	74
U.S. Treasury 6.625% 2/15/2027	65,000	67,543
U.S. Treasury 2.625% 5/31/2027	6,500	6,400
U.S. Treasury 3.75% 6/30/2027	517,000	518,059
U.S. Treasury 3.875% 7/31/2027	560	562
U.S. Treasury 3.75% 8/15/2027	353,000	353,802
U.S. Treasury 6.375% 8/15/2027	54,936	57,561
U.S. Treasury 3.50% 9/30/2027	232,500	232,067
U.S. Treasury 6.125% 11/15/2027 (g)	296,294	311,120
U.S. Treasury 3.875% 12/31/2027	123,463	124,190
U.S. Treasury 4.25% 2/15/2028	16,000	16,228
U.S. Treasury 4.125% 7/31/2028	207,000	209,851
U.S. Treasury 2.875% 8/15/2028	148,319	145,509
U.S. Treasury 3.375% 9/15/2028	18,000	17,892
U.S. Treasury 3.50% 10/15/2028	98,581	98,315
U.S. Treasury 4.00% 1/31/2029	423,733	428,633
U.S. Treasury 4.50% 5/31/2029	125,100	128,703
U.S. Treasury 3.625% 8/31/2029	33,132	33,097
U.S. Treasury 4.375% 12/31/2029	219,000	224,928
U.S. Treasury 4.00% 2/28/2030	3,000	3,039
U.S. Treasury 6.25% 5/15/2030	198,563	219,645
U.S. Treasury 3.875% 7/31/2030	39,282	39,581
U.S. Treasury 3.625% 9/30/2030 (a)	7,000	6,975
U.S. Treasury 3.625% 10/31/2030	2,000	1,993
U.S. Treasury 4.25% 6/30/2031	20,000	20,486
U.S. Treasury 3.75% 8/31/2031	54,128	54,009
U.S. Treasury 4.375% 1/31/2032	10,000	10,300
U.S. Treasury 1.875% 2/15/2032	100,000	89,137
U.S. Treasury 4.125% 2/29/2032	114,000	115,839
U.S. Treasury 4.125% 3/31/2032	3,000	3,048
U.S. Treasury 4.00% 4/30/2032	4,500	4,539
U.S. Treasury 2.875% 5/15/2032	278,476	262,766
U.S. Treasury 4.00% 6/30/2032	31,000	31,248
U.S. Treasury 3.875% 9/30/2032	36,865	36,845
U.S. Treasury 3.75% 10/31/2032	2,000	1,983

Capital Income Builder	6

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 3.875% 8/15/2034	USD50,000	$49,430
U.S. Treasury 4.625% 2/15/2035	25,300	26,397
U.S. Treasury 4.25% 5/15/2035	2,000	2,027
U.S. Treasury 4.25% 8/15/2035	21,960	22,233
U.S. Treasury 4.50% 8/15/2039	25,000	25,328
U.S. Treasury 4.75% 2/15/2041 (g)	136,000	140,345
U.S. Treasury 4.00% 11/15/2042	12,950	12,069
U.S. Treasury 4.75% 11/15/2043	27,016	27,527
U.S. Treasury 4.625% 5/15/2044	27,000	27,019
U.S. Treasury 4.125% 8/15/2044	7,000	6,551
U.S. Treasury 4.625% 11/15/2044	4,000	3,995
U.S. Treasury 4.75% 2/15/2045	3,500	3,549
U.S. Treasury 5.00% 5/15/2045	3,000	3,139
U.S. Treasury 4.875% 8/15/2045 (a)	37,616	38,747
U.S. Treasury 3.00% 5/15/2047	108,296	83,371
U.S. Treasury 3.00% 2/15/2049 (g)	112,915	85,419
U.S. Treasury 1.375% 8/15/2050	38,101	19,431
U.S. Treasury 2.00% 8/15/2051	37,789	22,414
U.S. Treasury 2.25% 2/15/2052 (g)	207,137	129,962
U.S. Treasury 3.00% 8/15/2052	136,283	100,743
U.S. Treasury 4.75% 11/15/2053	60,200	60,891
U.S. Treasury 4.625% 5/15/2054	291	289
U.S. Treasury 4.25% 8/15/2054	3,663	3,415
U.S. Treasury 4.50% 11/15/2054	2,000	1,945
U.S. Treasury 4.625% 2/15/2055	114,500	113,650
U.S. Treasury 4.75% 5/15/2055	37,048	37,531
U.S. Treasury 4.75% 8/15/2055 (a)(g)	326,000	330,432
Total U.S. Treasury bonds & notes		6,911,316
Mortgage-backed obligations 5.00%
Federal agency mortgage-backed obligations 4.47%
Fannie Mae Pool #394854 6.50% 5/1/2027 (h)	1	1
Fannie Mae Pool #256821 6.50% 7/1/2027 (h)	4	5
Fannie Mae Pool #257145 6.50% 3/1/2028 (h)	1	1
Fannie Mae Pool #AX9959 3.50% 12/1/2029 (h)	99	97
Fannie Mae Pool #BA2999 3.50% 11/1/2030 (h)	109	108
Fannie Mae Pool #659096 6.50% 8/1/2032 (h)	1	1
Fannie Mae Pool #683351 5.50% 2/1/2033 (h)	49	50
Fannie Mae Pool #CA1299 3.50% 3/1/2033 (h)	54	53
Fannie Mae Pool #MA3438 3.50% 8/1/2033 (h)	147	145
Fannie Mae Pool #MA3658 3.50% 5/1/2034 (h)	220	217
Fannie Mae Pool #CA4490 3.50% 8/1/2034 (h)	317	312
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (h)	53,112	50,515
Fannie Mae Pool #MA4361 2.50% 6/1/2036 (h)	1,499	1,414
Fannie Mae Pool #887695 6.00% 6/1/2036 (h)	884	932
Fannie Mae Pool #MA4404 2.50% 8/1/2036 (h)	267	252
Fannie Mae Pool #894308 6.00% 10/1/2036 (h)	143	148
Fannie Mae Pool #902164 6.00% 11/1/2036 (h)	725	765
Fannie Mae Pool #902503 6.00% 11/1/2036 (h)	404	425
Fannie Mae Pool #BU3910 2.50% 12/1/2036 (h)	17	16
Fannie Mae Pool #903076 6.00% 12/1/2036 (h)	973	1,026
Fannie Mae Pool #AD0249 5.50% 4/1/2037 (h)	62	64
Fannie Mae Pool #BW0516 2.50% 5/1/2037 (h)	2,853	2,685
Fannie Mae Pool #BW0488 2.50% 5/1/2037 (h)	907	853
Fannie Mae Pool #AS9772 3.50% 6/1/2037 (h)	25	24
Fannie Mae Pool #CB4285 2.50% 7/1/2037 (h)	6,467	6,089
Fannie Mae Pool #966172 7.00% 7/1/2037 (h)	82	84
Fannie Mae Pool #256845 6.50% 8/1/2037 (h)	42	45
Fannie Mae Pool #256960 6.50% 11/1/2037 (h)	205	217
Fannie Mae Pool #FS3558 2.50% 2/1/2038 (h)	84	79
Fannie Mae Pool #257137 7.00% 3/1/2038 (h)	15	16
Fannie Mae Pool #963269 5.50% 5/1/2038 (h)	723	751
Fannie Mae Pool #963341 5.50% 5/1/2038 (h)	234	242
Fannie Mae Pool #963454 5.50% 6/1/2038 (h)	698	724
Fannie Mae Pool #963796 5.50% 6/1/2038 (h)	225	231

7	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #929964 6.00% 9/1/2038 (h)	USD336	$355
Fannie Mae Pool #FS2490 5.50% 10/1/2038 (h)	13	13
Fannie Mae Pool #FM3708 5.50% 10/1/2038 (h)	5	5
Fannie Mae Pool #FS2101 5.50% 10/1/2038 (h)	2	2
Fannie Mae Pool #970772 5.50% 11/1/2038 (h)	27	28
Fannie Mae Pool #AE0392 5.50% 12/1/2039 (h)	45	47
Fannie Mae Pool #AL4324 6.50% 5/1/2040 (h)	5	5
Fannie Mae Pool #AL0152 6.00% 6/1/2040 (h)	2,428	2,563
Fannie Mae Pool #AE8073 4.00% 12/1/2040 (h)	150	147
Fannie Mae Pool #MA4364 2.00% 6/1/2041 (h)	70,503	61,620
Fannie Mae Pool #AL1571 5.00% 6/1/2041 (h)	1,933	1,987
Fannie Mae Pool #AL0913 6.00% 7/1/2041 (h)	1,701	1,795
Fannie Mae Pool #AJ0257 4.00% 9/1/2041 (h)	51	50
Fannie Mae Pool #AJ4154 4.00% 11/1/2041 (h)	150	147
Fannie Mae Pool #AB4050 4.00% 12/1/2041 (h)	271	265
Fannie Mae Pool #AJ4189 4.00% 12/1/2041 (h)	162	159
Fannie Mae Pool #AJ9165 4.00% 1/1/2042 (h)	4,108	4,023
Fannie Mae Pool #890407 4.00% 2/1/2042 (h)	404	396
Fannie Mae Pool #AL2745 4.00% 3/1/2042 (h)	1,167	1,143
Fannie Mae Pool #AO6721 4.00% 6/1/2042 (h)	6,806	6,665
Fannie Mae Pool #AO1820 4.00% 6/1/2042 (h)	760	744
Fannie Mae Pool #890445 4.00% 7/1/2042 (h)	920	901
Fannie Mae Pool #AS0831 4.50% 10/1/2043 (h)	148	149
Fannie Mae Pool #AW4156 4.00% 5/1/2044 (h)	1,642	1,596
Fannie Mae Pool #AW4026 4.00% 6/1/2044 (h)	1,569	1,535
Fannie Mae Pool #AX2782 4.00% 9/1/2044 (h)	2,325	2,253
Fannie Mae Pool #AY1313 4.00% 3/1/2045 (h)	4,280	4,153
Fannie Mae Pool #AS6840 4.00% 3/1/2046 (h)	4,292	4,161
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (h)	700	663
Fannie Mae Pool #BC8719 4.00% 6/1/2046 (h)	1,759	1,702
Fannie Mae Pool #BC8720 4.00% 6/1/2046 (h)	1,447	1,402
Fannie Mae Pool #AS7598 4.00% 7/1/2046 (h)	4,073	3,944
Fannie Mae Pool #BD1967 4.00% 7/1/2046 (h)	1,526	1,476
Fannie Mae Pool #BD5477 4.00% 7/1/2046 (h)	32	31
Fannie Mae Pool #MA2691 4.50% 7/1/2046 (h)	701	699
Fannie Mae Pool #AS7759 4.00% 8/1/2046 (h)	9,663	9,359
Fannie Mae Pool #AS7760 4.00% 8/1/2046 (h)	4,200	4,067
Fannie Mae Pool #AS7939 4.00% 9/1/2046 (h)	6,340	6,139
Fannie Mae Pool #AL9190 4.00% 9/1/2046 (h)	1,207	1,169
Fannie Mae Pool #BC4712 4.00% 10/1/2046 (h)	3,397	3,289
Fannie Mae Pool #BC4801 4.00% 11/1/2046 (h)	2,321	2,247
Fannie Mae Pool #BM3288 3.50% 12/1/2046 (h)	18	17
Fannie Mae Pool #MA2907 4.00% 2/1/2047 (h)	21	20
Fannie Mae Pool #AS9313 4.00% 3/1/2047 (h)	3,304	3,199
Fannie Mae Pool #BE3229 4.00% 3/1/2047 (h)	1,456	1,406
Fannie Mae Pool #BD7165 4.00% 4/1/2047 (h)	20	19
Fannie Mae Pool #AS9454 4.00% 4/1/2047 (h)	12	12
Fannie Mae Pool #BM4187 4.50% 5/1/2047 (h)	11,699	11,730
Fannie Mae Pool #BH2491 4.00% 6/1/2047 (h)	1,827	1,767
Fannie Mae Pool #MA3058 4.00% 7/1/2047 (h)	2,255	2,164
Fannie Mae Pool #CA0243 4.50% 8/1/2047 (h)	11,091	11,011
Fannie Mae Pool #BJ1668 4.00% 12/1/2047 (h)	1,922	1,857
Fannie Mae Pool #MA3211 4.00% 12/1/2047 (h)	415	403
Fannie Mae Pool #BJ2751 4.50% 5/1/2048 (h)	5,814	5,774
Fannie Mae Pool #CA2033 4.00% 7/1/2048 (h)	8,237	7,969
Fannie Mae Pool #CA2157 4.00% 8/1/2048 (h)	16,404	15,873
Fannie Mae Pool #BF0320 5.50% 1/1/2049 (h)	9,172	9,552
Fannie Mae Pool #BF0572 5.50% 4/1/2049 (h)	18,367	18,812
Fannie Mae Pool #FM2675 4.00% 6/1/2049 (h)	4,629	4,479
Fannie Mae Pool #FM1262 4.00% 7/1/2049 (h)	13,392	12,941
Fannie Mae Pool #CA4819 4.00% 12/1/2049 (h)	6,496	6,258
Fannie Mae Pool #FS5313 3.50% 1/1/2050 (h)	174,550	163,775
Fannie Mae Pool #CA5216 3.00% 2/1/2050 (h)	13,030	11,769
Fannie Mae Pool #CA5226 3.00% 2/1/2050 (h)	5,245	4,739
Fannie Mae Pool #FM2676 4.00% 3/1/2050 (h)	4,433	4,273
Fannie Mae Pool #FS3189 4.00% 4/1/2050 (h)	31,232	30,224

Capital Income Builder	8

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CA6168 2.50% 6/1/2050 (h)	USD327	$278
Fannie Mae Pool #CA6079 2.50% 6/1/2050 (h)	17	14
Fannie Mae Pool #CA6309 3.00% 7/1/2050 (h)	25,729	23,413
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (h)	10,699	9,525
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (h)	5,959	5,303
Fannie Mae Pool #CA6987 2.00% 9/1/2050 (h)	890	724
Fannie Mae Pool #CA7021 2.00% 9/1/2050 (h)	548	447
Fannie Mae Pool #BQ1607 2.50% 9/1/2050 (h)	17	14
Fannie Mae Pool #CA7048 3.00% 9/1/2050 (h)	3,496	3,152
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (h)	957	857
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (h)	9,211	8,200
Fannie Mae Pool #FM4897 3.00% 11/1/2050 (h)	5,046	4,599
Fannie Mae Pool #BQ8474 2.00% 12/1/2050 (h)	1,289	1,049
Fannie Mae Pool #BQ8428 2.00% 12/1/2050 (h)	1,239	1,007
Fannie Mae Pool #CA8046 3.00% 12/1/2050 (h)	20,337	18,535
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (h)	6,494	5,782
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (h)	380	378
Fannie Mae Pool #BR0751 2.50% 1/1/2051 (h)	1,305	1,109
Fannie Mae Pool #FS5929 2.50% 1/1/2051 (h)	947	806
Fannie Mae Pool #FM5509 3.00% 1/1/2051 (h)	10,420	9,392
Fannie Mae Pool #MA4255 2.00% 2/1/2051 (h)	3,370	2,759
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (h)	741	602
Fannie Mae Pool #CA9199 2.50% 2/1/2051 (h)	281	241
Fannie Mae Pool #BQ7757 2.00% 3/1/2051 (h)	1,058	859
Fannie Mae Pool #BQ7729 2.50% 3/1/2051 (h)	1,000	850
Fannie Mae Pool #BR3771 2.00% 4/1/2051 (h)	391	318
Fannie Mae Pool #FS1564 2.00% 4/1/2051 (h)	69	56
Fannie Mae Pool #BN9135 2.50% 4/1/2051 (h)	430	365
Fannie Mae Pool #FM6965 2.50% 4/1/2051 (h)	389	331
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (h)	13,213	11,819
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (h)	1,605	1,440
Fannie Mae Pool #FM7411 2.00% 5/1/2051 (h)	310	252
Fannie Mae Pool #FM7556 3.50% 5/1/2051 (h)	22	21
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (h)	2,203	1,789
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (h)	1,209	1,082
Fannie Mae Pool #CB1186 2.00% 7/1/2051 (h)	4,833	3,948
Fannie Mae Pool #FM8194 2.00% 7/1/2051 (h)	1,239	1,006
Fannie Mae Pool #CB0998 3.00% 7/1/2051 (h)	785	696
Fannie Mae Pool #FM8477 3.00% 8/1/2051 (h)	9,102	8,199
Fannie Mae Pool #FM8658 2.50% 9/1/2051 (h)	4,082	3,470
Fannie Mae Pool #BT9828 2.50% 9/1/2051 (h)	288	245
Fannie Mae Pool #FM9335 2.50% 10/1/2051 (h)	496	423
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (h)	2,601	2,125
Fannie Mae Pool #BU6503 2.00% 11/1/2051 (h)	243	198
Fannie Mae Pool #FM9632 3.00% 11/1/2051 (h)	34,767	31,244
Fannie Mae Pool #FM9631 3.00% 11/1/2051 (h)	15,143	13,654
Fannie Mae Pool #CB2095 3.00% 11/1/2051 (h)	2,432	2,159
Fannie Mae Pool #CB2096 3.00% 11/1/2051 (h)	989	878
Fannie Mae Pool #FS2824 2.50% 12/1/2051 (h)	13,498	11,474
Fannie Mae Pool #BU3058 2.50% 12/1/2051 (h)	1,970	1,675
Fannie Mae Pool #CB2414 3.00% 12/1/2051 (h)	17,000	15,363
Fannie Mae Pool #FS0369 2.50% 1/1/2052 (h)	983	836
Fannie Mae Pool #BU3083 2.50% 1/1/2052 (h)	220	187
Fannie Mae Pool #FS0972 3.50% 1/1/2052 (h)	16,891	15,857
Fannie Mae Pool #CB2928 2.50% 2/1/2052 (h)	635	540
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (h)	11,142	10,084
Fannie Mae Pool #BV4169 2.00% 3/1/2052 (h)	747	607
Fannie Mae Pool #BV1262 2.50% 3/1/2052 (h)	402	345
Fannie Mae Pool #CB3164 2.50% 3/1/2052 (h)	328	280
Fannie Mae Pool #CB3063 2.50% 3/1/2052 (h)	127	108
Fannie Mae Pool #FS0752 3.00% 3/1/2052 (h)	42,559	38,101
Fannie Mae Pool #BV4199 3.00% 3/1/2052 (h)	908	807
Fannie Mae Pool #FS1374 3.00% 3/1/2052 (h)	716	636
Fannie Mae Pool #BV6656 3.00% 3/1/2052 (h)	24	21
Fannie Mae Pool #CB3179 3.50% 3/1/2052 (h)	22,148	20,568
Fannie Mae Pool #CB3346 2.00% 4/1/2052 (h)	4,926	4,000

9	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS6892 2.00% 4/1/2052 (h)	USD61	$50
Fannie Mae Pool #BV4656 2.50% 4/1/2052 (h)	777	662
Fannie Mae Pool #FS1629 2.50% 4/1/2052 (h)	559	475
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (h)	380	323
Fannie Mae Pool #BV8126 2.50% 4/1/2052 (h)	315	268
Fannie Mae Pool #BV4659 2.50% 4/1/2052 (h)	235	201
Fannie Mae Pool #CB3353 2.50% 4/1/2052 (h)	217	185
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (h)	295	282
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (h)	330	281
Fannie Mae Pool #BV7787 2.50% 5/1/2052 (h)	322	275
Fannie Mae Pool #BW0336 2.50% 5/1/2052 (h)	320	273
Fannie Mae Pool #MA4598 2.50% 5/1/2052 (h)	210	179
Fannie Mae Pool #BV9818 2.50% 5/1/2052 (h)	143	122
Fannie Mae Pool #FS4815 3.00% 5/1/2052 (h)	990	878
Fannie Mae Pool #FS2009 3.00% 5/1/2052 (h)	37	33
Fannie Mae Pool #BU8845 3.50% 5/1/2052 (h)	213	197
Fannie Mae Pool #BU8729 2.00% 6/1/2052 (h)	2,833	2,307
Fannie Mae Pool #BV9701 3.00% 6/1/2052 (h)	26,612	23,634
Fannie Mae Pool #FS2676 3.00% 6/1/2052 (h)	985	875
Fannie Mae Pool #FS6943 3.00% 6/1/2052 (h)	29	26
Fannie Mae Pool #BW2333 3.50% 6/1/2052 (h)	74	68
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (h)	1,715	1,637
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (h)	616	588
Fannie Mae Pool #FS7879 2.50% 7/1/2052 (h)	20,593	17,505
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (h)	12,778	10,864
Fannie Mae Pool #CB4315 3.00% 7/1/2052 (h)	615	546
Fannie Mae Pool #BW5402 5.50% 7/1/2052 (h)	41	42
Fannie Mae Pool #MA4711 5.50% 7/1/2052 (h)	41	42
Fannie Mae Pool #CB4145 5.50% 7/1/2052 (h)	33	34
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (h)	4,128	4,161
Fannie Mae Pool #CB4418 5.50% 8/1/2052 (h)	88	89
Fannie Mae Pool #BW9206 5.50% 8/1/2052 (h)	53	55
Fannie Mae Pool #CB4421 5.50% 8/1/2052 (h)	27	28
Fannie Mae Pool #FS2805 2.50% 9/1/2052 (h)	633	538
Fannie Mae Pool #BW7332 3.50% 9/1/2052 (h)	196	180
Fannie Mae Pool #BW9049 4.50% 9/1/2052 (h)	112	110
Fannie Mae Pool #BW7372 5.50% 9/1/2052 (h)	72	73
Fannie Mae Pool #BX1322 5.50% 9/1/2052 (h)	44	44
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (h)	2,174	1,773
Fannie Mae Pool #MA4824 2.50% 10/1/2052 (h)	296	251
Fannie Mae Pool #BV6789 4.00% 10/1/2052 (h)	566	539
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (h)	9,172	9,312
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (h)	8,207	8,336
Fannie Mae Pool #BX1223 5.50% 10/1/2052 (h)	1,422	1,453
Fannie Mae Pool #CB5020 5.50% 10/1/2052 (h)	347	353
Fannie Mae Pool #BX1488 5.50% 10/1/2052 (h)	156	161
Fannie Mae Pool #BW9929 5.50% 10/1/2052 (h)	43	44
Fannie Mae Pool #MA4820 6.50% 10/1/2052 (h)	29	31
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (h)	2,946	2,885
Fannie Mae Pool #BX4398 5.50% 11/1/2052 (h)	910	938
Fannie Mae Pool #BX1298 5.50% 11/1/2052 (h)	70	72
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (h)	12,621	12,830
Fannie Mae Pool #BX3716 5.50% 12/1/2052 (h)	418	424
Fannie Mae Pool #BX3726 5.50% 12/1/2052 (h)	368	374
Fannie Mae Pool #BX2464 5.50% 12/1/2052 (h)	203	206
Fannie Mae Pool #BX2476 5.50% 12/1/2052 (h)	29	30
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (h)	19,389	18,993
Fannie Mae Pool #BX5626 5.50% 1/1/2053 (h)	3,930	3,988
Fannie Mae Pool #BX6633 5.50% 1/1/2053 (h)	924	937
Fannie Mae Pool #BX5592 5.50% 1/1/2053 (h)	28	28
Fannie Mae Pool #BX0856 5.50% 1/1/2053 (h)	28	28
Fannie Mae Pool #MA4894 6.00% 1/1/2053 (h)	35,482	36,460
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (h)	20,217	20,525
Fannie Mae Pool #BX4108 5.50% 2/1/2053 (h)	241	245
Fannie Mae Pool #BX7384 5.50% 2/1/2053 (h)	106	107
Fannie Mae Pool #BX6545 6.00% 2/1/2053 (h)	27,759	28,526

Capital Income Builder	10

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4999 3.00% 3/1/2053 (h)	USD995	$883
Fannie Mae Pool #FS4152 5.50% 3/1/2053 (h)	5,048	5,125
Fannie Mae Pool #BX7555 5.50% 3/1/2053 (h)	3,646	3,700
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (h)	2,647	2,695
Fannie Mae Pool #MA5000 3.50% 4/1/2053 (h)	80	73
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (h)	41,619	42,244
Fannie Mae Pool #MA4980 6.00% 4/1/2053 (h)	20,927	21,521
Fannie Mae Pool #BX8415 6.00% 4/1/2053 (h)	1,107	1,143
Fannie Mae Pool #BW9710 3.00% 5/1/2053 (h)	7,059	6,261
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (h)	2,621	2,629
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (h)	29,698	30,137
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (h)	76,618	78,817
Fannie Mae Pool #BW9618 3.00% 6/1/2053 (h)	1,956	1,736
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (h)	124,867	126,652
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (h)	16,220	16,419
Fannie Mae Pool #BY4218 5.50% 6/1/2053 (h)	888	902
Fannie Mae Pool #BY5242 5.50% 6/1/2053 (h)	41	41
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (h)	44,631	45,832
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (h)	30,945	31,759
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (h)	19,310	19,829
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (h)	14,109	14,564
Fannie Mae Pool #FS4933 6.00% 6/1/2053 (h)	4,571	4,694
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (h)	5,409	5,651
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (h)	1,965	2,042
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (h)	1,443	1,507
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (h)	5,704	5,581
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (h)	61	62
Fannie Mae Pool #MA5073 6.00% 7/1/2053 (h)	24,654	25,288
Fannie Mae Pool #MA5108 6.00% 8/1/2053 (h)	112,996	115,867
Fannie Mae Pool #CB7018 4.00% 9/1/2053 (h)	31	29
Fannie Mae Pool #MA5138 5.50% 9/1/2053 (h)	1,206	1,223
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (h)	95	97
Fannie Mae Pool #CB7139 6.50% 9/1/2053 (h)	65,928	68,777
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (h)	787	807
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (h)	112	116
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (h)	479	486
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (h)	50,204	51,477
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (h)	3,372	3,508
Fannie Mae Pool #CB7510 6.50% 11/1/2053 (h)	714	747
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (h)	38	39
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (h)	2,734	2,860
Fannie Mae Pool #MA5247 6.00% 1/1/2054 (h)	111	114
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (h)	14,801	15,334
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (h)	1,151	1,208
Fannie Mae Pool #FS7503 6.00% 2/1/2054 (h)	1,684	1,724
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (h)	4,501	4,560
Fannie Mae Pool #CB8148 5.50% 3/1/2054 (h)	1,844	1,872
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (h)	636	655
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (h)	6	6
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (h)	1	2
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (h)	2,326	2,356
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (h)	3,480	3,601
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (h)	1,213	1,243
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (h)	406	416
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (h)	367	378
Fannie Mae Pool #FP0128 6.50% 6/1/2054 (h)	2,597	2,690
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (h)	1,102	1,119
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (h)	271	276
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (h)	7,427	7,603
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (h)	4,794	4,926
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (h)	3,315	3,414
Fannie Mae Pool #BU4791 6.00% 7/1/2054 (h)	2,949	3,018
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (h)	2,362	2,445
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (h)	750	767
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (h)	301	309
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (h)	25	25

11	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS8792 6.00% 8/1/2054 (h)	USD2,557	$2,624
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (h)	2,412	2,469
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (h)	1,405	1,438
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (h)	1,254	1,296
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (h)	1,013	1,039
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (h)	602	617
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (h)	571	584
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (h)	503	518
Fannie Mae Pool #FS9839 6.00% 8/1/2054 (h)	464	476
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (h)	144	148
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (h)	138	142
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (h)	118	122
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (h)	1,378	1,437
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (h)	551	571
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (h)	272	275
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (h)	83	84
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (h)	48	49
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (h)	1,661	1,709
Fannie Mae Pool #DC3465 6.00% 9/1/2054 (h)	1,591	1,628
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (h)	1,365	1,396
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (h)	716	732
Fannie Mae Pool #DC1873 6.00% 9/1/2054 (h)	10	10
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (h)	1,670	1,730
Fannie Mae Pool #DC3877 6.00% 10/1/2054 (h)	1,416	1,449
Fannie Mae Pool #DC2987 6.00% 10/1/2054 (h)	586	600
Fannie Mae Pool #DC1762 6.00% 10/1/2054 (h)	440	451
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (h)	89	91
Fannie Mae Pool #BU5049 6.50% 10/1/2054 (h)	1,537	1,609
Fannie Mae Pool #FS9439 3.50% 11/1/2054 (h)	113	104
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (h)	6,939	7,037
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (h)	134	132
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (h)	1,172	1,199
Fannie Mae Pool #MA5554 6.00% 12/1/2054 (h)	648	663
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (h)	485	496
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (h)	389	398
Fannie Mae Pool #BU5259 6.50% 12/1/2054 (h)	4,949	5,151
Fannie Mae Pool #MA5605 3.50% 1/1/2055 (h)	2,000	1,846
Fannie Mae Pool #CB9736 4.50% 1/1/2055 (h)	972	948
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (h)	3,523	3,605
Fannie Mae Pool #DC8675 6.00% 1/1/2055 (h)	2,992	3,062
Fannie Mae Pool #DC9957 6.00% 1/1/2055 (h)	1,449	1,483
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (h)	6,104	5,954
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (h)	5,031	5,148
Fannie Mae Pool #DD2501 6.00% 2/1/2055 (h)	2,741	2,812
Fannie Mae Pool #MA5665 3.50% 3/1/2055 (h)	534	492
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (h)	1,330	1,297
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (h)	1,782	1,824
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (h)	4,041	4,190
Fannie Mae Pool #MA5649 7.00% 3/1/2055 (h)	23,182	24,275
Fannie Mae Pool #MA5693 3.50% 4/1/2055 (h)	494	456
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (h)	1,407	1,372
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (h)	6,726	6,881
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (h)	3,986	4,078
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (h)	1,056	1,081
Fannie Mae Pool #MA5725 3.50% 5/1/2055 (h)	782	722
Fannie Mae Pool #DD9126 4.00% 5/1/2055 (h)	3,756	3,566
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (h)	11,287	11,545
Fannie Mae Pool #DD9150 6.00% 5/1/2055 (h)	879	899
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (h)	130	129
Fannie Mae Pool #DE1532 6.00% 6/1/2055 (h)	997	1,021
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (h)	8,352	8,545
Fannie Mae Pool #DE2192 6.00% 7/1/2055 (h)	5,642	5,771
Fannie Mae Pool #FA2842 6.50% 7/1/2055 (h)	13,909	14,416
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (h)	19,102	19,550
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (h)	3,415	3,535
Fannie Mae Pool #MA5849 3.50% 10/1/2055 (h)	202	186

Capital Income Builder	12

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (h)	USD398	$379
Fannie Mae Pool #BF0142 5.50% 8/1/2056 (h)	30,593	31,868
Fannie Mae Pool #BF0145 3.50% 3/1/2057 (h)	25,064	22,999
Fannie Mae Pool #BF0339 5.00% 1/1/2059 (h)	28,266	28,534
Fannie Mae Pool #BF0342 5.50% 1/1/2059 (h)	20,847	21,303
Fannie Mae Pool #BF0379 3.50% 4/1/2059 (h)	58,848	53,926
Fannie Mae Pool #BM6737 4.50% 11/1/2059 (h)	46,145	45,212
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (h)	21,092	18,413
Fannie Mae Pool #BF0548 3.00% 7/1/2061 (h)	15,723	13,628
Fannie Mae Pool #BF0647 3.00% 6/1/2062 (h)	16,898	14,825
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (h)	7,943	6,885
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (h)	33,340	30,257
Fannie Mae Pool #BF0763 3.50% 9/1/2063 (h)	6,603	6,043
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (h)	3,559	3,230
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (h)	601	567
Fannie Mae, Series 2001-25, Class ZA, 6.50% 6/25/2031 (h)	90	90
Fannie Mae, Series 2006-65, Class PF, (30-day Average USD-SOFR + 0.394%) 4.577% 7/25/2036 (h)(i)	338	335
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041 (h)	12	13
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (h)	30	31
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2/25/2027 (h)(i)	2,215	2,184
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 3/25/2036 (h)	97	94
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 5/25/2036 (h)	331	289
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 7/25/2036 (h)	43	38
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 10/25/2036 (h)	71	65
Freddie Mac Pool #ZK3460 3.50% 8/1/2026 (h)	2	2
Freddie Mac Pool #RD5008 3.50% 9/1/2029 (h)	61	61
Freddie Mac Pool #ZS7148 3.50% 4/1/2030 (h)	4	4
Freddie Mac Pool #V62089 3.50% 6/1/2033 (h)	150	148
Freddie Mac Pool #ZS8716 3.50% 9/1/2033 (h)	125	123
Freddie Mac Pool #G18723 3.50% 2/1/2034 (h)	2,071	2,046
Freddie Mac Pool #ZT1799 3.50% 3/1/2034 (h)	294	290
Freddie Mac Pool #QN3000 1.50% 8/1/2035 (h)	157	142
Freddie Mac Pool #RC2555 2.50% 3/1/2037 (h)	79	74
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (h)	1,711	1,610
Freddie Mac Pool #SB8175 2.50% 9/1/2037 (h)	78	73
Freddie Mac Pool #QO1051 2.50% 11/1/2037 (h)	36	33
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (h)	149	140
Freddie Mac Pool #ZA2505 3.50% 5/1/2038 (h)	213	206
Freddie Mac Pool #A76884 5.00% 5/1/2038 (h)	139	140
Freddie Mac Pool #G04697 5.50% 9/1/2038 (h)	596	621
Freddie Mac Pool #SC0297 5.50% 10/1/2038 (h)	5	5
Freddie Mac Pool #A87873 5.00% 8/1/2039 (h)	2,187	2,236
Freddie Mac Pool #G06789 6.00% 5/1/2040 (h)	25	26
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (h)	1,564	1,364
Freddie Mac Pool #G06061 4.00% 10/1/2040 (h)	370	364
Freddie Mac Pool #SC0149 2.00% 3/1/2041 (h)	9,926	8,606
Freddie Mac Pool #Q00232 4.50% 4/1/2041 (h)	3,506	3,532
Freddie Mac Pool #Q00850 4.50% 5/1/2041 (h)	120	121
Freddie Mac Pool #RB0544 2.00% 6/1/2041 (h)	4,715	4,134
Freddie Mac Pool #G06841 5.50% 6/1/2041 (h)	1,161	1,208
Freddie Mac Pool #G08456 5.00% 7/1/2041 (h)	88	90
Freddie Mac Pool #G60546 4.00% 12/1/2042 (h)	3,185	3,126
Freddie Mac Pool #Q21442 4.50% 8/1/2043 (h)	274	274
Freddie Mac Pool #G60138 3.50% 8/1/2045 (h)	11,201	10,661
Freddie Mac Pool #760014 4.639% 8/1/2045 (h)(i)	449	448
Freddie Mac Pool #G60279 4.00% 10/1/2045 (h)	3,231	3,138
Freddie Mac Pool #Q41088 4.00% 6/1/2046 (h)	7,577	7,346
Freddie Mac Pool #Q41905 4.00% 7/1/2046 (h)	2,560	2,483
Freddie Mac Pool #Q42626 4.00% 8/1/2046 (h)	2,862	2,776
Freddie Mac Pool #T65389 3.50% 9/1/2046 (h)	44	41
Freddie Mac Pool #Q44227 4.00% 9/1/2046 (h)	749	726
Freddie Mac Pool #Q49716 4.50% 8/1/2047 (h)	327	323
Freddie Mac Pool #ZS4735 3.50% 9/1/2047 (h)	2,154	2,028
Freddie Mac Pool #G08793 4.00% 12/1/2047 (h)	13,161	12,753
Freddie Mac Pool #Q52596 4.50% 12/1/2047 (h)	274	272
Freddie Mac Pool #SI2002 4.00% 3/1/2048 (h)	669	647

13	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #Q55986 4.50% 5/1/2048 (h)	USD4,781	$4,756
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (h)	584	581
Freddie Mac Pool #ZT1704 4.50% 1/1/2049 (h)	113,251	112,641
Freddie Mac Pool #QA5741 3.00% 12/1/2049 (h)	2,342	2,127
Freddie Mac Pool #QA5125 3.50% 12/1/2049 (h)	1,071	1,008
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (h)	446	380
Freddie Mac Pool #QB2937 2.00% 8/1/2050 (h)	777	633
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (h)	957	857
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (h)	11,134	9,961
Freddie Mac Pool #QB6698 2.00% 12/1/2050 (h)	42	34
Freddie Mac Pool #QB8934 2.50% 2/1/2051 (h)	318	270
Freddie Mac Pool #QC0474 2.00% 4/1/2051 (h)	24	20
Freddie Mac Pool #SD0566 2.50% 4/1/2051 (h)	985	837
Freddie Mac Pool #RA5267 3.00% 5/1/2051 (h)	6,954	6,218
Freddie Mac Pool #SD3095 2.50% 7/1/2051 (h)	938	798
Freddie Mac Pool #QC4305 3.00% 7/1/2051 (h)	3,899	3,460
Freddie Mac Pool #QC7439 2.00% 9/1/2051 (h)	930	758
Freddie Mac Pool #RA5767 2.50% 9/1/2051 (h)	1,510	1,284
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (h)	6,573	5,879
Freddie Mac Pool #RA5841 3.00% 9/1/2051 (h)	4,889	4,337
Freddie Mac Pool #QC9251 2.50% 10/1/2051 (h)	899	764
Freddie Mac Pool #QC8196 2.50% 10/1/2051 (h)	684	581
Freddie Mac Pool #SD1345 2.50% 10/1/2051 (h)	609	518
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (h)	7,258	6,492
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (h)	791	646
Freddie Mac Pool #RA6427 3.00% 12/1/2051 (h)	882	783
Freddie Mac Pool #SD7551 3.00% 1/1/2052 (h)	57,535	51,885
Freddie Mac Pool #QD5189 3.00% 1/1/2052 (h)	54	48
Freddie Mac Pool #RA6531 3.50% 1/1/2052 (h)	22	21
Freddie Mac Pool #RA6805 3.00% 2/1/2052 (h)	12,683	11,345
Freddie Mac Pool #QD7059 3.00% 2/1/2052 (h)	1,019	904
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (h)	4,131	3,366
Freddie Mac Pool #QD8010 2.00% 3/1/2052 (h)	899	732
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (h)	84	68
Freddie Mac Pool #SD3226 2.50% 3/1/2052 (h)	5,735	4,875
Freddie Mac Pool #SD1660 2.50% 3/1/2052 (h)	305	260
Freddie Mac Pool #QD8423 2.50% 3/1/2052 (h)	276	235
Freddie Mac Pool #QD9657 2.50% 3/1/2052 (h)	28	24
Freddie Mac Pool #QE1005 2.50% 4/1/2052 (h)	605	514
Freddie Mac Pool #QE2352 2.50% 5/1/2052 (h)	990	842
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (h)	53,885	47,966
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (h)	31,282	27,768
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (h)	1,802	1,598
Freddie Mac Pool #SD4120 3.00% 6/1/2052 (h)	89	79
Freddie Mac Pool #RA7556 4.50% 6/1/2052 (h)	63,902	62,602
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (h)	14,533	12,354
Freddie Mac Pool #SD4815 2.50% 7/1/2052 (h)	557	474
Freddie Mac Pool #SD5368 2.50% 7/1/2052 (h)	401	341
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (h)	11,456	10,164
Freddie Mac Pool #SD6647 3.50% 7/1/2052 (h)	108	99
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (h)	745	607
Freddie Mac Pool #SD8235 3.00% 8/1/2052 (h)	987	876
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (h)	707	634
Freddie Mac Pool #SD8251 5.50% 8/1/2052 (h)	40	40
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (h)	8,973	7,974
Freddie Mac Pool #SD2986 3.50% 9/1/2052 (h)	790	729
Freddie Mac Pool #SD1584 4.50% 9/1/2052 (h)	14,507	14,378
Freddie Mac Pool #QE9222 5.00% 9/1/2052 (h)	46,778	46,797
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (h)	2,614	2,618
Freddie Mac Pool #QE8785 5.50% 9/1/2052 (h)	2,000	2,027
Freddie Mac Pool #SD1831 5.50% 10/1/2052 (h)	1,783	1,821
Freddie Mac Pool #QF1113 5.50% 10/1/2052 (h)	1,432	1,463
Freddie Mac Pool #QF3150 5.50% 10/1/2052 (h)	1,231	1,263
Freddie Mac Pool #QF1433 5.50% 10/1/2052 (h)	30	31
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (h)	29,009	29,442
Freddie Mac Pool #QF3380 5.50% 11/1/2052 (h)	3,304	3,374

Capital Income Builder	14

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QF2409 5.50% 11/1/2052 (h)	USD1,685	$1,722
Freddie Mac Pool #QF2472 5.50% 11/1/2052 (h)	921	940
Freddie Mac Pool #SD8280 6.50% 11/1/2052 (h)	19	20
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (h)	2,284	2,028
Freddie Mac Pool #SD4116 4.50% 12/1/2052 (h)	16,532	16,187
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (h)	4,332	4,332
Freddie Mac Pool #QF6034 5.50% 12/1/2052 (h)	83	84
Freddie Mac Pool #QF4188 5.50% 12/1/2052 (h)	78	80
Freddie Mac Pool #SD8312 2.50% 1/1/2053 (h)	500	426
Freddie Mac Pool #SD8303 2.50% 1/1/2053 (h)	436	371
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (h)	1,070	1,048
Freddie Mac Pool #QF6796 5.50% 1/1/2053 (h)	116	117
Freddie Mac Pool #QF7483 5.50% 2/1/2053 (h)	9,764	9,903
Freddie Mac Pool #QF7073 5.50% 2/1/2053 (h)	3,700	3,755
Freddie Mac Pool #QF8331 5.50% 2/1/2053 (h)	3,220	3,266
Freddie Mac Pool #QF9106 5.50% 2/1/2053 (h)	937	950
Freddie Mac Pool #SD2402 6.00% 2/1/2053 (h)	13,848	14,380
Freddie Mac Pool #SD8301 6.00% 2/1/2053 (h)	65	67
Freddie Mac Pool #QF8351 5.50% 3/1/2053 (h)	2,395	2,433
Freddie Mac Pool #QF8462 5.50% 3/1/2053 (h)	304	308
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (h)	3,992	4,004
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (h)	42,754	43,278
Freddie Mac Pool #QG1023 5.50% 4/1/2053 (h)	8,000	8,118
Freddie Mac Pool #QG0657 5.50% 4/1/2053 (h)	3,060	3,108
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (h)	1,134	1,146
Freddie Mac Pool #SD8325 6.00% 5/1/2053 (h)	173,312	178,013
Freddie Mac Pool #QG3376 6.00% 5/1/2053 (h)	809	835
Freddie Mac Pool #SD2979 6.50% 5/1/2053 (h)	2,059	2,171
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (h)	296	296
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (h)	89,689	90,678
Freddie Mac Pool #SD3505 6.00% 6/1/2053 (h)	30,933	31,771
Freddie Mac Pool #SD3175 6.00% 6/1/2053 (h)	8,552	8,778
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (h)	6,412	6,636
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (h)	5,706	5,859
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (h)	3,886	4,011
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (h)	3,181	3,309
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (h)	4,329	4,516
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (h)	3,931	4,101
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (h)	3,661	3,867
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (h)	3,544	3,747
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (h)	2,539	2,689
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (h)	1,992	2,100
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (h)	1,242	1,290
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (h)	1,090	1,158
Freddie Mac Pool #QG7176 3.00% 7/1/2053 (h)	4,856	4,308
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (h)	22	22
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (h)	194	197
Freddie Mac Pool #SD3356 6.00% 7/1/2053 (h)	10,066	10,328
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (h)	309	321
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (h)	143	147
Freddie Mac Pool #RJ0147 2.50% 9/1/2053 (h)	108	92
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (h)	116	118
Freddie Mac Pool #RA9865 6.50% 9/1/2053 (h)	41,942	44,049
Freddie Mac Pool #SL1562 3.00% 10/1/2053 (h)	9,625	8,553
Freddie Mac Pool #SD8367 5.50% 10/1/2053 (h)	14,658	14,847
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (h)	304	312
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (h)	48,806	48,769
Freddie Mac Pool #QH3557 6.50% 11/1/2053 (h)	3,179	3,339
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (h)	380	395
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (h)	49	51
Freddie Mac Pool #SD4583 3.50% 12/1/2053 (h)	218	201
Freddie Mac Pool #SD5500 2.00% 1/1/2054 (h)	66	54
Freddie Mac Pool #RJ0668 6.00% 1/1/2054 (h)	6,301	6,470
Freddie Mac Pool #SD4795 6.00% 1/1/2054 (h)	4,268	4,385
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (h)	34	35
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (h)	429	445

15	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (h)	USD16	$17
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (h)	308	312
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (h)	12,515	12,815
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (h)	11,864	12,009
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (h)	1,316	1,341
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (h)	935	946
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (h)	3,247	3,347
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (h)	180	186
Freddie Mac Pool #RJ1512 5.50% 5/1/2054 (h)	24,693	25,215
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (h)	459	470
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (h)	232	240
Freddie Mac Pool #RJ1855 5.00% 6/1/2054 (h)	6,855	6,844
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (h)	847	864
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (h)	40	41
Freddie Mac Pool #RJ1797 6.50% 6/1/2054 (h)	78	81
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (h)	1,829	1,850
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (h)	541	550
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (h)	7,157	7,439
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (h)	5,070	5,224
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (h)	1,951	2,002
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (h)	1,301	1,342
Freddie Mac Pool #SD6143 6.00% 7/1/2054 (h)	752	770
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (h)	540	553
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (h)	321	330
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (h)	8,224	8,520
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (h)	300	311
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (h)	1,853	1,879
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (h)	1,173	1,188
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (h)	1,074	1,088
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (h)	192	195
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (h)	27	28
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (h)	1,834	1,899
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (h)	1,423	1,460
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (h)	998	1,022
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (h)	778	801
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (h)	777	796
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (h)	486	498
Freddie Mac Pool #QJ0780 6.00% 8/1/2054 (h)	233	238
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (h)	7,414	7,681
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (h)	27,270	27,650
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (h)	11,438	11,680
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (h)	10,412	10,551
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (h)	556	563
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (h)	2,726	2,796
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (h)	1,490	1,534
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (h)	1,385	1,433
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (h)	1,321	1,370
Freddie Mac Pool #QJ4536 6.00% 9/1/2054 (h)	812	831
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (h)	801	821
Freddie Mac Pool #SD7274 6.00% 9/1/2054 (h)	433	444
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (h)	1,389	1,442
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (h)	939	977
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (h)	445	462
Freddie Mac Pool #RJ2664 5.00% 10/1/2054 (h)	188	188
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (h)	627	634
Freddie Mac Pool #RJ2625 5.50% 10/1/2054 (h)	224	227
Freddie Mac Pool #SD6733 6.50% 10/1/2054 (h)	384	398
Freddie Mac Pool #SD8484 4.00% 11/1/2054 (h)	14,080	13,370
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (h)	6,415	6,261
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (h)	3,894	3,878
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (h)	4,676	4,736
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (h)	1,289	1,303
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (h)	1,371	1,404
Freddie Mac Pool #SD8487 4.00% 12/1/2054 (h)	240	228
Freddie Mac Pool #SD7470 4.50% 12/1/2054 (h)	11,034	10,948
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (h)	4,570	4,620

Capital Income Builder	16

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QX2925 6.00% 1/1/2055 (h)	USD7,909	$8,100
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (h)	2,533	2,592
Freddie Mac Pool #QX3576 6.00% 1/1/2055 (h)	274	281
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (h)	5,169	5,417
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (h)	2,864	2,794
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (h)	7,446	7,620
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (h)	5,380	5,533
Freddie Mac Pool #RJ4076 6.00% 2/1/2055 (h)	335	343
Freddie Mac Pool #QX6724 6.00% 2/1/2055 (h)	271	278
Freddie Mac Pool #QX7596 3.50% 3/1/2055 (h)	106	98
Freddie Mac Pool #SL0588 3.50% 3/1/2055 (h)	52	48
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (h)	31	32
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (h)	5,033	5,149
Freddie Mac Pool #QX9923 6.00% 3/1/2055 (h)	1,857	1,925
Freddie Mac Pool #SL0924 6.00% 3/1/2055 (h)	970	994
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (h)	10,957	11,351
Freddie Mac Pool #SD8521 4.00% 4/1/2055 (h)	1,962	1,862
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (h)	110	110
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (h)	21,383	21,877
Freddie Mac Pool #QY3669 6.00% 4/1/2055 (h)	672	687
Freddie Mac Pool #QY0266 6.00% 4/1/2055 (h)	424	433
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (h)	69	71
Freddie Mac Pool #QY3014 4.00% 5/1/2055 (h)	1,087	1,032
Freddie Mac Pool #SD8533 5.50% 5/1/2055 (h)	4,777	4,828
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (h)	9,268	9,481
Freddie Mac Pool #RJ4529 6.00% 5/1/2055 (h)	24	24
Freddie Mac Pool #RQ0010 4.00% 6/1/2055 (h)	434	412
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (h)	733	729
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (h)	109	110
Freddie Mac Pool #QY6303 6.00% 6/1/2055 (h)	287	294
Freddie Mac Pool #QY9732 3.50% 7/1/2055 (h)	33	30
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (h)	16,470	16,398
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (h)	76,582	78,331
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (h)	1,820	1,864
Freddie Mac Pool #QY8512 6.00% 7/1/2055 (h)	1,621	1,659
Freddie Mac Pool #QY7786 6.00% 7/1/2055 (h)	321	328
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (h)	10,771	11,021
Freddie Mac Pool #RQ0050 6.00% 9/1/2055 (h)	1,166	1,193
Freddie Mac, Series 2122, Class QM, 6.25% 2/15/2029 (h)	194	196
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 3/25/2026 (h)	3,288	3,268
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 3/25/2027 (h)	4,390	4,347
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 6/25/2027 (h)	4,360	4,306
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 7/25/2027 (h)	4,810	4,751
Freddie Mac, Series K068, Class A2, Multi Family, 3.244% 8/25/2027 (h)	2,350	2,323
Freddie Mac, Series K069, Class A2, Multi Family, 3.187% 9/25/2027 (h)(i)	8,680	8,565
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033 (h)(i)	13,801	13,949
Freddie Mac, Series 3135, Class OP, principal only, 0% 4/15/2026 (h)	— (c)	— (c)
Freddie Mac, Series 3117, Class OG, principal only, 0% 2/15/2036 (h)	26	23
Freddie Mac, Series 3136, Class OP, principal only, 0% 4/15/2036 (h)	466	384
Freddie Mac, Series 3147, Class OD, principal only, 0% 4/15/2036 (h)	174	159
Freddie Mac, Series 3155, Class FO, principal only, 0% 5/15/2036 (h)	307	263
Freddie Mac, Series 3149, Class MO, principal only, 0% 5/15/2036 (h)	50	45
Freddie Mac, Series 3149, Class AO, principal only, 0% 5/15/2036 (h)	43	38
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056 (h)	7,414	6,544
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (h)	1,487	1,340
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (h)	6,849	6,467
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (h)(i)	6,593	6,277
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (h)	7,786	6,763
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (h)(i)	11,331	10,363
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (h)	6,409	5,854
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057 (h)	11,008	10,712
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (h)(i)	8,486	8,249
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (h)	7,931	7,153
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058 (h)	3,705	3,332
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (h)	972	946
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/25/2058 (h)	3,110	2,793

17	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (h)	USD1,900	$1,713
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (h)	22,067	20,475
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028 (h)	468	460
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (h)	27,796	26,711
Government National Mortgage Assn. 3.50% 11/1/2055 (h)(j)	5,533	5,066
Government National Mortgage Assn. 4.00% 11/1/2055 (h)(j)	3,404	3,220
Government National Mortgage Assn. 4.50% 11/1/2055 (h)(j)	3,527	3,443
Government National Mortgage Assn. 5.50% 11/1/2055 (h)(j)	1,338	1,349
Government National Mortgage Assn. Pool #736682 4.50% 12/15/2037 (h)	346	349
Government National Mortgage Assn. Pool #738938 6.50% 2/20/2039 (h)	65	68
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039 (h)	599	634
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040 (h)	738	763
Government National Mortgage Assn. Pool #783539 5.00% 10/20/2040 (h)	471	474
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041 (h)	737	752
Government National Mortgage Assn. Pool #005198 6.50% 9/20/2041 (h)	326	343
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041 (h)	754	748
Government National Mortgage Assn. Pool #MA2894 4.50% 6/20/2045 (h)	823	822
Government National Mortgage Assn. Pool #MA3246 4.50% 11/20/2045 (h)	1,132	1,129
Government National Mortgage Assn. Pool #MA5077 3.50% 3/20/2048 (h)	3,220	3,002
Government National Mortgage Assn. Pool #MA5468 5.00% 9/20/2048 (h)	303	308
Government National Mortgage Assn. Pool #MA5530 5.00% 10/20/2048 (h)	74	76
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048 (h)	415	413
Government National Mortgage Assn. Pool #MA5711 4.50% 1/20/2049 (h)	705	701
Government National Mortgage Assn. Pool #MA5712 5.00% 1/20/2049 (h)	864	877
Government National Mortgage Assn. Pool #MA5764 4.50% 2/20/2049 (h)	1,508	1,504
Government National Mortgage Assn. Pool #MA5878 5.00% 4/20/2049 (h)	8,654	8,802
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049 (h)	5,222	5,314
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (h)	690	637
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (h)	206	189
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052 (h)	228,445	217,968
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (h)	22,032	21,026
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053 (h)	16,321	15,597
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (h)	10,509	10,029
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (h)	15,180	15,216
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (h)	10,470	10,268
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (h)	83,343	83,348
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (h)	6,765	6,421
Government National Mortgage Assn. Pool #MA9961 3.50% 10/20/2054 (h)	220	201
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (h)	1,345	1,315
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (h)	551	556
Government National Mortgage Assn. Pool #795485 4.283% 7/20/2062 (h)	6	6
Government National Mortgage Assn. Pool #AG8088 4.817% 3/20/2064 (h)	1	1
Government National Mortgage Assn. Pool #AG8117 4.896% 4/20/2064 (h)	2	2
Government National Mortgage Assn. Pool #AG8193 4.816% 9/20/2064 (h)	1	1
Government National Mortgage Assn. Pool #AG8207 4.816% 11/20/2064 (h)	1	1
Government National Mortgage Assn. Pool #AG8244 4.816% 1/20/2065 (h)	1	1
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2/16/2035 (h)	218	195
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 3/20/2037 (h)	264	218
Uniform Mortgage-Backed Security 2.50% 11/1/2040 (h)(j)	46,637	43,885
Uniform Mortgage-Backed Security 2.50% 12/1/2040 (h)(j)	24,401	22,969
Uniform Mortgage-Backed Security 2.00% 11/1/2055 (h)(j)	84,531	68,573
Uniform Mortgage-Backed Security 2.50% 11/1/2055 (h)(j)	37,462	31,812
Uniform Mortgage-Backed Security 3.00% 11/1/2055 (h)(j)	20,921	18,541
Uniform Mortgage-Backed Security 4.00% 11/1/2055 (h)(j)	12,890	12,232
Uniform Mortgage-Backed Security 4.50% 11/1/2055 (h)(j)	5,670	5,527
Uniform Mortgage-Backed Security 5.00% 11/1/2055 (h)(j)	7,759	7,721
Uniform Mortgage-Backed Security 5.50% 11/1/2055 (h)(j)	5,042	5,095
Uniform Mortgage-Backed Security 6.00% 11/1/2055 (h)(j)	7,217	7,381
Uniform Mortgage-Backed Security 6.50% 11/1/2055 (h)(j)	19,817	20,523
Uniform Mortgage-Backed Security 7.00% 11/1/2055 (h)(j)	329,688	345,103
Uniform Mortgage-Backed Security 2.50% 12/1/2055 (h)(j)	36,553	31,040
Uniform Mortgage-Backed Security 3.50% 12/1/2055 (h)(j)	9,107	8,390
Uniform Mortgage-Backed Security 4.50% 12/1/2055 (h)(j)	2,509	2,445
Uniform Mortgage-Backed Security 6.50% 12/1/2055 (h)(j)	103,895	107,634
Uniform Mortgage-Backed Security 4.50% 1/1/2056 (h)(j)	479	466
		5,322,022

Capital Income Builder	18

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Commercial mortgage-backed securities 0.33%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 5.776% 6/15/2040 (f)(h)(i)	USD2,840	$2,855
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 5.724% 7/15/2041 (f)(h)(i)	447	448
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.409% 4/15/2056 (h)(i)	5,216	5,387
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057 (h)	637	663
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class C, 6.463% 4/15/2058 (h)(i)	312	321
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class B, 6.474% 4/15/2058 (h)(i)	699	733
Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054 (h)	475	427
Benchmark Mortgage Trust, Series 2023-B38, Class A4, 5.525% 4/15/2056 (h)	6,364	6,682
Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.228% 5/15/2056 (h)(i)	652	688
Benchmark Mortgage Trust, Series 2024-V7, Class AS, 6.533% 5/15/2056 (h)(i)	1,718	1,809
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (h)(i)	504	525
Benchmark Mortgage Trust, Series 2024-V5, Class C, 6.973% 1/10/2057 (h)(i)	69	71
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (h)	291	302
BMO Mortgage Trust, Series 2024-C10, Class AS, 5.729% 11/15/2057 (h)(i)	132	137
BMO Mortgage Trust, Series 2024-C10, Class C, 5.979% 11/15/2057 (h)(i)	224	226
BMO Mortgage Trust, Series 2024-C10, Class B, 6.079% 11/15/2057 (h)(i)	193	199
BMP Trust, Series 2024-MF23, Class A, (1-month USD CME Term SOFR + 1.372%) 5.404% 6/15/2041 (f)(h)(i)	1,996	2,000
BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class A, (1-month USD CME Term SOFR + 1.921%) 5.953% 8/15/2041 (f)(h)(i)	4,000	4,019
BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class B, (1-month USD CME Term SOFR + 2.34%) 6.372% 8/15/2041 (f)(h)(i)	1,000	1,006
BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class B, (1-month USD CME Term SOFR + 2.839%) 6.872% 8/15/2041 (f)(h)(i)	2,000	2,013
BX Commercial Mortgage Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.147% 6/15/2027 (f)(h)(i)	31,020	31,168
BX Commercial Mortgage Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 4.847% 9/15/2036 (f)(h)(i)	49,840	49,819
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, (1-month USD CME Term SOFR + 1.293%) 5.326% 12/15/2039 (f)(h)(i)	2,316	2,322
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.573% 5/15/2034 (f)(h)(i)	436	437
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.046% 10/15/2036 (f)(h)(i)	26,562	26,528
BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 5.793% 10/15/2036 (f)(h)(i)	3,984	3,980
BX Trust, Series 2021-ARIA, Class D, (1-month USD CME Term SOFR + 2.01%) 6.042% 10/15/2036 (f)(h)(i)	1,380	1,379
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.523% 4/15/2037 (f)(h)(i)	7,581	7,590
BX Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 5.397% 11/15/2038 (f)(h)(i)	1,557	1,557
BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 5.647% 11/15/2038 (f)(h)(i)	306	306
BX Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 5.997% 11/15/2038 (f)(h)(i)	875	873
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.724% 8/15/2039 (f)(h)(i)	5,503	5,518
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.474% 4/15/2041 (f)(h)(i)	2,168	2,171
BX Trust, Series 2024-BIO2, Class A, 5.413% 8/13/2041 (f)(h)(i)	3,613	3,663
BX Trust, Series 2024-FNX, Class A, (1-month USD CME Term SOFR + 1.442%) 5.474% 11/15/2041 (f)(h)(i)	2,475	2,479
BX Trust, Series 2024-GPA2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.575% 11/15/2041 (f)(h)(i)	2,898	2,902
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (f)(h)	2,761	2,859
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.923% 7/15/2041 (f)(h)(i)	1,135	1,138
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.674% 8/15/2041 (f)(h)(i)	1,475	1,475
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (f)(h)(i)	22,540	23,214
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.728% 8/12/2043 (f)(h)(i)	49,770	51,390
DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.379% 9/12/2040 (f)(h)(i)	1,031	1,064
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379% 9/12/2040 (f)(h)(i)	680	705
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (f)(h)(i)	1,312	1,339
ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039 (f)(h)(i)	2,651	2,672
ELM Trust 2024, Series 2024-ELM, Class A10, 5.801% 6/10/2039 (f)(h)(i)	2,409	2,433
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037 (f)(h)	6,479	6,466
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.482% 12/15/2039 (f)(h)(i)	2,667	2,674
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039 (f)(h)	3,231	3,299
FS Trust, Series 2024-HULA, Class A, (1-month USD CME Term SOFR + 1.811%) 5.843% 8/15/2039 (f)(h)(i)	4,000	4,017
FS Trust, Series 2024-HULA, Class D, (1-month USD CME Term SOFR + 2.94%) 6.972% 8/15/2039 (f)(h)(i)	1,000	1,004
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 5.723% 5/15/2041 (f)(h)(i)	3,164	3,174
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.31% 3/10/2041 (f)(h)(i)	3,831	3,867
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.425% 3/15/2042 (f)(h)(i)	15,965	15,996
Hawaii Hotel Trust, Series 2025-MAUI, Class C, (1-month USD CME Term SOFR + 2.042%) 6.074% 3/15/2042 (f)(h)(i)	211	212

19	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.623% 3/15/2042 (f)(h)(i)	USD407	$409
Hawaii Hotel Trust, Series 2025-MAUI, Class E, (1-month USD CME Term SOFR + 3.29%) 7.322% 3/15/2042 (f)(h)(i)	735	721
Hilton USA Trust, Series 2024-ORL, Class A, (1-month USD CME Term SOFR + 1.541%) 5.573% 5/15/2037 (f)(h)(i)	750	751
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (f)(h)(i)	591	599
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040 (f)(h)(i)	23,783	24,644
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039 (f)(h)	871	775
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 1/5/2039 (f)(h)(i)	219	182
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.625% 11/15/2039 (f)(h)(i)	921	923
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.575% 12/15/2039 (f)(h)(i)	4,486	4,489
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 8.183% 11/25/2053 (f)(h)(i)	306	319
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M10, (30-day Average USD-SOFR + 6.50%) 10.683% 11/25/2053 (f)(h)(i)	1,350	1,527
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.583% 5/25/2055 (f)(h)(i)	2,289	2,293
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.664% 2/10/2047 (f)(h)(i)	1,532	1,613
NY Commercial Mortgage Trust, Series 2025-299P, Class B, 5.928% 2/10/2047 (f)(h)(i)	370	387
NY Commercial Mortgage Trust, Series 2025-299P, Class C, 6.172% 2/10/2047 (f)(h)(i)	427	441
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.668% 11/5/2038 (f)(h)(i)	4,399	4,399
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.424% 5/15/2039 (f)(h)(i)	2,832	2,830
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 5.773% 5/15/2039 (f)(h)(i)	486	485
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 5.297% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026) (f)(h)(k)	7,000	6,959
SHR Trust, Series 2024-LXRY, Class A, (1-month USD CME Term SOFR + 1.95%) 5.982% 10/15/2041 (f)(h)(i)	3,000	3,007
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 4.877% 11/15/2038 (f)(h)(i)	30,249	30,209
SREIT Trust, Series 2021-MFP, Class C, (1-month USD CME Term SOFR + 1.443%) 5.476% 11/15/2038 (f)(h)(i)	871	870
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.761% 9/15/2040 (f)(h)(i)	276	278
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057 (h)(i)	5,186	5,457
		396,768

Collateralized mortgage-backed obligations (privately originated) 0.20%
Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028) (f)(h)(k)	1,850	1,860
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (f)(h)(i)	7,589	6,863
Bear Stearns ARM Trust, Series 2003-8, Class IIIA, 3.826% 1/25/2034 (h)(i)	268	216
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059 (f)(h)(i)	479	472
BRAVO Residential Funding Trust, Series 2024-NQM1, Class A1, 5.943% 12/1/2063 (6.943% on 1/1/2028) (f)(h)(k)	836	843
BRAVO Residential Funding Trust, Series 2025-NQM1, Class A1, 5.604% 12/25/2064 (f)(h)(k)	851	858
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033 (f)(h)(i)	675	668
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033 (f)(h)(i)	4	4
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (f)(h)(i)	263	262
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (f)(h)(i)	1,823	1,785
Cascade Funding Mortgage Trust, Series 2024-R1, Class A1, 4.00% 10/25/2054 (5.00% on 10/25/2028) (f)(h)(k)	849	838
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (f)(h)(i)	12,486	11,949
CIM Trust, Series 2024-R1, Class A1, 4.75% 6/25/2064 (f)(h)(i)	2,001	1,990
COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028) (f)(h)(k)	809	812
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.083% 6/25/2043 (f)(h)(i)	7,638	7,715
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.283% 5/25/2044 (f)(h)(i)	133	133
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032 (h)	67	69
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032 (h)	55	57
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 7/25/2033 (h)	57	58
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (f)(h)	369	357
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.506% 9/25/2042 (f)(h)(i)	742	747
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.056% 9/25/2042 (f)(h)(i)	5,838	6,124
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M1, (30-day Average USD-SOFR + 1.00%) 5.183% 10/25/2044 (f)(h)(i)	324	324

Capital Income Builder	20

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class A1, (30-day Average USD-SOFR + 1.05%) 5.233% 10/25/2044 (f)(h)(i)	USD462	$463
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (f)(h)(k)	107	108
GCAT Trust, Series 2025-NQM4, Class A1, 0% 6/25/2070 (f)(h)(k)	2,442	2,465
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039 (f)(h)	4,906	4,875
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026) (f)(h)(k)	11,210	11,259
IRV Trust, Series 2025-200P, Class A, 5.295% 3/14/2047 (f)(h)(i)	45,617	46,890
IRV Trust, Series 2025-200P, Class B, 5.44% 3/14/2047 (f)(h)(i)	2,000	2,027
JP Morgan Mortgage Trust, Series 2021-6, Class A6, 2.50% 10/25/2051 (f)(h)(i)	630	591
JP Morgan Mortgage Trust, Series 2021-7, Class A6, 2.50% 11/25/2051 (f)(h)(i)	652	612
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, 6.00% 4/25/2055 (f)(h)(i)	328	333
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (f)(h)	1,498	1,499
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (6.25% on 11/25/2025) (f)(h)(k)	6,163	6,167
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 5/25/2062 (f)(h)(i)	25	24
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (f)(h)(k)	224	227
NRZ Excess Spread Collateralized Notes, Series 2025-FHT1, Class A, 6.545% 3/25/2032 (f)(h)(k)	1,555	1,572
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026) (f)(h)(k)	315	315
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (f)(h)(k)	6,605	6,683
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (f)(h)(k)	5,412	5,483
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (f)(h)(k)	426	432
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (f)(h)(k)	2,460	2,483
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (f)(h)(k)	1,976	1,992
Onslow Bay Financial, LLC, Series 2025-NQM14, Class A1A, 5.162% 7/25/2065 (6.162% on 7/1/2029) (f)(h)(k)	554	558
Progress Residential Trust, Series 2024-SFR5, Class A, 3.00% 8/9/2029 (f)(h)	3,419	3,244
Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041 (f)(h)	1,353	1,303
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041 (f)(h)	2,242	2,139
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (f)(h)(k)	6,246	6,033
Sequoia Mortgage Trust, Series 2025-HYB1, Class A1A, 5.069% 10/25/2055 (f)(h)(i)	1,614	1,624
Towd Point Mortgage Trust, Series 2015-5, Class B1, 3.97% 5/25/2055 (f)(h)(i)	400	395
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055 (f)(h)(i)	794	785
Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.00% 4/25/2056 (f)(h)(i)	796	792
Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056 (f)(h)(i)	213	212
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057 (f)(h)(i)	252	247
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057 (f)(h)(i)	330	325
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058 (f)(h)(i)	540	536
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (f)(h)(i)	686	681
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058 (f)(h)(i)	90	89
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (f)(h)	46,526	42,592
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.037% 7/25/2065 (f)(h)(i)	311	314
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (b)(f)	5,272	5,272
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038 (f)(h)	19,464	19,109
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (f)(h)	943	946
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040 (f)(h)	2,669	2,679
Verus Securitization Trust, Series 2025-R1, Class A1, 5.402% 5/25/2065 (6.402% on 7/1/2029) (f)(h)(k)	539	543
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (f)(h)(k)	178	180
Verus Securitization Trust, Series 24-R1, Class A1, 5.218% 9/25/2069 (f)(h)(i)	670	672
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (f)(h)(i)	201	202
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (f)(h)(k)	602	604
		233,580
Total mortgage-backed obligations		5,952,370
Corporate bonds, notes & loans 3.00%
Financials 0.56%
ACE Capital Trust II, junior subordinated, 9.70% 4/1/2030	7,210	8,690
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (b)(f)(i)(l)	7,301	7,247
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (k)	EUR3,040	3,863
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (k)	1,060	1,306
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (k)	USD1,358	1,414
American International Group, Inc. 4.85% 5/7/2030	2,174	2,225
American International Group, Inc. 5.45% 5/7/2035	529	551
Apollo Global Management, Inc. 5.15% 8/12/2035	5,000	5,036
Athene Global Funding 4.86% 8/27/2026 (f)	2,500	2,512
Athene Holding, Ltd. 6.625% 5/19/2055	3,000	3,145
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027) (k)	2,000	1,969

21	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (k)	USD6,000	$6,263
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (k)	5,479	4,877
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (k)	5,200	4,628
Bank of America Corp. 5.464% 5/9/2036 (USD-SOFR + 1.64% on 5/9/2035) (k)	12,178	12,745
Bank of America Corp. 3.846% 3/8/2037 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 3/8/2032) (k)	5,000	4,693
Bank of New York Mellon Corp. 4.942% 2/11/2031 (USD-SOFR + 0.887% on 2/11/2030) (k)	2,816	2,893
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031) (k)	499	516
BlackRock Funding, Inc. 5.25% 3/14/2054	1,801	1,771
Blackstone Reg Finance Co., LLC 4.95% 2/15/2036	3,650	3,626
Block, Inc. 5.625% 8/15/2030 (f)	565	574
Block, Inc. 6.50% 5/15/2032	6,835	7,096
Block, Inc. 6.00% 8/15/2033 (f)	725	742
Boost Newco Borrower, LLC 7.50% 1/15/2031 (f)	10,000	10,631
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026) (f)(k)	2,000	2,005
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (f)(k)	3,500	3,713
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (f)(k)	4,079	4,182
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034) (f)(k)	3,750	3,935
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (f)(k)	2,650	2,842
BPCE SA 6.027% 5/28/2036 (USD-SOFR + 1.956% on 5/28/2035) (f)(k)	601	634
Bread Financial Holdings, Inc. 6.75% 5/15/2031 (f)	630	635
Brown & Brown, Inc. 4.90% 6/23/2030	982	996
Brown & Brown, Inc. 5.25% 6/23/2032	2,418	2,480
Brown & Brown, Inc. 5.55% 6/23/2035	7,575	7,801
Brown & Brown, Inc. 6.25% 6/23/2055	4,650	4,897
CaixaBank SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (f)(k)	2,325	2,419
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (f)(k)	1,350	1,404
CaixaBank SA 4.885% 7/3/2031 (USD-SOFR + 1.36% on 7/3/2030) (f)(k)	4,641	4,701
CaixaBank SA 5.581% 7/3/2036 (USD-SOFR + 1.79% on 7/3/2035) (f)(k)	1,508	1,550
Canadian Imperial Bank of Commerce 5.245% 1/13/2031 (USD-SOFR + 1.105% on 1/13/2030) (k)	1,000	1,032
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029) (k)	1,741	1,809
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (k)	457	495
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (k)	470	499
Carlyle Group, Inc. (The) 5.05% 9/19/2035	4,000	3,967
Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033) (k)	538	576
Chubb INA Holdings, LLC 5.00% 3/15/2034	1,085	1,112
Chubb INA Holdings, LLC 4.90% 8/15/2035	3,000	3,024
Chubb INA Holdings, LLC 4.35% 11/3/2045	3,230	2,874
Citibank, NA 4.914% 5/29/2030	375	386
Citigroup, Inc. 4.952% 5/7/2031 (USD-SOFR + 1.463% on 5/7/2030) (k)	4,000	4,081
Citigroup, Inc. 4.503% 9/11/2031 (USD-SOFR + 1.171% on 9/11/2030) (k)	3,575	3,580
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (k)	8,537	7,803
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (k)	3,028	3,100
Citigroup, Inc. 5.174% 9/11/2036 (USD-SOFR + 1.488% on 9/11/2035) (k)	3,375	3,418
Citigroup, Inc., Series CC, 7.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 2.693% on 5/15/2029) (k)	3,000	3,099
Citigroup, Inc., Series T, 7.00% junior subordinated perpetual bonds (10-year UST Yield Curve Rate T Note Constant Maturity + 2.757% on 8/15/2034) (k)	2,000	2,139
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031) (k)	495	517
Coinbase Global, Inc. 3.375% 10/1/2028 (f)	8,700	8,282
Coinbase Global, Inc. 3.625% 10/1/2031 (f)	2,400	2,147
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (f)	2,249	2,039
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (k)	5,268	5,626
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (k)	EUR200	251
Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029) (k)	955	1,139
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (k)	8,692	10,729
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029) (k)	USD175	177
First Citizens BancShares, Inc. 5.231% 3/12/2031 (USD-SOFR + 1.41% on 3/12/2030) (k)	703	712
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (k)	750	784
Goldman Sachs Group, Inc. 5.218% 4/23/2031 (USD-SOFR + 1.58% on 4/23/2030) (k)	2,000	2,064
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (k)	13,695	13,639
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032) (k)	12,500	11,472
Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034) (k)	5,250	5,599
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (k)	44,100	43,902
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041) (k)	61	45
Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042) (k)	666	525

Capital Income Builder	22

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Goldman Sachs Group, Inc. 5.734% 1/28/2056 (USD-SOFR + 1.696% on 1/28/2055) (k)	USD13,000	$13,468
Goldman Sachs Group, Inc. 7.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 2.809% on 5/10/2029) (k)	1,000	1,061
Goldman Sachs Group, Inc., Series Y, 6.125% junior subordinated perpetual bonds non-cumulative depositary (10-year UST Yield Curve Rate T Note Constant Maturity + 2.40% on 11/10/2034) (k)	2,000	2,041
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (k)	975	977
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (k)	4,128	3,733
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (k)	4,173	4,312
HSBC Holdings PLC 5.133% 11/6/2036 (USD-SOFR + 1.43% on 11/6/2035) (k)	4,310	4,312
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (f)(k)	1,500	1,803
ION Platform Finance US, Inc. 9.50% 5/30/2029 (f)	10,919	11,170
ION Platform Finance US, Inc. 9.00% 8/1/2029 (f)	21,546	21,836
ION Platform Finance US, Inc. 7.875% 9/30/2032 (f)	5,580	5,450
Jane Street Group, LLC 6.125% 11/1/2032 (f)	3,000	3,055
Jane Street Group, LLC 6.75% 5/1/2033 (f)	475	496
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (k)	1,849	1,869
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (k)	6,850	6,990
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027) (k)	768	771
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (k)	2,128	2,145
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (k)	1,000	1,044
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (k)	1,000	1,026
JPMorgan Chase & Co. 5.14% 1/24/2031 (USD-SOFR + 0.90% on 1/24/2030) (k)	7,000	7,234
JPMorgan Chase & Co. 4.255% 10/22/2031 (USD-SOFR + 0.93% on 10/22/2030) (k)	9,875	9,843
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (k)	1,520	1,347
JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032) (k)	10,763	9,865
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (k)	3,462	3,651
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (k)	17,575	17,526
JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044) (k)	10,000	10,309
KKR & Co., Inc. 5.10% 8/7/2035	11,000	10,982
Lloyds Banking Group PLC 4.375% 3/22/2028	4,375	4,395
M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031) (k)	29	31
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	2,000	2,031
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	2,000	1,972
Mastercard, Inc. 4.55% 1/15/2035	1,009	1,008
Metropolitan Life Global Funding I 5.05% 6/11/2027 (f)	3,000	3,047
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027) (k)	2,000	2,042
Morgan Stanley 4.968% 7/14/2028 (USD-SOFR + 0.93% on 7/14/2027) (k)	1,100	1,115
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (k)	1,750	1,783
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (k)	500	506
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (k)	7,264	7,490
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (k)	4,250	4,237
Morgan Stanley 5.664% 4/17/2036 (USD-SOFR + 1.757% on 4/17/2035) (k)	4,174	4,397
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (k)	11,450	11,391
Morgan Stanley 5.942% 2/7/2039 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 2/7/2039) (k)	1,687	1,771
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054) (k)	10,000	10,120
Nasdaq, Inc. 5.55% 2/15/2034	871	914
Navient Corp. 6.75% 6/15/2026	2,000	2,023
Navient Corp. 5.00% 3/15/2027	6,000	5,969
Navient Corp. 4.875% 3/15/2028	3,000	2,936
Navient Corp. 5.50% 3/15/2029	2,390	2,353
Navient Corp. 9.375% 7/25/2030	1,007	1,107
Navient Corp. 7.875% 6/15/2032	1,690	1,748
Navient Corp. 5.625% 8/1/2033	4,860	4,404
OneMain Finance Corp. 6.625% 5/15/2029	10,000	10,296
OneMain Finance Corp. 7.50% 5/15/2031	3,215	3,361
OneMain Finance Corp. 7.125% 11/15/2031	1,655	1,716
OneMain Finance Corp. 7.125% 9/15/2032	755	780
OneMain Finance Corp. 6.50% 3/15/2033	4,800	4,794
Osaic Holdings, Inc. 6.75% 8/1/2032 (f)	2,095	2,166
Osaic Holdings, Inc. 8.00% 8/1/2033 (f)	220	226
Osaic Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 3.00%) 6.965% 7/30/2032 (i)(l)	5,115	5,126
Oxford Finance, LLC 6.375% 2/1/2027 (f)	2,415	2,401
Piraeus Bank SA 8.25% 1/28/2027 (1-year EUR Mid-Swap + 5.715% on 1/28/2026) (k)	EUR1,000	1,169
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (k)	1,090	1,396
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (k)	970	1,192

23	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
PNC Bank, NA 5.373% 7/21/2036 (USD-SOFR + 1.417% on 7/21/2035) (k)	USD5,996	$6,162
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032) (k)	3,000	3,235
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (k)	7,800	8,835
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (k)	46	49
PNC Financial Services Group, Inc. 5.401% 7/23/2035 (USD-SOFR + 1.599% on 7/23/2034) (k)	2,975	3,081
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (k)	3,000	3,136
Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029) (k)	1,066	1,079
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (k)	1,000	1,030
Royal Bank of Canada 4.696% 8/6/2031 (USD-SOFR + 1.06% on 8/6/2030) (k)	3,000	3,039
Ryan Specialty, LLC 5.875% 8/1/2032 (f)	1,770	1,801
Standard Chartered PLC 2.608% 1/12/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.18% on 1/12/2027) (f)(k)	1,000	981
Starwood Property Trust, Inc. 5.75% 1/15/2031 (f)	1,030	1,046
State Street Corp. 4.784% 10/23/2036 (USD-SOFR + 1.215% on 10/23/2035) (k)	1,410	1,405
Synchrony Financial 5.45% 3/6/2031 (USD-SOFR + 1.68% on 3/6/2030) (k)	500	509
Synchrony Financial 7.25% 2/2/2033	2,500	2,651
Synchrony Financial 6.00% 7/29/2036 (USD-SOFR Index + 2.07% on 7/29/2035) (k)	573	586
Toronto-Dominion Bank (The) 4.808% 6/3/2030	2,700	2,754
TPG Operating Group II, LP 5.375% 1/15/2036	5,000	5,012
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (k)	1,655	1,700
Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2033) (k)	1,000	1,013
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (k)	840	890
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (k)	1,008	1,057
Truist Financial Corp. 4.964% 10/23/2036 (USD-SOFR + 1.395% on 10/23/2035) (k)	7,112	7,007
U.S. Bancorp 3.15% 4/27/2027	4,000	3,954
U.S. Bancorp 5.046% 2/12/2031 (USD-SOFR + 1.061% on 2/12/2030) (k)	3,000	3,077
U.S. Bancorp 5.85% 10/21/2033 (USD-SOFR + 2.09% on 10/21/2032) (k)	2,000	2,134
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033) (k)	6,150	6,181
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033) (k)	25	27
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034) (k)	1,600	1,687
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (k)	2,000	2,076
Voyager Parent, LLC 9.25% 7/1/2032 (f)	2,000	2,098
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (k)	1,000	1,022
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (k)	7,794	8,040
Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032) (k)	10,000	9,326
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (k)	1,554	1,634
		666,893

Communication services 0.47%
Alphabet, Inc. 5.30% 5/15/2065	1,167	1,148
Altice France 6.875% 7/15/2032 (f)	2,205	2,119
America Movil, SAB de CV, 8.46% 12/18/2036	MXN147,200	7,490
AT&T, Inc. 2.55% 12/1/2033	USD5,181	4,402
AT&T, Inc. 3.50% 9/15/2053	3,227	2,210
CCO Holdings, LLC 4.75% 3/1/2030 (f)	1,475	1,403
CCO Holdings, LLC 4.50% 8/15/2030 (f)	4,000	3,753
CCO Holdings, LLC 4.50% 6/1/2033 (f)	18,325	15,906
CCO Holdings, LLC 4.25% 1/15/2034 (f)	26,575	22,345
Charter Communications Operating, LLC 5.05% 3/30/2029	3,000	3,031
Charter Communications Operating, LLC 6.384% 10/23/2035	1,000	1,036
Charter Communications Operating, LLC 5.85% 12/1/2035	1,165	1,162
Charter Communications Operating, LLC 3.50% 3/1/2042	5,675	4,019
Charter Communications Operating, LLC 4.80% 3/1/2050	1,035	810
Charter Communications Operating, LLC 3.70% 4/1/2051	6,469	4,232
Charter Communications Operating, LLC 3.90% 6/1/2052	13,781	9,050
Charter Communications Operating, LLC 5.25% 4/1/2053	4,046	3,296
Charter Communications Operating, LLC 6.70% 12/1/2055	762	752
Comcast Corp. 2.65% 2/1/2030	18,000	16,855
Comcast Corp. 5.65% 6/1/2054	1,691	1,620
Connect Finco SARL 9.00% 9/15/2029 (f)	14,725	15,611
Connect Finco SARL, Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.465% 9/27/2029 (i)(l)	14,512	14,460
DIRECTV Financing, LLC 5.875% 8/15/2027 (f)	32,068	32,090
DIRECTV Financing, LLC 8.875% 2/1/2030 (f)	4,280	4,260
Discovery Communications, LLC 3.95% 3/20/2028	1,604	1,573
DISH Network Corp. 11.75% 11/15/2027 (f)	49,091	51,713

Capital Income Builder	24

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
EchoStar Corp. 10.75% 11/30/2029	USD4,628	$5,098
EchoStar Corp. 6.75% PIK 11/30/2030 (m)	36,580	37,786
Embarq, LLC 7.995% 6/1/2036	725	332
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (f)	1,425	1,441
Frontier Communications Holdings, LLC 5.875% 11/1/2029	4,854	4,928
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (f)	20,000	20,298
Gray Media, Inc. 10.50% 7/15/2029 (f)	3,370	3,634
Gray Media, Inc. 9.625% 7/15/2032 (f)	7,995	8,044
Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.00%) 7.249% 12/1/2028 (i)(l)	11,999	12,031
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.384% 6/4/2029 (i)(l)	33	33
Lindblad Expeditions, LLC 7.00% 9/15/2030 (f)	2,560	2,609
Meta Platforms, Inc. 4.875% 11/15/2035	14,820	14,891
Meta Platforms, Inc. 5.50% 11/15/2045	7,389	7,330
Meta Platforms, Inc. 4.45% 8/15/2052	4,500	3,769
Meta Platforms, Inc. 5.40% 8/15/2054	883	851
Meta Platforms, Inc. 5.625% 11/15/2055	15,172	15,071
Meta Platforms, Inc. 5.75% 11/15/2065	7,595	7,538
Paramount Global 4.375% 3/15/2043	3,000	2,273
Paramount Global 4.95% 5/19/2050	3,000	2,346
SBA Tower Trust 1.631% 11/15/2026 (f)	22,469	21,838
Sirius XM Radio, LLC 3.125% 9/1/2026 (f)	1,825	1,811
Sirius XM Radio, LLC 5.00% 8/1/2027 (f)	3,175	3,170
Sirius XM Radio, LLC 4.00% 7/15/2028 (f)	3,775	3,671
Sirius XM Radio, LLC 5.50% 7/1/2029 (f)	325	326
Sirius XM Radio, LLC 4.125% 7/1/2030 (f)	685	645
Sirius XM Radio, LLC 3.875% 9/1/2031 (f)	6,850	6,221
Snap, Inc. 6.875% 3/1/2033 (f)	6,500	6,654
T-Mobile USA, Inc. 3.75% 4/15/2027	10,000	9,946
T-Mobile USA, Inc. 3.875% 4/15/2030	8,975	8,794
T-Mobile USA, Inc. 2.875% 2/15/2031	15,000	13,863
T-Mobile USA, Inc. 3.50% 4/15/2031	10,000	9,513
T-Mobile USA, Inc. 5.30% 5/15/2035	400	409
T-Mobile USA, Inc. 4.95% 11/15/2035	100	99
T-Mobile USA, Inc. 3.00% 2/15/2041	4,200	3,146
T-Mobile USA, Inc. 3.30% 2/15/2051	5,000	3,385
T-Mobile USA, Inc. 3.40% 10/15/2052	7,200	4,911
Univision Communications, Inc. 7.375% 6/30/2030 (f)	2,515	2,526
Univision Communications, Inc. 8.50% 7/31/2031 (f)	4,000	4,096
Univision Communications, Inc. 9.375% 8/1/2032 (f)	2,175	2,298
Verizon Communications, Inc. 2.55% 3/21/2031	10,265	9,326
Verizon Communications, Inc. 2.355% 3/15/2032	11,186	9,785
Verizon Communications, Inc. 5.25% 4/2/2035	352	356
Verizon Communications, Inc. 5.401% 7/2/2037 (f)	351	355
Verizon Communications, Inc. 2.85% 9/3/2041	460	333
Verizon Communications, Inc. 2.987% 10/30/2056	2,971	1,806
Versant Media Group, Inc., Term Loan B, (1-month USD CME Term SOFR + 3.50%) 7.537% 10/23/2030 (i)(l)	6,520	6,521
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	4,764	4,719
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	20,001	19,436
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	4,000	3,669
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	19,607	15,760
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	5,798	4,421
X Corp., Term Loan B3, 9.50% 10/26/2029 (l)	6,000	6,028
		566,486

Energy 0.32%
3R Lux SARL 9.75% 2/5/2031 (f)	785	805
AI Candelaria (Spain) SA 7.50% 12/15/2028 (f)	280	283
AI Candelaria (Spain) SA 5.75% 6/15/2033 (f)	1,495	1,358
Antero Resources Corp. 7.625% 2/1/2029 (f)	1,000	1,019
APA Corp. 4.25% 1/15/2030	10,285	10,028
APA Corp. 5.25% 2/1/2042	182	149
APA Corp. 5.35% 7/1/2049	1,615	1,343
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (f)	8,980	8,987
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (f)	510	520
Baytex Energy Corp. 8.50% 4/30/2030 (f)	115	118

25	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Baytex Energy Corp. 7.375% 3/15/2032 (f)	USD1,750	$1,725
Borr IHC, Ltd. 10.00% 11/15/2028 (f)	1,981	1,990
Borr IHC, Ltd. 10.375% 11/15/2030 (f)	2,493	2,499
Cenovus Energy, Inc. 5.25% 6/15/2037	395	386
Cenovus Energy, Inc. 5.40% 6/15/2047	2,910	2,703
Civitas Resources, Inc. 5.00% 10/15/2026 (f)	3,070	3,057
Civitas Resources, Inc. 8.375% 7/1/2028 (f)	1,675	1,733
Civitas Resources, Inc. 8.625% 11/1/2030 (f)	490	507
Civitas Resources, Inc. 8.75% 7/1/2031 (f)	1,210	1,245
Civitas Resources, Inc. 9.625% 6/15/2033 (f)	915	982
CNX Resources Corp. 6.00% 1/15/2029 (f)	2,000	2,011
CNX Resources Corp. 7.25% 3/1/2032 (f)	585	610
Crescent Energy Finance, LLC 9.25% 2/15/2028 (f)	2,548	2,642
Crescent Energy Finance, LLC 7.625% 4/1/2032 (f)	2,280	2,212
Crescent Energy Finance, LLC 7.375% 1/15/2033 (f)	1,395	1,319
Devon Energy Corp. 5.75% 9/15/2054	1,750	1,612
Diamondback Energy, Inc. 5.15% 1/30/2030	418	429
Diamondback Energy, Inc. 5.40% 4/18/2034	1,936	1,975
Diamondback Energy, Inc. 5.75% 4/18/2054	687	663
Diamondback Energy, Inc. 5.90% 4/18/2064	432	414
Ecopetrol SA 7.75% 2/1/2032	1,500	1,552
Ecopetrol SA 8.875% 1/13/2033	1,440	1,561
Ecopetrol SA 8.375% 1/19/2036	1,220	1,266
Enbridge Energy Partners, LP 7.375% 10/15/2045	5,459	6,468
Energean Israel Finance, Ltd. 5.875% 3/30/2031 (f)	5,610	5,429
EOG Resources, Inc. 5.65% 12/1/2054	4,559	4,567
EQT Corp. 7.50% 6/1/2027	2,000	2,034
EQT Corp. 4.50% 1/15/2029	2,116	2,117
EQT Corp. 7.00% 2/1/2030	15,000	16,289
Equinor ASA 3.625% 9/10/2028	13,165	13,055
Equinor ASA 3.25% 11/18/2049	7,583	5,458
Expand Energy Corp. 5.375% 2/1/2029	1,705	1,706
Exxon Mobil Corp. 2.61% 10/15/2030	20,000	18,705
Exxon Mobil Corp. 3.452% 4/15/2051	2,000	1,472
GeoPark, Ltd. 8.75% 1/31/2030 (f)	958	906
GeoPark, Ltd. 8.75% 1/31/2030	292	276
Gulfport Energy Operating Corp. 6.75% 9/1/2029 (f)	445	455
Harbour Energy PLC 5.50% 10/15/2026 (f)	4,000	3,950
Hess Midstream Operations, LP 5.875% 3/1/2028 (f)	785	802
Hess Midstream Operations, LP 5.50% 10/15/2030 (f)	4,000	4,029
Hilcorp Energy I, LP 5.75% 2/1/2029 (f)	665	653
Hilcorp Energy I, LP 6.00% 4/15/2030 (f)	3,260	3,181
Hilcorp Energy I, LP 6.00% 2/1/2031 (f)	450	428
Hilcorp Energy I, LP 8.375% 11/1/2033 (f)	1,170	1,211
Hilcorp Energy I, LP 6.875% 5/15/2034 (f)	3,070	2,920
Kinetik Holdings, LP 6.625% 12/15/2028 (f)	1,515	1,557
Kinetik Holdings, LP 5.875% 6/15/2030 (f)	2,000	2,016
Kodiak Gas Services, LLC 6.50% 10/1/2033 (f)	965	990
Kodiak Gas Services, LLC 6.75% 10/1/2035 (f)	965	994
Kraken Oil & Gas Partners, LLC 7.625% 8/15/2029 (f)	375	367
Leviathan Bond, Ltd. 6.75% 6/30/2030 (f)	1,615	1,634
Matador Resources Co. 6.875% 4/15/2028 (f)	950	969
Matador Resources Co. 6.50% 4/15/2032 (f)	2,090	2,111
Matador Resources Co. 6.25% 4/15/2033 (f)	2,280	2,282
MEG Energy Corp. 5.875% 2/1/2029 (f)	8,000	8,011
Modec Finance BV 7.84% 7/15/2026 (b)(n)	2,000	2,025
MPLX, LP 5.40% 9/15/2035	807	811
Murphy Oil Corp. 6.375% 7/15/2028	2,000	2,002
Murphy Oil Corp. 6.00% 10/1/2032	810	799
Nabors Industries, Inc. 9.125% 1/31/2030 (f)	765	805
Nabors Industries, Inc. 8.875% 8/15/2031 (f)	765	728
Nabors Industries, Ltd. 7.50% 1/15/2028 (f)	6,000	6,032
NFE Financing, LLC 12.00% 11/15/2029 (f)	51,391	12,575
Noble Finance II, LLC 8.00% 4/15/2030 (f)	3,305	3,432
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (f)	1,000	1,020
Occidental Petroleum Corp. 4.625% 6/15/2045	1,500	1,211

Capital Income Builder	26

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Occidental Petroleum Corp. 6.60% 3/15/2046	USD4,000	$4,189
Occidental Petroleum Corp. 4.40% 4/15/2046	2,000	1,587
Occidental Petroleum Corp. 6.05% 10/1/2054	3,000	2,922
Permian Resources Operating, LLC 5.875% 7/1/2029 (f)	5,000	5,008
Permian Resources Operating, LLC 9.875% 7/15/2031 (f)	544	590
Permian Resources Operating, LLC 7.00% 1/15/2032 (f)	6,665	6,920
Permian Resources Operating, LLC 6.25% 2/1/2033 (f)	5,000	5,092
Petroleos Mexicanos 6.50% 1/23/2029	14,000	14,320
Petroleos Mexicanos 6.84% 1/23/2030	41,500	42,624
Petroleos Mexicanos 6.70% 2/16/2032	2,837	2,836
Petroleos Mexicanos 6.375% 1/23/2045	108	88
Petroleos Mexicanos 6.75% 9/21/2047	5,264	4,364
Petroleos Mexicanos 6.35% 2/12/2048	44	35
Petroleos Mexicanos 7.69% 1/23/2050	277	251
Petroleos Mexicanos 6.95% 1/28/2060	310	256
Pluspetrol SA 8.50% 5/30/2032 (f)	1,135	1,157
Raizen Fuels Finance SA 6.70% 2/25/2037 (f)	1,695	1,417
Range Resources Corp. 4.75% 2/15/2030 (f)	445	436
Repsol E&P Capital Markets US, LLC 5.976% 9/16/2035 (f)	1,157	1,178
Saudi Arabian Oil Co. 5.75% 7/17/2054 (f)	2,810	2,827
Saudi Arabian Oil Co. 5.875% 7/17/2064 (f)	3,000	2,999
Sunoco, LP 6.00% 4/15/2027	1,000	1,004
Sunoco, LP 7.00% 9/15/2028 (f)	2,000	2,070
Sunoco, LP 7.00% 5/1/2029 (f)	935	975
Sunoco, LP 4.50% 5/15/2029	1,700	1,668
Sunoco, LP 5.625% 3/15/2031 (f)	1,285	1,287
Sunoco, LP 7.25% 5/1/2032 (f)	1,080	1,140
Sunoco, LP 6.25% 7/1/2033 (f)	2,320	2,372
Sunoco, LP 5.875% 3/15/2034 (f)	1,360	1,361
Sunoco, LP 7.875% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.23% on 9/18/2030) (f)(k)	2,645	2,688
Talos Production, Inc. 9.00% 2/1/2029 (f)	735	756
Talos Production, Inc. 9.375% 2/1/2031 (f)	925	947
Targa Resources Corp. 5.65% 2/15/2036	1,325	1,360
TransCanada Pipelines, Ltd. (3-month USD CME Term SOFR + 2.472%) 6.683% 5/16/2067 (i)	1,000	903
Transocean International, Ltd. 8.75% 2/15/2030 (f)	1,650	1,733
Transocean International, Ltd. 7.875% 10/15/2032 (f)	1,000	1,031
Transocean, Inc. 6.80% 3/15/2038	1,000	878
USA Compression Partners, LP 7.125% 3/15/2029 (f)	1,020	1,054
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (f)	3,000	2,844
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (f)	6,161	6,290
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (f)	3,485	3,225
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033 (f)	10,000	8,834
Venture Global LNG, Inc. 8.375% 6/1/2031 (f)	1,250	1,284
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (f)	1,250	1,376
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (f)	6,880	7,211
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (f)	3,095	3,495
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (f)	905	959
Vista Energy Argentina S.A.U. 8.50% 6/10/2033 (f)	2,000	2,058
Weatherford International, Ltd. 8.625% 4/30/2030 (f)	5,113	5,229
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029 (f)	665	665
		375,978

Health care 0.31%
AbbVie, Inc. 4.95% 3/15/2031	1,155	1,195
AbbVie, Inc. 5.05% 3/15/2034	4,675	4,811
AbbVie, Inc. 5.35% 3/15/2044	2,450	2,461
AbbVie, Inc. 5.40% 3/15/2054	2,000	1,991
AbbVie, Inc. 5.50% 3/15/2064	129	129
Amgen, Inc. 4.20% 3/1/2033	8,000	7,804
Amgen, Inc. 5.25% 3/2/2033	2,000	2,072
Amgen, Inc. 5.60% 3/2/2043	8,000	8,126
Amgen, Inc. 4.40% 5/1/2045	2,000	1,735
Amgen, Inc. 4.875% 3/1/2053	2,825	2,535
Amgen, Inc. 5.75% 3/2/2063	5,800	5,797

27	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
AstraZeneca Finance, LLC 4.90% 2/26/2031	USD275	$285
AstraZeneca Finance, LLC 5.00% 2/26/2034	3,325	3,441
Baxter International, Inc. 3.132% 12/1/2051	2,500	1,616
Bristol-Myers Squibb Co. 5.20% 2/22/2034	3,730	3,876
Bristol-Myers Squibb Co. 5.50% 2/22/2044	325	329
Bristol-Myers Squibb Co. 5.55% 2/22/2054	7,575	7,543
Bristol-Myers Squibb Co. 5.65% 2/22/2064	1,425	1,416
Centene Corp. 3.00% 10/15/2030	2,590	2,313
Centene Corp. 2.50% 3/1/2031	896	772
Centene Corp. 2.625% 8/1/2031	4,054	3,481
Cigna Group (The) 4.875% 9/15/2032	2,000	2,019
Cigna Group (The) 5.25% 1/15/2036	4,939	5,019
Cigna Group (The) 6.00% 1/15/2056	1,628	1,682
CVS Health Corp. 5.40% 6/1/2029	2,000	2,070
CVS Health Corp. 5.55% 6/1/2031	2,467	2,591
CVS Health Corp. 5.00% 9/15/2032	9,909	10,069
CVS Health Corp. 5.25% 2/21/2033	2,000	2,052
CVS Health Corp. 5.70% 6/1/2034	1,066	1,115
CVS Health Corp. 5.45% 9/15/2035	4,911	5,017
CVS Health Corp. 6.00% 6/1/2044	12,000	12,163
CVS Health Corp. 6.05% 6/1/2054	8,000	8,079
CVS Health Corp. 6.20% 9/15/2055	6,983	7,177
CVS Health Corp. 6.00% 6/1/2063	328	324
CVS Health Corp., junior subordinated, 6.75% 12/10/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.516% on 12/10/2034) (k)	5,000	5,201
CVS Health Corp., junior subordinated, 7.00% 3/10/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.886% on 3/10/2030) (k)	5,000	5,261
DaVita, Inc. 4.625% 6/1/2030 (f)	5,000	4,833
DaVita, Inc. 6.75% 7/15/2033 (f)	3,295	3,419
Elevance Health, Inc. 5.00% 1/15/2036	4,127	4,112
Elevance Health, Inc. 5.70% 9/15/2055	1,000	996
Eli Lilly and Co. 4.90% 10/15/2035	3,000	3,052
Eli Lilly and Co. 5.55% 10/15/2055	1,259	1,291
Gilead Sciences, Inc. 5.10% 6/15/2035	2,512	2,589
Gilead Sciences, Inc. 2.80% 10/1/2050	3,000	1,952
HCA, Inc. 4.125% 6/15/2029	8,450	8,392
Humana, Inc. 5.75% 4/15/2054	3,400	3,259
Insulet Corp. 6.50% 4/1/2033 (f)	4,000	4,171
IQVIA, Inc. 6.25% 6/1/2032 (f)	10,000	10,435
Laboratory Corp. of America Holdings 4.70% 2/1/2045	6,900	6,248
Medline Borrower, LP, Term Loan B, (1-month USD CME Term SOFR + 2.00%) 5.965% 10/23/2028 (i)(l)	4,848	4,857
Molina Healthcare, Inc. 4.375% 6/15/2028 (f)	6,000	5,848
Molina Healthcare, Inc. 3.875% 5/15/2032 (f)	7,000	6,318
Molina Healthcare, Inc. 6.25% 1/15/2033 (f)	6,000	6,046
Owens & Minor, Inc. 4.50% 3/31/2029 (f)	9,387	7,233
Owens & Minor, Inc. 6.625% 4/1/2030 (f)	6,160	4,694
Owens & Minor, Inc., Term Loan B-1, (3-month USD CME Term SOFR + 3.85%) 7.815% 3/29/2029 (i)(l)	32,682	32,532
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	7,000	6,800
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	6,462	6,255
Pfizer Investment Enterprises Pte., Ltd. 5.34% 5/19/2063	4,000	3,798
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	582	578
Sterigenics-Nordion Holdings, LLC 7.375% 6/1/2031 (f)	810	852
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	6,639	6,758
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	1,185	1,227
Tenet Healthcare Corp. 4.25% 6/1/2029	5,000	4,893
Tenet Healthcare Corp. 6.75% 5/15/2031	2,500	2,596
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	7,998	7,880
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	909	910
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	13,305	13,827
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	7,815	7,870
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	3,448	3,774
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	2,553	2,930
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	1,460	1,525
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	16,718	12,575
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	900	931
UnitedHealth Group, Inc. 4.40% 6/15/2028	1,370	1,384

Capital Income Builder	28

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
UnitedHealth Group, Inc. 4.65% 1/15/2031	USD2,785	$2,830
UnitedHealth Group, Inc. 5.15% 7/15/2034	1,200	1,234
UnitedHealth Group, Inc. 5.30% 6/15/2035	8,528	8,831
UnitedHealth Group, Inc. 5.50% 7/15/2044	3,500	3,514
UnitedHealth Group, Inc. 5.625% 7/15/2054	3,000	2,987
UnitedHealth Group, Inc. 5.95% 6/15/2055	3,458	3,601
Viatris, Inc. 4.00% 6/22/2050	1,156	779
		366,983

Industrials 0.26%
Ambipar Lux SARL 9.875% 2/6/2031 (f)(o)	385	88
Amentum Escrow Corp., Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.215% 9/29/2031 (i)(l)	4,228	4,195
BAE Systems PLC 5.25% 3/26/2031 (f)	346	360
BAE Systems PLC 5.30% 3/26/2034 (f)	925	960
Boeing Co. (The) 3.25% 2/1/2028	2,000	1,959
Boeing Co. (The) 6.298% 5/1/2029	3,228	3,425
Boeing Co. (The) 5.15% 5/1/2030	4,221	4,343
Boeing Co. (The) 3.625% 2/1/2031	2,488	2,387
Boeing Co. (The) 6.388% 5/1/2031	1,894	2,061
Boeing Co. (The) 3.60% 5/1/2034	5,000	4,538
Boeing Co. (The) 6.528% 5/1/2034	46,591	51,576
Boeing Co. (The) 5.705% 5/1/2040	3,000	3,061
Boeing Co. (The) 5.805% 5/1/2050	4,407	4,381
Boeing Co. (The) 6.858% 5/1/2054	2,598	2,960
Boeing Co. (The) 5.93% 5/1/2060	4,629	4,605
Boeing Co. (The) 7.008% 5/1/2064	307	352
Canadian Pacific Railway Co. 3.00% 12/2/2041	1,247	938
Canadian Pacific Railway Co. 3.10% 12/2/2051	3,885	2,633
Carrier Global Corp. 2.722% 2/15/2030	12,267	11,514
Clean Harbors, Inc. 5.75% 10/15/2033 (f)	5,895	6,029
CSX Corp. 2.40% 2/15/2030	6,636	6,204
CSX Corp. 6.22% 4/30/2040	4,000	4,421
CSX Corp. 3.35% 9/15/2049	10,000	7,233
EquipmentShare.com, Inc. 8.625% 5/15/2032 (f)	14,995	15,151
EquipmentShare.com, Inc. 8.00% 3/15/2033 (f)	2,005	1,968
FTAI Aviation Investors, LLC 5.875% 4/15/2033 (f)	1,500	1,515
General Electric Co. 4.30% 7/29/2030	1,886	1,901
General Electric Co. 4.90% 1/29/2036	726	740
Herc Holdings, Inc. 6.625% 6/15/2029 (f)	1,755	1,814
Herc Holdings, Inc. 7.00% 6/15/2030 (f)	1,015	1,063
Herc Holdings, Inc. 7.25% 6/15/2033 (f)	7,550	7,966
Icahn Enterprises, LP 6.25% 5/15/2026	2,166	2,169
Icahn Enterprises, LP 5.25% 5/15/2027	18,000	17,700
Icahn Enterprises, LP 9.75% 1/15/2029	2,000	2,010
Icahn Enterprises, LP 10.00% 11/15/2029 (f)	405	407
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (f)	1,140	1,187
Moog, Inc. 4.25% 12/9/2027 (f)	4,625	4,588
Norfolk Southern Corp. 5.10% 5/1/2035	432	442
Norfolk Southern Corp. 3.05% 5/15/2050	3,000	2,035
Norfolk Southern Corp. 5.35% 8/1/2054	13,833	13,553
Paychex, Inc. 5.60% 4/15/2035	493	515
Peraton Corp., Term Loan B, (3-month USD CME Term SOFR + 3.85%) 7.69% 2/1/2028 (i)(l)	20,840	18,075
Prime Security Services Borrower, LLC 5.75% 4/15/2026 (f)	220	221
QXO Building Products, Inc. 6.75% 4/30/2032 (f)	4,140	4,296
Regal Rexnord Corp. 6.30% 2/15/2030	2,500	2,647
Regal Rexnord Corp. 6.40% 4/15/2033	2,500	2,681
RTX Corp. 3.125% 5/4/2027	12,375	12,210
Sabre GLBL, Inc. 11.125% 7/15/2030 (f)	3,949	3,737
Science Applications International Corp. 5.875% 11/1/2033 (f)	310	309
SkyMiles IP, Ltd. 4.75% 10/20/2028 (f)	1,840	1,853
Spirit AeroSystems, Inc. 9.375% 11/30/2029 (f)	15,000	15,771
Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.5%) 8.34% 1/15/2027 (i)(l)	12,736	12,796
TransDigm, Inc. 6.375% 3/1/2029 (f)	6,000	6,171
TransDigm, Inc. 6.25% 1/31/2034 (f)	11,005	11,382
TransDigm, Inc. 6.75% 1/31/2034 (f)	1,180	1,224

29	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Union Pacific Corp. 5.10% 2/20/2035	USD1,263	$1,300
Union Pacific Corp. 3.50% 2/14/2053	817	593
Union Pacific Corp. 5.60% 12/1/2054	2,462	2,497
Verisk Analytics, Inc. 5.125% 2/15/2036	5,193	5,227
		309,937

Consumer discretionary 0.25%
Advance Auto Parts, Inc. 5.95% 3/9/2028	2,623	2,662
Advance Auto Parts, Inc. 3.90% 4/15/2030	3,581	3,286
Advance Auto Parts, Inc. 7.00% 8/1/2030 (f)	4,245	4,287
Advance Auto Parts, Inc. 3.50% 3/15/2032	3,272	2,837
Advance Auto Parts, Inc. 7.375% 8/1/2033 (f)	4,105	4,160
Allied Universal Holdco, LLC 6.875% 6/15/2030 (f)	6,285	6,453
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (f)	1,000	1,038
AutoNation, Inc. 5.89% 3/15/2035	4,000	4,132
Bath & Body Works, Inc. 7.50% 6/15/2029	1,000	1,030
Caesars Entertainment, Inc. 6.50% 2/15/2032 (f)	2,000	2,018
Carnival Corp. 4.00% 8/1/2028 (f)	3,000	2,953
Carnival Corp. 5.125% 5/1/2029 (f)	3,460	3,505
Carnival Corp. 6.00% 5/1/2029 (f)	5,990	6,080
Carnival Corp. 7.00% 8/15/2029 (f)	6,115	6,434
Carnival Corp. 5.75% 3/15/2030 (f)	1,250	1,288
Carnival Corp. 5.75% 8/1/2032 (f)	3,500	3,600
Carnival Corp. 6.125% 2/15/2033 (f)	8,965	9,251
Ford Motor Co. 3.25% 2/12/2032	2,000	1,745
Ford Motor Co. 4.75% 1/15/2043	11,575	9,321
Ford Motor Co. 5.291% 12/8/2046	12,290	10,402
Ford Motor Credit Co., LLC 3.375% 11/13/2025	8,510	8,507
Ford Motor Credit Co., LLC 6.95% 3/6/2026	200	201
Ford Motor Credit Co., LLC 6.95% 6/10/2026	2,200	2,228
Ford Motor Credit Co., LLC 2.70% 8/10/2026	3,790	3,737
Ford Motor Credit Co., LLC 5.85% 5/17/2027	4,000	4,058
Ford Motor Credit Co., LLC 4.95% 5/28/2027	4,230	4,235
Ford Motor Credit Co., LLC 2.90% 2/16/2028	1,000	957
Ford Motor Credit Co., LLC 5.918% 3/20/2028	1,171	1,197
Ford Motor Credit Co., LLC 6.798% 11/7/2028	1,780	1,860
Ford Motor Credit Co., LLC 2.90% 2/10/2029	8,995	8,386
Ford Motor Credit Co., LLC 5.113% 5/3/2029	6,100	6,076
Ford Motor Credit Co., LLC 7.20% 6/10/2030	6,450	6,906
Ford Motor Credit Co., LLC 5.73% 9/5/2030	6,247	6,337
Ford Motor Credit Co., LLC 3.625% 6/17/2031	5,000	4,538
Ford Motor Credit Co., LLC 6.054% 11/5/2031	1,686	1,724
Ford Motor Credit Co., LLC 6.125% 3/8/2034	4,053	4,104
Ford Motor Credit Co., LLC 6.50% 2/7/2035	25,500	26,403
Ford Motor Credit Co., LLC 5.869% 10/31/2035	4,675	4,621
General Motors Financial Co., Inc. 5.80% 1/7/2029	750	782
General Motors Financial Co., Inc. 4.90% 10/6/2029	603	612
General Motors Financial Co., Inc. 5.45% 7/15/2030	2,000	2,073
General Motors Financial Co., Inc. 5.625% 4/4/2032	800	832
General Motors Financial Co., Inc. 5.45% 9/6/2034	1,357	1,374
General Motors Financial Co., Inc. 5.90% 1/7/2035	8,361	8,714
General Motors Financial Co., Inc. 6.15% 7/15/2035	1,904	2,009
GENM Capital Labuan, Ltd. 3.882% 4/19/2031	3,000	2,719
Genting New York, LLC 7.25% 10/1/2029 (f)	430	445
Gildan Activewear, Inc. 5.40% 10/7/2035 (f)	645	643
Grand Canyon University 4.375% 10/1/2026	1,500	1,481
Great Canadian Gaming Corp. 8.75% 11/15/2029 (f)	385	377
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 6.715% 3/7/2032 (i)(l)	2,837	2,855
Home Depot, Inc. 2.95% 6/15/2029	4,775	4,615
Home Depot, Inc. 5.40% 6/25/2064	1,480	1,458
Hyundai Capital America 4.875% 6/23/2027 (f)	1,334	1,346
Hyundai Capital America 5.275% 6/24/2027 (f)	3,073	3,121
Hyundai Capital America 4.90% 6/23/2028 (f)	1,422	1,443
Hyundai Capital America 4.25% 9/18/2028 (f)	2,166	2,162
Hyundai Capital America 5.15% 3/27/2030 (f)	1,000	1,023

Capital Income Builder	30

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Hyundai Capital America 4.50% 9/18/2030 (f)	USD1,043	$1,041
McDonald’s Corp. 3.70% 1/30/2026	7,015	7,015
McDonald’s Corp. 4.45% 3/1/2047	2,100	1,819
McDonald’s Corp. 5.15% 9/9/2052	1,000	947
Newell Brands, Inc. 6.375% 5/15/2030	1,200	1,143
Newell Brands, Inc. 6.625% 5/15/2032	5,580	5,259
Newell Brands, Inc. 7.125% 4/1/2036	1,715	1,620
Newell Brands, Inc. 7.50% 4/1/2046	4,000	3,310
Nissan Motor Acceptance Co., LLC 6.125% 9/30/2030 (f)	10,000	9,921
Nissan Motor Co., Ltd. 7.50% 7/17/2030 (f)	2,000	2,094
Nissan Motor Co., Ltd. 4.81% 9/17/2030 (f)	6,000	5,631
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (f)	8,265	8,797
RHP Hotel Properties, LP 6.50% 6/15/2033 (f)	790	816
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026 (f)	2,825	2,822
Royal Caribbean Cruises, Ltd. 5.625% 9/30/2031 (f)	1,375	1,401
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	3,278	3,302
Sands China, Ltd. 2.85% 3/8/2029	10,000	9,481
Starbucks Corp. 3.50% 11/15/2050	3,000	2,152
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028 (f)	2,000	1,967
ZF North America Capital, Inc. 6.75% 4/23/2030 (f)	915	872
		294,051

Utilities 0.23%
Aegea Finance SARL 9.00% 1/20/2031 (f)	1,295	1,370
AES Panama Generation Holdings, SRL 4.375% 5/31/2030 (f)	1,030	963
Alfa Transmisora De Energia SA 4.55% 9/27/2051 (f)	1,159	953
Alliant Energy Finance, LLC 3.60% 3/1/2032 (f)	750	698
Berkshire Hathaway Energy Co. 4.60% 5/1/2053	2,000	1,734
Commonwealth Edison Co. 2.95% 8/15/2027	2,450	2,411
Consumers Energy Co. 5.05% 5/15/2035	650	663
Edison International 4.125% 3/15/2028	1,832	1,802
Edison International 5.25% 11/15/2028	1,523	1,534
Edison International 5.45% 6/15/2029	2,000	2,023
Edison International 5.25% 3/15/2032	2,280	2,258
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027) (k)	3,000	2,934
Edison International, junior subordinated, 7.875% 6/15/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.658% on 6/15/2029) (k)	1,340	1,381
Electricite de France SA 2.875% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.373% on 3/15/2027) (k)	EUR4,000	4,570
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (f)(k)	USD2,750	3,187
Emera, Inc. 6.75% 6/15/2076 (3-month USD CME Term SOFR + 5.702% on 6/15/2026) (k)	15,349	15,471
Empresas Publicas de Medellin ESP 4.25% 7/18/2029	1,713	1,624
Enel Finance International NV 5.75% 9/30/2055 (f)	4,000	3,954
Enfragen Energia Sur SA 5.375% 12/30/2030	800	745
Eversource Energy 5.95% 7/15/2034	1,547	1,646
Exelon Corp. 4.45% 4/15/2046	8,115	6,956
FirstEnergy Corp. 1.60% 1/15/2026	2,600	2,582
FirstEnergy Corp. 3.40% 3/1/2050	2,000	1,405
FirstEnergy Corp., Series B, 3.90% 7/15/2027	25,785	25,630
Florida Power & Light Co. 5.10% 4/1/2033	2,115	2,193
Florida Power & Light Co. 5.30% 4/1/2053	1,368	1,344
Jersey Central Power & Light Co. 5.10% 1/15/2035	575	584
Light Energia SA 4.375% 6/18/2026	471	442
Light Servicos de Eletricidade SA 4.21% 12/19/2032	209	119
Light Servicos de Eletricidade SA 2.26% PIK 12/19/2037 (m)	87	23
Long Ridge Energy, LLC 8.75% 2/15/2032 (f)	1,240	1,283
Pacific Gas and Electric Co. 3.15% 1/1/2026	1,365	1,362
Pacific Gas and Electric Co. 2.95% 3/1/2026	11,625	11,566
Pacific Gas and Electric Co. 5.45% 6/15/2027	2,000	2,035
Pacific Gas and Electric Co. 5.00% 6/4/2028	2,000	2,029
Pacific Gas and Electric Co. 3.00% 6/15/2028	676	652
Pacific Gas and Electric Co. 4.65% 8/1/2028	1,500	1,508
Pacific Gas and Electric Co. 4.55% 7/1/2030	2,173	2,160

31	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Pacific Gas and Electric Co. 2.50% 2/1/2031	USD19,190	$17,185
Pacific Gas and Electric Co. 5.05% 10/15/2032	5,000	5,011
Pacific Gas and Electric Co. 6.40% 6/15/2033	2,100	2,262
Pacific Gas and Electric Co. 5.80% 5/15/2034	2,925	3,033
Pacific Gas and Electric Co. 5.70% 3/1/2035	983	1,011
Pacific Gas and Electric Co. 6.00% 8/15/2035	1,000	1,049
Pacific Gas and Electric Co. 4.95% 7/1/2050	21,973	18,931
Pacific Gas and Electric Co. 3.50% 8/1/2050	16,325	11,167
Pacific Gas and Electric Co. 5.90% 10/1/2054	3,000	2,925
Pacific Gas and Electric Co. 6.10% 10/15/2055	5,000	5,002
PacifiCorp 5.45% 2/15/2034	1,850	1,903
PacifiCorp 3.30% 3/15/2051	800	530
PacifiCorp 2.90% 6/15/2052	5,419	3,315
PacifiCorp 5.35% 12/1/2053	575	531
PacifiCorp 5.50% 5/15/2054	6,949	6,568
PacifiCorp 5.80% 1/15/2055	6,800	6,652
PG&E Corp. 5.00% 7/1/2028	6,595	6,553
PG&E Corp. 5.25% 7/1/2030	10,890	10,784
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (k)	10,750	11,071
Public Service Electric and Gas Co. 3.20% 5/15/2029	4,000	3,888
Public Service Electric and Gas Co. 4.90% 8/15/2035	1,325	1,340
Public Service Electric and Gas Co. 3.20% 8/1/2049	3,300	2,345
Southern California Edison Co. 4.20% 3/1/2029	1,000	990
Southern California Edison Co. 2.85% 8/1/2029	550	519
Southern California Edison Co. 5.20% 6/1/2034	3,375	3,380
Southern California Edison Co. 5.45% 3/1/2035	1,600	1,623
Southern California Edison Co. 3.60% 2/1/2045	2,102	1,537
Southern California Edison Co. 4.00% 4/1/2047	15,884	12,132
Southern California Edison Co. 5.90% 3/1/2055	10,750	10,595
Southern California Edison Co. 6.20% 9/15/2055	2,079	2,125
Talen Energy Supply, LLC, Term Loan B, (1-month USD CME Term SOFR + 2.00%) 6.106% 10/11/2032 (i)(l)	2,060	2,061
Wisconsin Electric Power Co. 4.15% 10/15/2030	1,050	1,047
Xcel Energy, Inc. 2.60% 12/1/2029	1,525	1,427
		276,286

Information technology 0.21%
Amphenol Corp. 4.625% 2/15/2036	11,880	11,680
Amphenol Corp. 5.30% 11/15/2055	1,463	1,425
ams-OSRAM AG 12.25% 3/30/2029 (f)	700	757
Broadcom, Inc. 5.05% 7/12/2029	3,569	3,676
Broadcom, Inc. 4.60% 7/15/2030	3,000	3,045
Broadcom, Inc. 5.15% 11/15/2031	2,511	2,612
Broadcom, Inc. 4.55% 2/15/2032	492	495
Broadcom, Inc. 3.469% 4/15/2034	1,500	1,375
Broadcom, Inc. 4.80% 10/15/2034	495	497
Broadcom, Inc. 5.20% 7/15/2035	3,500	3,607
Broadcom, Inc. 4.80% 2/15/2036	1,929	1,915
Broadcom, Inc. 4.90% 2/15/2038	1,762	1,742
Cloud Software Group, Inc. 8.25% 6/30/2032 (f)	4,000	4,207
Cloud Software Group, Inc. 6.625% 8/15/2033 (f)	2,500	2,508
CommScope Technologies, LLC 5.00% 3/15/2027 (f)	450	449
Commscope, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.715% 12/17/2029 (i)(l)	275	278
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (f)	8,200	8,704
Fair Isaac Corp. 6.00% 5/15/2033 (f)	7,000	7,143
Hughes Satellite Systems Corp. 5.25% 8/1/2026	31,625	31,148
Hughes Satellite Systems Corp. 6.625% 8/1/2026	3,286	3,113
Intel Corp. 3.05% 8/12/2051	1,455	923
Intel Corp. 5.60% 2/21/2054	4,451	4,260
Intel Corp. 3.10% 2/15/2060	8,000	4,678
Microchip Technology, Inc. 5.05% 3/15/2029	2,725	2,779
Microchip Technology, Inc. 5.05% 2/15/2030	1,437	1,466
Micron Technology, Inc. 6.05% 11/1/2035	2,500	2,680
NCR Atleos Corp. 9.50% 4/1/2029 (f)	1,000	1,081
Oracle Corp. 4.80% 9/26/2032	4,000	3,960

Capital Income Builder	32

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Oracle Corp. 5.50% 8/3/2035	USD4,500	$4,554
Oracle Corp. 5.20% 9/26/2035	18,137	17,869
Oracle Corp. 5.875% 9/26/2045	1,430	1,378
Oracle Corp. 3.95% 3/25/2051	3,029	2,161
Oracle Corp. 6.00% 8/3/2055	8,000	7,659
Oracle Corp. 5.95% 9/26/2055	3,669	3,481
Oracle Corp. 6.10% 9/26/2065	1,667	1,591
Roper Technologies, Inc. 4.90% 10/15/2034	2,425	2,421
Roper Technologies, Inc. 5.10% 9/15/2035	3,719	3,745
Synopsys, Inc. 5.15% 4/1/2035	25,000	25,406
Synopsys, Inc. 5.70% 4/1/2055	20,404	20,629
Texas Instruments, Inc. 4.85% 2/8/2034	5	5
UKG, Inc. 6.875% 2/1/2031 (f)	925	953
Unisys Corp. 10.625% 1/15/2031 (f)	3,641	3,869
Viasat, Inc. 5.625% 4/15/2027 (f)	16,000	15,999
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.61448%) 8.579% 3/2/2029 (i)(l)	10,518	10,457
Viasat, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.646% 5/30/2030 (i)(l)	13,071	12,947
WULF Compute, LLC 7.75% 10/15/2030 (f)	1,710	1,778
X.AI Corp. 12.50% 6/30/2030	5,200	5,474
		254,579

Real estate 0.14%
Boston Properties, LP 2.45% 10/1/2033	2,114	1,737
Boston Properties, LP 6.50% 1/15/2034	2,395	2,582
Boston Properties, LP 5.75% 1/15/2035	3,144	3,218
Corp. Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031 (f)	980	907
Equinix, Inc. 2.90% 11/18/2026	6,572	6,488
FibraSOMA 4.375% 7/22/2031 (f)	2,753	2,406
Fideicomiso Fibra Uno 7.70% 1/23/2032 (f)	355	388
Forestar Group, Inc. 5.00% 3/1/2028 (f)	6,000	6,000
Forestar Group, Inc. 6.50% 3/15/2033 (f)	2,640	2,707
GLP Capital, LP 4.00% 1/15/2030	2,500	2,429
Highwoods Realty, LP 7.65% 2/1/2034	2,000	2,286
Howard Hughes Corp. (The) 5.375% 8/1/2028 (f)	5,130	5,125
Howard Hughes Corp. (The) 4.125% 2/1/2029 (f)	260	250
Hudson Pacific Properties, LP 4.65% 4/1/2029	1,850	1,705
Hudson Pacific Properties, LP 3.25% 1/15/2030	1,055	902
Iron Mountain, Inc. 5.00% 7/15/2028 (f)	2,410	2,398
Kennedy-Wilson, Inc. 4.75% 3/1/2029	1,150	1,090
Kennedy-Wilson, Inc. 4.75% 2/1/2030	310	286
Kennedy-Wilson, Inc. 5.00% 3/1/2031	2,315	2,139
Kilroy Realty, LP 5.875% 10/15/2035	1,500	1,515
Kilroy Realty, LP 6.25% 1/15/2036	1,048	1,082
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027 (f)	1,000	991
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	1,372	1,398
MPT Operating Partnership, LP 3.50% 3/15/2031	460	325
MPT Operating Partnership, LP 8.50% 2/15/2032 (f)	28,653	30,047
Prologis, LP 5.00% 3/15/2034	1,430	1,458
Prologis, LP 5.25% 3/15/2054	270	263
RLJ Lodging Trust, LP 3.75% 7/1/2026 (f)	1,000	993
Service Properties Trust 4.95% 2/15/2027	558	557
Service Properties Trust 0% 9/30/2027 (f)	29,378	25,934
Service Properties Trust 5.50% 12/15/2027	12,000	11,696
Service Properties Trust 3.95% 1/15/2028	5,110	4,759
Service Properties Trust 8.375% 6/15/2029	6,000	5,966
Service Properties Trust 4.95% 10/1/2029	1,042	902
Service Properties Trust 4.375% 2/15/2030	60	51
Service Properties Trust 8.625% 11/15/2031 (f)	25,442	26,859
Simon Property Group, LP 5.125% 10/1/2035	5,496	5,571
VICI Properties, LP 5.625% 4/1/2035	1,079	1,101
WEA Finance, LLC 3.50% 6/15/2029 (f)	2,083	2,016
		168,527

33	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples 0.13%
Albertsons Companies, Inc. 5.50% 3/31/2031 (f)	USD1,330	$1,342
Albertsons Companies, Inc. 5.75% 3/31/2034 (f)	1,650	1,659
Altria Group, Inc. 4.40% 2/14/2026	1,173	1,173
Altria Group, Inc. 4.875% 2/4/2028	3,002	3,051
Altria Group, Inc. 5.25% 8/6/2035	1,847	1,864
B&G Foods, Inc. 8.00% 9/15/2028 (f)	6,500	6,119
BAT Capital Corp. 4.70% 4/2/2027	7,862	7,907
BAT Capital Corp. 3.557% 8/15/2027	7,650	7,577
BAT Capital Corp. 5.834% 2/20/2031	2,115	2,241
BAT Capital Corp. 5.35% 8/15/2032	6,500	6,730
BAT Capital Corp. 4.625% 3/22/2033	1,095	1,082
BAT Capital Corp. 6.421% 8/2/2033	1,144	1,259
BAT Capital Corp. 6.00% 2/20/2034	2,000	2,137
BAT Capital Corp. 5.625% 8/15/2035	8,667	9,007
BAT Capital Corp. 5.65% 3/16/2052	713	683
BAT Capital Corp. 7.081% 8/2/2053	2,843	3,253
BAT Capital Corp. 6.25% 8/15/2055	1,758	1,835
Campbell’s Co. (The) 4.75% 3/23/2035	851	826
Campbell’s Co. (The) 5.25% 10/13/2054	264	248
Coca-Cola Co. 5.20% 1/14/2055	1,498	1,472
Constellation Brands, Inc. 4.40% 11/15/2025	1,930	1,930
Constellation Brands, Inc. 4.35% 5/9/2027	1,919	1,925
Coty, Inc. 5.60% 1/15/2031 (f)	13,110	13,165
Imperial Brands Finance PLC 4.50% 6/30/2028 (f)	1,214	1,222
Imperial Brands Finance PLC 5.875% 7/1/2034 (f)	2,452	2,557
Imperial Brands Finance PLC 5.625% 7/1/2035 (f)	7,048	7,196
Imperial Brands Finance PLC 6.375% 7/1/2055 (f)	1,702	1,770
Keurig Dr Pepper, Inc. 5.15% 5/15/2035	866	867
Kroger Co. 5.50% 9/15/2054	1,043	1,015
Mars, Inc. 5.20% 3/1/2035 (f)	3,500	3,594
Mars, Inc. 5.65% 5/1/2045 (f)	886	904
Mars, Inc. 5.70% 5/1/2055 (f)	9,375	9,546
Mars, Inc. 5.80% 5/1/2065 (f)	238	245
Minerva Luxembourg SA 8.875% 9/13/2033 (f)	1,725	1,889
Mondelez International, Inc. 5.125% 5/6/2035	2,000	2,043
NBM US Holdings, Inc. 6.625% 8/6/2029 (n)	1,683	1,705
Performance Food Group, Inc. 5.50% 10/15/2027 (f)	1,000	1,001
Philip Morris International, Inc. 4.125% 4/28/2028	3,500	3,507
Philip Morris International, Inc. 4.375% 4/30/2030	1,971	1,979
Philip Morris International, Inc. 4.00% 10/29/2030	1,659	1,635
Philip Morris International, Inc. 4.25% 10/29/2032	3,500	3,417
Philip Morris International, Inc. 5.375% 2/15/2033	2,000	2,084
Philip Morris International, Inc. 5.25% 2/13/2034	995	1,026
Philip Morris International, Inc. 4.90% 11/1/2034	2,000	2,013
Philip Morris International, Inc. 4.625% 10/29/2035	14,460	14,107
Post Holdings, Inc. 6.25% 2/15/2032 (f)	1,441	1,483
Post Holdings, Inc. 6.375% 3/1/2033 (f)	5,000	5,077
		150,367

Materials 0.12%
Ardagh Metal Packaging Finance PLC 6.00% 6/15/2027 (f)	530	532
Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (f)	1,470	1,404
Ball Corp. 4.875% 3/15/2026	5,500	5,502
Ball Corp. 5.50% 9/15/2033	3,000	3,039
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	665	681
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	1,301	1,356
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	1,156	1,208
Braskem Netherlands Finance BV 4.50% 1/10/2028	600	270
Braskem Netherlands Finance BV 8.50% 1/12/2031 (f)	740	311
Braskem Netherlands Finance BV 8.50% 1/12/2031	400	168
Braskem Netherlands Finance BV 7.25% 2/13/2033	2,750	1,120
Braskem Netherlands Finance BV 7.25% 2/13/2033 (f)	1,270	517
Braskem Netherlands Finance BV 8.00% 10/15/2034 (f)	575	237
Celanese US Holdings, LLC 6.85% 11/15/2028	2,314	2,398
Celanese US Holdings, LLC 6.50% 4/15/2030	2,000	1,985

Capital Income Builder	34

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Celanese US Holdings, LLC 7.05% 11/15/2030	USD3,000	$3,055
Celanese US Holdings, LLC 6.879% 7/15/2032	5,124	5,153
Celanese US Holdings, LLC 6.75% 4/15/2033	1,000	986
Celanese US Holdings, LLC 7.20% 11/15/2033	3,649	3,745
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (f)	880	915
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (f)	7,000	7,194
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (f)	875	917
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (f)	2,500	2,559
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (f)	2,500	2,589
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (f)	365	380
Consolidated Energy Finance SA 6.50% 5/15/2026 (f)	3,000	2,876
Consolidated Energy Finance SA 12.00% 2/15/2031 (f)	3,100	2,207
Consolidated Energy Finance SA, Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.198% 11/15/2030 (i)(l)	997	841
Dow Chemical Co. (The) 5.35% 3/15/2035	1,737	1,725
Dow Chemical Co. (The) 5.65% 3/15/2036	3,331	3,336
Dow Chemical Co. (The) 5.55% 11/30/2048	526	478
Dow Chemical Co. (The) 6.90% 5/15/2053	231	246
Dow Chemical Co. (The) 5.60% 2/15/2054	2,096	1,885
Ecolab, Inc. 5.00% 9/1/2035	3,000	3,061
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (f)	5,000	5,297
First Quantum Minerals, Ltd. 8.625% 6/1/2031 (f)	5,000	5,243
First Quantum Minerals, Ltd. 7.25% 2/15/2034 (f)	3,000	3,118
Graphic Packaging International, LLC 6.375% 7/15/2032 (f)	7,000	7,101
International Flavors & Fragrances, Inc. 2.30% 11/1/2030 (f)	1,277	1,145
JH North America Holdings, Inc. 5.875% 1/31/2031 (f)	175	179
JH North America Holdings, Inc. 6.125% 7/31/2032 (f)	3,165	3,248
LYB International Finance III, LLC 5.50% 3/1/2034	517	517
LYB International Finance III, LLC 6.15% 5/15/2035	1,201	1,243
Magnera Corp. 7.25% 11/15/2031 (f)	6,000	5,186
Mercer International, Inc. 12.875% 10/1/2028 (f)	740	615
Mercer International, Inc. 5.125% 2/1/2029	1,015	657
Methanex Corp. 5.125% 10/15/2027	3,000	3,009
Minera Mexico SA de CV 5.625% 2/12/2032 (f)	1,225	1,275
Mineral Resources, Ltd. 8.00% 11/1/2027 (f)	4,075	4,164
Mineral Resources, Ltd. 9.25% 10/1/2028 (f)	1,370	1,438
NOVA Chemicals Corp. 4.25% 5/15/2029 (f)	8,500	8,279
Quikrete Holdings, Inc. 6.375% 3/1/2032 (f)	4,000	4,152
Quikrete Holdings, Inc. 6.75% 3/1/2033 (f)	410	427
Quikrete Holdings, Inc., Term Loan B3, (3-month USD CME Term SOFR + 2.25%) 6.215% 2/10/2032 (i)(l)	1,294	1,296
Sasol Financing USA, LLC 8.75% 5/3/2029 (f)	2,250	2,287
Sasol Financing USA, LLC 8.75% 5/3/2029 (n)	750	762
Sherwin-Williams Co. 3.45% 6/1/2027	5,851	5,798
Sherwin-Williams Co. 4.50% 8/15/2030	1,600	1,611
Sherwin-Williams Co. 5.15% 8/15/2035	774	790
Stillwater Mining Co. 4.00% 11/16/2026 (n)	900	891
Tronox, Inc. 9.125% 9/30/2030 (f)	2,000	1,827
Vale Overseas, Ltd. 6.40% 6/28/2054	1,303	1,359
Warrior Met Coal, Inc. 7.875% 12/1/2028 (f)	2,000	2,038
		139,828
Total corporate bonds, notes & loans		3,569,915
Asset-backed obligations 0.64%
Other asset-backed securities 0.29%
ACHV ABS Trust, Series 2024-3AL, Class A, 5.01% 12/26/2031 (f)(h)	581	586
Affirm Master Trust, 2025-2A, Class A, 4.67% 7/15/2033 (f)(h)	1,269	1,274
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029 (f)(h)	38	38
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (f)(h)	3,790	3,742
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (f)(h)	349	351
Apollo Aviation Securitization Equity Trust, Series 25-1A, Class A, 5.943% 2/16/2050 (f)(h)	754	769
Apollo Aviation Securitization Equity Trust, Series 25-1A, Class A, 6.576% 2/16/2050 (f)(h)	359	365
Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027 (f)(h)	68	68
AXIS Equipment Finance Receivables, LLC, Series 2023-1, Class A2, 6.09% 12/20/2029 (f)(h)	492	497
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 9/17/2031 (f)(h)	1,949	1,948
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046 (f)(h)	312	298

35	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (f)(h)	USD434	$435
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (f)(h)	1,215	1,225
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (f)(h)	375	381
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (f)(h)	2,379	2,247
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041 (f)(h)	30	29
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (f)(h)	5,058	5,150
Castlelake Aircraft Securitization Trust, Series 2025-3A, Class A, 5.087% 11/15/2050 (f)(h)	1,293	1,291
CCG Receivables Trust, Series 2025-1, Class D, 5.28% 10/14/2032 (f)(h)	100	101
CCG Receivables Trust, Series 2025-2, Class A2, 4.14% 8/15/2034 (f)(h)	2,072	2,080
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (f)(h)	35,512	30,575
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (f)(h)	5,631	4,758
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (f)(h)	26,629	22,269
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (f)(h)	44,213	43,418
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (f)(h)	783	786
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045 (f)(h)	171	163
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (f)(h)	362	341
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045 (f)(h)	492	463
CLI Funding VI, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045 (f)(h)	322	306
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (f)(h)	508	511
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030 (f)(h)	242	244
CWHEQ Revolving Home Equity Loan Trust, Series 2005-D, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.304%) 4.337% 11/15/2035 (h)(i)	11	11
CWHEQ Revolving Home Equity Loan Trust, Series 2006-F, Class 2A1A, FSA insured, (1-month USD CME Term SOFR + 0.254%) 4.287% 7/15/2036 (h)(i)	771	736
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.254%) 4.287% 1/15/2037 (h)(i)	1,010	976
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD CME Term SOFR + 0.264%) 4.297% 2/15/2037 (h)(i)	2,023	1,925
Dell Equipment Finance Trust, Series 2025-1, Class A2, 4.68% 7/22/2027 (f)(h)	1,500	1,506
Dell Equipment Finance Trust, Series 2024-2, Class A3, 4.59% 8/22/2030 (f)(h)	244	246
Dext ABS, Series 2023-1, Class A2, 5.99% 3/15/2032 (f)(h)	267	269
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029 (f)(h)	3,681	3,758
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (f)(h)	211	210
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (f)(h)	31,916	30,290
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (f)(h)	3,489	3,263
GGAM Master Trust International, Ltd., Series 2025-1A, Class A, 5.923% 9/30/2060 (f)(h)	4,124	4,127
Global SC Finance SRL, Series 2025-1H, Class A, 6.169% 9/20/2045 (f)(h)	3,735	3,743
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 8/17/2039 (f)(h)	1,263	1,231
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (f)(h)	671	640
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040 (f)(h)	184	177
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A2, 5.28% 3/15/2027 (f)(h)	474	477
GreatAmerica Leasing Receivables Funding, LLC, Series 2023-1, Class A3, 5.15% 7/15/2027 (f)(h)	472	475
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (f)(h)	3,808	3,857
HPEFS Equipment Trust, Series 2024-2, Class A3, 5.36% 10/20/2031 (f)(h)	273	275
HPEFS Equipment Trust, Series 2025-1A, Class A2, 4.49% 9/20/2032 (f)(h)	1,500	1,505
HPEFS Equipment Trust, Series 2025-2A, Class A2, 4.07% 11/22/2032 (f)(h)	1,875	1,874
Kubota Credit Owner Trust, Series 2024-2, Class A2, 5.45% 4/15/2027 (f)(h)	2,973	2,986
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029 (f)(h)	410	413
MMAF Equipment Finance, LLC, Series 2025-B, Class A2, 4.02% 2/13/2029 (f)(h)	3,500	3,498
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (f)(h)	88	88
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (f)(h)	944	900
Navigator Aircraft ABS, Ltd., Series 2021-1, Class B, 3.571% 11/15/2046 (f)(h)	645	619
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (f)(h)	94,741	80,233
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (f)(h)	1,069	1,076
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (f)(h)	210	210
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (f)(h)	2,032	2,037
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (f)(h)	4,284	4,310
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (f)(h)	801	804
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031 (f)(h)	145	145
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class C, 7.03% 10/17/2031 (f)(h)	100	101
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032 (f)(h)	159	160
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031 (f)(h)	1,408	1,380
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (f)(h)	208	210
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (f)(h)	471	474
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031 (f)(h)	78	78
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (f)(h)	15,258	15,339

Capital Income Builder	36

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (f)(h)	USD970	$973
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 1.70%) 5.732% 9/15/2039 (f)(h)(i)	173	175
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (f)(h)	546	561
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (f)(h)	792	796
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90% 5/15/2031 (f)(h)	119	120
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (f)(h)	40	40
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029 (f)(h)	101	102
SCF Equipment Trust, LLC, Series 2025-1A, Class A2, 4.82% 7/22/2030 (f)(h)	135	136
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (f)(h)	526	500
Stonepeak Infrastructure Partners, Series 2021-1A, Class B, 3.821% 2/28/2033 (f)(h)	453	441
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (f)(h)	1,261	1,257
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054 (f)(h)	1,489	1,493
Subway Funding, LLC, Series 2024-3, Class A23, 5.914% 7/30/2054 (f)(h)	1,544	1,539
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (f)(h)	768	748
Synchrony Card Issuance Trust, Series 2025-A2, Class A, 4.49% 5/15/2031 (h)	20,413	20,687
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (f)(h)	193	184
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (f)(h)	484	456
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045 (f)(h)	314	299
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045 (f)(h)	600	568
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (f)(h)	657	659
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (f)(h)	1,237	1,162
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045 (f)(h)	454	437
U.S. Bank National Association, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (f)(h)	2,007	2,015
Verdant Receivables, LLC, Series 2025-1A, Class A2, 4.85% 3/13/2028 (f)(h)	1,416	1,422
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (f)(h)	122	124
VFI ABS, LLC, Series 2025-1A, Class A, 4.78% 6/24/2030 (f)(h)	220	221
Volvo Financial Equipment, LLC, Series 2024-1A, Class A2, 4.56% 5/17/2027 (f)(h)	673	674
Volvo Financial Equipment, LLC, Series 2025-1A, Class A2, 4.41% 11/15/2027 (f)(h)	237	237
Wingspire Equipment Finance, LLC, Series 2025-1A, Class B, 4.128% 10/20/2026 (f)(h)	2,706	2,707
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (f)(h)	460	462
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (f)(h)	270	270
Wingspire Equipment Finance, LLC, Series 2025-1A, Class B, 4.57% 9/20/2033 (f)(h)	1,052	1,052
Wingspire Equipment Finance, LLC, Series 2025-1A, Class C, 4.76% 9/20/2033 (f)(h)	160	160
		346,018

Auto loan 0.26%
American Credit Acceptance Receivables Trust, Series 2024-2, Class B, 6.10% 12/13/2027 (f)(h)	237	237
American Credit Acceptance Receivables Trust, Series 2024-4, Class B, 4.80% 11/13/2028 (f)(h)	1,731	1,732
American Credit Acceptance Receivables Trust, Series 2025-4, Class A, 4.42% 5/14/2029 (f)(h)	2,354	2,354
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031 (f)(h)	1,869	1,875
AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.43% 1/18/2029 (h)	372	375
AutoNation Finance Trust 2025-1, Series 2025-1A, Class A2, 4.72% 4/10/2028 (f)(h)	608	610
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (f)(h)	6,060	6,036
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027 (f)(h)	922	919
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class D, 7.31% 6/20/2029 (f)(h)	145	149
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (f)(h)	6,271	6,369
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (f)(h)	29,522	30,760
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8A, Class D, 7.52% 2/20/2030 (f)(h)	385	396
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class A2, 4.71% 9/15/2027 (h)	173	173
Bridgecrest Lending Auto Securitization Trust, Series 2025-3, Class A2, 4.73% 2/15/2028 (h)	1,198	1,200
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class A3, 4.67% 8/15/2028 (h)	400	400
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class B, 4.92% 3/15/2029 (h)	355	356
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027 (h)	852	854
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028 (f)(h)	202	203
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030 (f)(h)	100	101
Exeter Automobile Receivables Trust, Series 2025-1A, Class A2, 4.70% 9/15/2027 (h)	118	118
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028 (h)	150	150
Exeter Automobile Receivables Trust, Series 2025-1A, Class B, 4.91% 8/15/2029 (h)	338	340
Exeter Automobile Receivables Trust, Series 2025-4A, Class A3, 4.39% 9/17/2029 (h)	956	959
Exeter Automobile Receivables Trust, Series 2024-4A, Class B, 5.29% 8/15/2030 (h)	323	324
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030 (h)	745	755
Exeter Automobile Receivables Trust, Series 2024-4A, Class E, 7.65% 2/17/2032 (f)(h)	1,480	1,530
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (f)(h)	15,564	16,067
Ford Credit Floorplan Master Owner Trust, Series 2025-2, Class A1, 4.06% 9/15/2030 (h)	2,697	2,705

37	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028 (f)(h)	USD16,177	$16,238
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029 (f)(h)	20,420	20,520
GLS Auto Receivables Trust, Series 2024-4A, Class A2, 4.76% 10/15/2027 (f)(h)	596	597
GLS Auto Receivables Trust, Series 2024-2, Class A3, 5.64% 1/18/2028 (f)(h)	102	102
GLS Auto Receivables Trust, Series 2025-3A, Class A2, 4.52% 7/17/2028 (f)(h)	1,225	1,227
GLS Auto Receivables Trust, Series 2024-4A, Class A3, 4.75% 7/17/2028 (f)(h)	111	111
GLS Auto Receivables Trust, Series 2025-3A, Class B, 4.57% 1/15/2030 (f)(h)	653	655
GLS Auto Receivables Trust, Series 2024-1, Class E, 7.94% 10/15/2030 (f)(h)	915	949
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (f)(h)	2,278	2,282
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030 (f)(h)	135	136
GLS Auto Select Receivables Trust, Series 2025-4A, Class A2, 4.17% 2/18/2031 (f)(h)	1,272	1,272
GM Financial Automobile Leasing Trust, Series 2024-2, Class A3, 5.39% 7/20/2027 (h)	261	262
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035 (f)(h)	25,200	25,839
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (f)(h)	16,218	16,796
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027 (f)(h)	341	343
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028 (f)(h)	2,012	1,945
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (f)(h)	14,850	14,490
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (f)(h)	5,267	5,139
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (f)(h)	826	805
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028 (f)(h)	281	286
Hertz Vehicle Financing, LLC, Series 2024-1A, Class D, 9.22% 1/25/2029 (f)(h)	262	270
Hertz Vehicle Financing, LLC, Series 2025-1A, Class B, 5.45% 9/25/2029 (f)(h)	742	750
Hertz Vehicle Financing, LLC, Series 2025-1A, Class C, 6.03% 9/25/2029 (f)(h)	824	836
Hertz Vehicle Financing, LLC, Series 2025-1A, Class D, 7.98% 9/25/2029 (f)(h)	353	355
Hertz Vehicle Financing, LLC, Series 2024-2A, Class D, 9.41% 1/27/2031 (f)(h)	250	261
Hertz Vehicle Financing, LLC, Series 2025-2A, Class C, 6.40% 9/25/2031 (f)(h)	958	977
Hertz Vehicle Financing, LLC, Series 2025-2A, Class D, 8.34% 9/25/2031 (f)(h)	328	331
Hertz Vehicle Financing, LLC, Series 2025-4A, Class A, 5.41% 12/25/2031 (f)(h)	24,998	25,669
Hertz Vehicle Financing, LLC, Series 2025-4A, Class C, 6.48% 12/25/2031 (f)(h)	453	463
LAD Auto Receivables Trust, Series 2024-2, Class A3, 5.61% 8/15/2028 (f)(h)	106	107
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (f)(h)	119	119
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030 (f)(h)	127	127
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028 (h)	477	482
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A2, 4.12% 9/15/2028 (f)(h)	793	793
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A2A, 4.84% 1/20/2027 (f)(h)	698	699
Research-Driven Pagaya Motor Asset Trust I, Series 2025-4A, Class A2, 5.124% 4/25/2034 (f)(h)	580	583
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028 (h)	40	40
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028 (h)	968	970
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028 (h)	190	191
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.62% 11/15/2028 (h)	232	232
Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.63% 1/16/2029 (h)	582	584
Santander Drive Auto Receivables Trust, Series 2022-3, Class C, 4.49% 8/15/2029 (h)	816	816
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031 (h)	249	253
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (f)(h)	28	28
Securitized Term Auto Receivables Trust, Series 2025-B, Class B, 4.925% 12/29/2032 (f)(h)	148	149
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A2, 4.52% 11/20/2028 (f)(h)	301	302
Space Coast Credit Union, Series 2025-1A, Class A2, 4.67% 11/15/2028 (f)(h)	2,186	2,191
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034 (f)(h)	19,538	19,347
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036 (f)(h)	24,543	25,098
Tricolor Auto Securitization Trust, Series 2025-1A, Class A, 4.94% 2/15/2029 (f)(h)(o)	1,675	1,184
United Auto Credit Securitization Trust, Series 2025-1, Class A, 4.80% 6/10/2027 (f)(h)	204	204
Western Funding Auto Loan Trust, Series 2025-1, Class A, 4.75% 7/16/2035 (f)(h)	222	223
Western Funding Auto Loan Trust, Series 2025-1, Class B, 4.98% 9/17/2035 (f)(h)	112	113
Westlake Automobile Receivables Trust, Series 2024-3A, Class A2A, 4.82% 9/15/2027 (f)(h)	8,968	8,981
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028 (f)(h)	252	252
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65% 2/15/2028 (f)(h)	947	949
Westlake Automobile Receivables Trust, Series 2025-3A, Class A2, 4.31% 4/17/2028 (f)(h)	3,000	3,001
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028 (f)(h)	4,547	4,562
Westlake Automobile Receivables Trust, Series 2025-2A, Class A2A, 4.66% 9/15/2028 (f)(h)	10,519	10,538
Westlake Automobile Receivables Trust, Series 2025-1A, Class B, 4.98% 9/16/2030 (f)(h)	129	130
Westlake Automobile Receivables Trust, Series 2025-2A, Class B, 4.63% 1/15/2031 (f)(h)	204	205
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039 (f)(h)	332	335
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (f)(h)	963	972
World OMNI Select Auto Trust, Series 2025-A, Class A2A, 4.14% 5/15/2030 (h)	1,157	1,156
		303,869

Capital Income Builder	38

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)

Student loan 0.04%
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (f)(h)	USD8,936	$8,401
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (f)(h)	20,854	19,682
Nelnet Student Loan Trust, Series 2021-CA, Class C, 3.36% 4/20/2062 (f)(h)	1,328	1,159
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 4/20/2062 (f)(h)	1,889	1,686
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 4.886% 4/20/2062 (f)(h)(i)	10,754	10,733
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053 (f)(h)	3,015	2,754
SMB Private Education Loan Trust, Series 2025-A, Class A1A, 5.13% 4/15/2054 (f)(h)	2,006	2,046
		46,461

Credit card 0.03%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (f)(h)	2,500	2,504
Discover Card Execution Note Trust, Series 2023-A1, Class A, 4.31% 3/15/2028 (h)	28,213	28,232
Evergreen Credit Card Trust, Series 2025-CRT5, Class C, 5.53% 5/15/2029 (f)(h)	153	155
Imprint Payments Credit Card Master Trust, Series 2025-A, Class B, 5.24% 9/15/2029 (f)(h)	112	112
Imprint Payments Credit Card Master Trust, Series 2025-A, Class C, 5.48% 9/15/2029 (f)(h)	100	100
Imprint Payments Credit Card Master Trust, Series 2025-A, Class D, 5.82% 9/15/2029 (f)(h)	104	104
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (f)(h)	156	157
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (f)(h)	529	529
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (f)(h)	2,202	2,215
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/15/2031 (h)	539	550
World Financial Network Credit Card Master Trust, Series 2024-B, Class A, 4.62% 5/15/2031 (h)	658	664
		35,322

Collateralized loan obligations 0.01%
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 5.014% 4/20/2032 (f)(h)(i)	276	276
Battalion CLO, Ltd., Series 2018-12A, Class ARR, (3-month USD CME Term SOFR + 0.93%) 5.115% 5/17/2031 (f)(h)(i)	513	513
Bluemountain CLO, Ltd., Series 2021-31A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 5.246% 4/19/2034 (f)(h)(i)	3,284	3,282
Bluemountain CLO, Ltd., Series 2018-22, Class A1, (3-month USD CME Term SOFR + 1.342%) 5.246% 7/15/2031 (f)(h)(i)	339	339
Flatiron CLO, Ltd., Series 2024-1A, Class A1R, (3-month USD CME Term SOFR + 1.08%) 4.985% 7/15/2036 (f)(h)(i)	2,077	2,080
Marathon CLO, Ltd., Series 2019-2A, Class A1R2, (3-month USD CME Term SOFR + 0.95%) 4.834% 1/20/2033 (f)(h)(i)	428	426
Marble Point CLO, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 4.90% 7/23/2032 (f)(h)(i)	1,993	1,989
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 4.905% 1/15/2033 (f)(h)(i)	557	558
Sound Point CLO, Ltd., Series 2014-1R, Class A, (3-month USD CME Term SOFR + 1.412%) 5.296% 7/18/2031 (f)(h)(i)	346	347
Steele Creek CLO, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.04%) 4.945% 4/15/2032 (f)(h)(i)	372	372
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 4.905% 7/15/2032 (f)(h)(i)	316	316
Sycamore Tree CLO, Ltd., Series 2024-5, Class A1, (3-month USD CME Term SOFR + 1.42%) 5.304% 4/20/2036 (f)(h)(i)	3,000	3,000
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 4.955% 4/15/2034 (f)(h)(i)	517	517
Trinitas CLO, Ltd., Series 2018-9A, Class ARRR, (3-month USD CME Term SOFR + 1.20%) 5.084% 1/20/2032 (f)(h)(i)	48	48
Trinitas CLO, Ltd., Series 2020-12A, Class A1R2, (3-month USD CME Term SOFR + 1.05%) 4.908% 4/25/2033 (f)(h)(i)	1,285	1,287
Venture CDO, Ltd., CLO, Series 2019-36A, Class A1AR, (3-month USD CME Term SOFR + 1.13%) 5.276% 4/20/2032 (f)(h)(i)	644	644
		15,994

Student loans 0.01%
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069 (f)(h)	367	336
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (f)(h)	9,308	8,518
		8,854

39	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Franchise/equipment 0.00%
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A3, 5.00% 9/15/2028 (f)(h)	USD801	$812
		812

Home equity 0.00%
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 3/25/2037 (h)	437	390
		390
Total asset-backed obligations		757,720
Bonds & notes of governments & government agencies outside the U.S. 0.11%
Mexico 0.04%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (f)	2,785	2,833
United Mexican States 3.50% 9/19/2029	EUR4,500	5,230
United Mexican States 6.00% 5/7/2036	USD1,820	1,867
United Mexican States 6.875% 5/13/2037	1,815	1,971
United Mexican States 6.625% 1/29/2038	675	714
United Mexican States 5.00% 4/27/2051	2,370	1,985
United Mexican States 6.338% 5/4/2053	3,595	3,579
United Mexican States 6.40% 5/7/2054	595	597
United Mexican States 7.375% 5/13/2055	18,830	21,181
United Mexican States 3.75% 4/19/2071	2,550	1,588
		41,545

Brazil 0.03%
Brazil (Federative Republic of) 10.00% 1/1/2029	BRL200,028	34,321

Saudi Arabia 0.01%
Saudi Arabia (Kingdom of) 3.628% 4/20/2027 (f)	USD5,000	4,968
Saudi Arabia (Kingdom of) 3.625% 3/4/2028 (f)	11,435	11,332
		16,300

Peru 0.01%
Peru (Republic of) 2.783% 1/23/2031	12,640	11,715
Peru (Republic of) 5.50% 3/30/2036	1,450	1,487
Peru (Republic of) 5.875% 8/8/2054	640	650
		13,852

Qatar 0.01%
Qatar (State of) 4.50% 4/23/2028 (f)	7,070	7,191
Qatar (State of) 5.103% 4/23/2048 (f)	4,800	4,818
		12,009

Colombia 0.01%
Colombia (Republic of) 8.00% 4/20/2033	2,500	2,754
Colombia (Republic of) 7.50% 2/2/2034	1,290	1,371
Colombia (Republic of) 8.50% 4/25/2035	1,505	1,700
Colombia (Republic of) 8.00% 11/14/2035	1,485	1,622
Colombia (Republic of) 7.75% 11/7/2036	725	774
		8,221

Panama 0.00%
Panama (Republic of) 6.875% 1/31/2036	2,225	2,411
Panama (Republic of) 8.00% 3/1/2038	440	513
		2,924

Romania 0.00%
Romania 3.50% 4/3/2034	EUR1,770	1,786

Capital Income Builder	40

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)

Greece 0.00%
Greece (Hellenic Republic of) 3.625% 6/15/2035	EUR1,500	$1,780
Total bonds & notes of governments & government agencies outside the U.S.		132,738
Municipals 0.03%
California 0.00%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	USD1,580	1,444

Illinois 0.02%
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	19,619	20,052

Massachusetts 0.01%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	7,100	7,427

Ohio 0.00%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	4,690	4,250

Texas 0.00%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	8,155	5,842
Total municipals		39,015
Federal agency bonds & notes 0.03%
Federal National Mortgage Association 2.125% 4/24/2026	37,230	36,925
Total federal agency bonds & notes		36,925
Total bonds, notes & other debt instruments (cost: $17,621,311,000)		17,399,999
Investment funds 2.29%	Shares
Capital Group Central Corporate Bond Fund (d)	319,221,738	2,726,154
Total Investment funds (cost: $3,150,233,000)		2,726,154
Short-term securities 6.73%
Money market investments 6.68%
Capital Group Central Cash Fund 4.08% (d)(p)	79,566,415	7,958,233

Money market investments purchased with collateral from securities on loan 0.05%
Capital Group Central Cash Fund 4.08% (d)(p)(q)	279,790	27,985
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.06% (p)(q)	4,932,221	4,932
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.98% (p)(q)	4,500,000	4,500
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.95% (p)(q)	4,500,000	4,500
Fidelity Investments Money Market Government Portfolio, Class I 4.01% (p)(q)	4,500,000	4,500
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.01% (p)(q)	4,500,000	4,500
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.00% (p)(q)	4,500,000	4,500
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.07% (p)(q)	4,500,000	4,500
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01% (p)(q)	4,500,000	4,500
		64,417

41	Capital Income Builder

Short-term securities (continued)	Coupon rate	Principal amount (000)	Value (000)
Asset-backed obligations 0.00%
PEAC Solutions Receivables, LLC 2/20/2026 (f)(h)	0.000%	USD202	$202
Total short-term securities (cost: $8,020,639,000)			8,022,852
Total investment securities 100.39% (cost: $87,866,912,000)			119,594,631
Other assets less liabilities (0.39)%			(459,291)
Net assets 100.00%			$119,135,340
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 10/31/2025 (000)
3 Month SOFR Futures	Long	200	3/18/2026	USD48,112	$(26)
2 Year U.S. Treasury Note Futures	Long	29,617	1/6/2026	6,167,509	(7,358)
5 Year Euro-Bobl Futures	Short	51	12/10/2025	(6,952)	(19)
5 Year U.S. Treasury Note Futures	Long	23,611	1/6/2026	2,578,580	1,196
10 Year Italy Government Bond Futures	Long	109	12/10/2025	15,256	202
10 Year Euro-Bund Futures	Short	106	12/10/2025	(15,809)	(113)
10 Year Japanese Government Bond Futures	Short	15	12/22/2025	(13,241)	70
10 Year Ultra U.S. Treasury Note Futures	Short	1,253	12/31/2025	(144,702)	(1,126)
10 Year U.S. Treasury Note Futures	Short	2,383	12/31/2025	(268,497)	619
20 Year U.S. Treasury Note Futures	Long	834	12/31/2025	97,839	2,285
30 Year Ultra U.S. Treasury Bond Futures	Long	3,353	12/31/2025	406,656	14,836
					$10,566
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 10/31/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	27,944	BRL	150,378	Morgan Stanley	11/7/2025	$57
USD	7,545	EUR	6,479	Barclays Bank PLC	11/17/2025	70
USD	3,637	EUR	3,124	Goldman Sachs	11/17/2025	32
USD	11,735	EUR	10,077	Bank of America	11/18/2025	108
USD	2,584	EUR	2,220	Citibank	11/18/2025	23
USD	7,171	BRL	38,905	Citibank	11/24/2025	(15)
USD	2,951	EUR	2,485	BNP Paribas	12/17/2025	78
USD	2,427	EUR	2,035	Goldman Sachs	12/17/2025	75
						$428

Capital Income Builder	42

Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 10/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 10/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.41%	Annual	12/20/2029	USD634,000	$(846)	$—	$(846)
SOFR	Annual	3.045%	Annual	7/27/2050	65,600	9,809	—	9,809
2.25855%	Annual	TONAR	Annual	5/23/2055	JPY268,393	(76)	—	(76)
2.3548%	Annual	TONAR	Annual	8/12/2055	422,310	(65)	—	(65)
						$8,822	$—	$8,822
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 10/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 10/31/2025 (000)
CDX.NA.HY.45	5.00%	Quarterly	12/20/2030	USD45,000	$(3,273)	$(3,465)	$192
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	35,619	(786)	(797)	11
CDX.EM.44	1.00%	Quarterly	12/20/2030	28,000	453	601	(148)
					$(3,606)	$(3,661)	$55
Investments in affiliates (d)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2025 (000)	Dividend or interest income (000)
Common stocks 0.35%
Industrials 0.10%
Trinity Industries, Inc.	$154,045	$18,652	$20,593	$7,389	$(36,899)	$122,594	$4,849
Energy 0.25%
South Bow Corp.	209,079	103,330	30,402	(830)	9,641	290,818	21,259
Real estate 0.00%
VICI Properties, Inc. REIT (r)	1,699,137	95,208	1,162,658	154,474	(161,075)	—	70,298
Mindspace Business Parks REIT (r)	86,095	43,889	—	—	26,516	—	6,095
						—
Total common stocks						413,412
Investment funds 2.29%
Capital Group Central Corporate Bond Fund	2,560,520	124,160	—	—	41,474	2,726,154	124,160
Short-term securities 6.70%
Money market investments 6.68%
Capital Group Central Cash Fund 4.08% (p)	3,987,598	15,898,072	11,929,841	(161)	2,565	7,958,233	278,940
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 4.08% (p)(q)	783	27,202 (s)				27,985	— (t)
Total short-term securities						7,986,218
Total 9.34%				$160,872	$(117,778)	$11,125,784	$505,601

43	Capital Income Builder

Restricted securities (n)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Modec Finance BV 7.84% 7/15/2026 (b)	7/28/2023	$2,000	$2,025	0.00%(u)
NBM US Holdings, Inc. 6.625% 8/6/2029	4/1/2020-4/3/2020	1,591	1,705	0.00 (u)
Stillwater Mining Co. 4.00% 11/16/2026	2/9/2024-6/24/2024	866	891	0.00 (u)
Sasol Financing USA, LLC 8.75% 5/3/2029	4/9/2024-4/15/2024	762	762	0.00 (u)
Total		$5,219	$5,383	0.00%(u)

(a)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(b)	Value determined using significant unobservable inputs.
(c)	Amount less than one thousand.
(d)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(e)	Security did not produce income during the last 12 months.
(f)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,435,643,000, which represented 2.04% of the net assets of the fund.

(g)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $106,945,000, which represented 0.09% of the net assets of the fund.
(h)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(i)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(j)	Represents securities transacted on a TBA basis.
(k)	Step bond; coupon rate may change at a later date.
(l)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $154,636,000, which represented 0.13% of the net assets of the fund.

(m)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(n)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(o)	Scheduled interest and/or principal payment was not received.
(p)	Rate represents the seven-day yield at 10/31/2025.
(q)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(r)	Affiliated issuer during the reporting period but no longer an affiliate at 10/31/2025. Refer to the investment portfolio for the security value at 10/31/2025.
(s)	Represents net activity. Refer to Note 5 for more information on securities lending.
(t)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
(u)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
BRL = Brazilian reais
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
DAC = Designated Activity Company
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Fncg. = Financing
FSA = Financial Security Assurance insured
GBP = British pounds
GO = General Obligation

ICE = Intercontinental Exchange, Inc.
JPY = Japanese yen
MXN = Mexican pesos
NDR = Norwegian Depositary Receipts
PIK = Payment In Kind
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
TONAR = Tokyo Overnight Average Rate
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

Capital Income Builder	44

Financial statements
Statement of assets and liabilities at October 31, 2025

(dollars in thousands)
Assets:
Investment securities, at value (includes $204,018 of investment securities on loan):
Unaffiliated issuers (cost: $76,397,030)	$108,468,847
Affiliated issuers (cost: $11,469,882)	11,125,784	$119,594,631
Cash		11,021
Cash denominated in currencies other than U.S. dollars (cost: $12,648)		12,648
Unrealized appreciation on open forward currency contracts		443
Receivables for:
Sales of investments	423,786
Sales of fund’s shares	65,717
Dividends and interest	460,119
Securities lending income	173
Variation margin on futures contracts	213
Variation margin on centrally cleared swap contracts	660
Other	5,728	956,396
		120,575,139
Liabilities:
Collateral for securities on loan		64,417
Unrealized depreciation on open forward currency contracts		15
Payables for:
Purchases of investments	1,225,079
Repurchases of fund’s shares	55,644
Investment advisory services	20,443
Services provided by related parties	19,881
Trustees’ deferred compensation	4,188
Variation margin on futures contracts	1,952
Variation margin on centrally cleared swap contracts	112
Other	48,068	1,375,367
Net assets at October 31, 2025		$119,135,340
Net assets consist of:
Capital paid in on shares of beneficial interest		$81,427,026
Total distributable earnings (accumulated loss)		37,708,314
Net assets at October 31, 2025		$119,135,340

Refer to the notes to financial statements.

45	Capital Income Builder

Financial statements (continued)
Statement of assets and liabilities at October 31, 2025 (continued)

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,506,675 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$66,993,031	847,095	$79.09
Class C	844,127	10,638	79.35
Class T	13	— *	79.05
Class F-1	2,153,974	27,235	79.09
Class F-2	16,179,261	204,788	79.01
Class F-3	7,147,170	90,404	79.06
Class 529-A	2,375,335	30,047	79.05
Class 529-C	51,100	644	79.34
Class 529-E	59,598	753	79.10
Class 529-T	19	— *	79.07
Class 529-F-1	16	— *	79.02
Class 529-F-2	240,761	3,044	79.10
Class 529-F-3	17	— *	79.06
Class R-1	59,653	753	79.19
Class R-2	347,874	4,397	79.12
Class R-2E	39,420	501	78.67
Class R-3	651,956	8,242	79.10
Class R-4	449,467	5,685	79.06
Class R-5E	112,528	1,426	78.94
Class R-5	309,447	3,911	79.11
Class R-6	21,120,573	267,112	79.07
*
Amount less than one thousand.
Refer to the notes to financial statements.

Capital Income Builder	46

Financial statements (continued)
Statement of operations for the year ended October 31, 2025

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $110,302; also includes $505,601 from affiliates)	$3,308,224
Interest from unaffiliated issuers	759,050
Securities lending income (net of fees)	5,689	$4,072,963
Fees and expenses*:
Investment advisory services	248,813
Distribution services	187,811
Transfer agent services	67,288
Administrative services	33,621
529 plan services	1,409
Reports to shareholders	2,125
Registration statement and prospectus	1,394
Trustees’ compensation	1,173
Auditing and legal	359
Custodian	5,043
Other	199	549,235
Net investment income		3,523,728
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $10,255):
Unaffiliated issuers	5,652,478
Affiliated issuers	160,872
Futures contracts	(96,546)
Forward currency contracts	(2,966)
Swap contracts	2,414
Currency transactions	(2,910)	5,713,342
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $39,371):
Unaffiliated issuers	7,058,623
Affiliated issuers	(117,778)
Futures contracts	162,220
Forward currency contracts	(99)
Swap contracts	(9,670)
Currency translations	4,698	7,097,994
Net realized gain (loss) and unrealized appreciation (depreciation)		12,811,336
Net increase (decrease) in net assets resulting from operations		$16,335,064
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

47	Capital Income Builder

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Year ended October 31,
	2025	2024

Operations:
Net investment income	$3,523,728	$3,574,956
Net realized gain (loss)	5,713,342	2,831,683
Net unrealized appreciation (depreciation)	7,097,994	15,863,342
Net increase (decrease) in net assets resulting from operations	16,335,064	22,269,981
Distributions paid to shareholders	(6,091,310)	(3,674,418)
Net capital share transactions	715,111	(4,838,212)
Total increase (decrease) in net assets	10,958,865	13,757,351
Net assets:
Beginning of year	108,176,475	94,419,124
End of year	$119,135,340	$108,176,475
Refer to the notes to financial statements.

Capital Income Builder	48

Notes to financial statements
1. Organization

Capital Income Builder (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and a growing stream of income over the years. Growth of capital is a secondary objective.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

49	Capital Income Builder

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“the ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Capital Income Builder	50

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment

51	Capital Income Builder

adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of October 31, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$8,760,795	$9,105,074	— *	$17,865,869
Information technology	9,893,161	4,160,366	—	14,053,527
Industrials	5,081,896	5,250,391	—	10,332,287
Health care	7,174,103	3,021,556	— *	10,195,659
Consumer staples	5,226,490	4,127,076	—	9,353,566
Utilities	3,517,518	2,934,838	—	6,452,356
Consumer discretionary	2,909,483	3,015,021	—	5,924,504
Energy	4,209,648	1,046,837	—	5,256,485
Communication services	1,602,129	2,505,197	—	4,107,326
Materials	2,222,454	1,817,685	—	4,040,139
Real estate	2,842,903	590,176	—	3,433,079
Preferred securities	—	10,335	—	10,335
Convertible stocks	419,129	—	—	419,129
Convertible bonds & notes	—	1,365	—	1,365
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	6,911,316	—	6,911,316
Mortgage-backed obligations	—	5,947,098	5,272	5,952,370
Corporate bonds, notes & loans	—	3,560,643	9,272	3,569,915
Asset-backed obligations	—	757,720	—	757,720
Bonds & notes of governments & government agencies outside the U.S.	—	132,738	—	132,738
Municipals	—	39,015	—	39,015
Federal agency bonds & notes	—	36,925	—	36,925
Investment funds	2,726,154	—	—	2,726,154
Short-term securities	8,022,650	202	—	8,022,852
Total	$64,608,513	$54,971,574	$14,544	$119,594,631

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$19,208	$—	$—	$19,208
Unrealized appreciation on open forward currency contracts	—	443	—	443
Unrealized appreciation on centrally cleared interest rate swaps	—	9,809	—	9,809
Unrealized appreciation on centrally cleared credit default swaps	—	203	—	203
Liabilities:
Unrealized depreciation on futures contracts	(8,642)	—	—	(8,642)
Unrealized depreciation on open forward currency contracts	—	(15)	—	(15)
Unrealized depreciation on centrally cleared interest rate swaps	—	(987)	—	(987)
Unrealized depreciation on centrally cleared credit default swaps	—	(148)	—	(148)
Total	$10,566	$9,305	$—	$19,871
*
Amount less than one thousand.
†
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates;

Capital Income Builder	52

and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

53	Capital Income Builder

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of October 31, 2025, the total value of securities on loan was $204,018,000, and the total value of collateral received was $210,343,000. Collateral received includes cash of $64,417,000 and U.S. government securities of $145,926,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

Capital Income Builder	54

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $12,260,184,000.
Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $55,462,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or

55	Capital Income Builder

received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $707,713,000.
Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $143,606,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the year ended, October 31, 2025 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$19,208	Unrealized depreciation*	$8,642
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	443	Unrealized depreciation on open forward currency contracts	15
Swap (centrally cleared)	Interest	Unrealized appreciation*	9,809	Unrealized depreciation*	987
Swap (centrally cleared)	Credit	Unrealized appreciation*	203	Unrealized depreciation*	148
			$29,663		$9,792
Refer to the end of the table(s) for footnote(s).
		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(96,546)	Net unrealized appreciation (depreciation) on futures contracts	$162,220
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(2,966)	Net unrealized appreciation (depreciation) on forward currency contracts	(99)
Swap	Interest	Net realized gain (loss) on swap contracts	7,267	Net unrealized appreciation (depreciation) on swap contracts	(9,596)
Swap	Credit	Net realized gain (loss) on swap contracts	(4,853)	Net unrealized appreciation (depreciation) on swap contracts	(74)
			$(97,098)		$152,451
*
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Capital Income Builder	56

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.
The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of October 31, 2025, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$108	$ —	$ —	$ —	$108
Barclays Bank PLC	70	—	—	—	70
BNP Paribas	78	—	—	—	78
Citibank	23	(15)	—	—	8
Goldman Sachs	107	—	—	—	107
Morgan Stanley	57	—	(57)	—	—
Total	$443	$ (15)	$ (57)	$ —	$371
Liabilities:
Citibank	$15	$ (15)	$ —	$ —	$ —
Total	$15	$ (15)	$ —	$ —	$ —
*
Collateral is shown on a settlement basis.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended October 31, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

57	Capital Income Builder

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the year ended October 31, 2025, the fund recognized $18,492,000 in EU reclaims (net of $658,000 in fees and the effect of realized gain or loss from currency translations) and $5,816,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
During the year ended October 31, 2025, the fund reclassified $264,507,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.
As of October 31, 2025, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$985,805
Undistributed long-term capital gains	5,396,968
Gross unrealized appreciation on investments	34,641,674
Gross unrealized depreciation on investments	(3,277,110)
Net unrealized appreciation (depreciation) on investments	31,364,564
Cost of investments	88,253,600
Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Year ended October 31, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$2,030,596	$1,430,454	$3,461,050	$2,045,281	$66,909	$2,112,190
Class C	21,631	21,072	42,703	27,975	1,257	29,232
Class T	— *	— *	— *	— *	— *	— *
Class F-1	64,507	46,626	111,133	67,159	2,276	69,435
Class F-2	492,462	316,402	808,864	484,883	15,225	500,108
Class F-3	225,151	141,222	366,373	207,871	6,096	213,967
Class 529-A	72,371	51,657	124,028	73,807	2,451	76,258
Class 529-C	1,262	1,245	2,507	1,623	73	1,696
Class 529-E	1,699	1,326	3,025	1,845	66	1,911
Class 529-T	1	— *	1	1	— *	1
Class 529-F-1	— *	— *	— *	— *	— *	— *
Class 529-F-2	7,288	4,581	11,869	6,603	200	6,803
Class 529-F-3	1	— *	1	— *	— *	— *
Class R-1	1,341	1,243	2,584	1,432	62	1,494
Class R-2	8,312	7,837	16,149	8,857	377	9,234
Class R-2E	1,051	874	1,925	1,055	40	1,095
Class R-3	18,032	14,267	32,299	18,694	679	19,373
Class R-4	13,819	10,023	23,842	14,569	484	15,053
Class R-5E	3,635	2,422	6,057	3,353	99	3,452
Class R-5	9,718	6,075	15,793	9,361	281	9,642
Class R-6	655,118	405,989	1,061,107	586,678	16,796	603,474
Total	$3,627,995	$2,463,315	$6,091,310	$3,561,047	$113,371	$3,674,418
*
Amount less than one thousand.

Capital Income Builder	58

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.240% on the first $1 billion of daily net assets and decreasing to 0.110% on such assets in excess of $115 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $100,000,000 of the fund’s monthly gross income and decreasing to 2.50% on such income in excess of $100,000,000. For the year ended October 31, 2025, the investment advisory services fees were $248,813,000, which were equivalent to an annualized rate of 0.222% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of October 31, 2025, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.

59	Capital Income Builder

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended October 31, 2025, the 529 plan services fees were $1,409,000, which were equivalent to 0.053% of the average daily net assets of each 529 share class.
For the year ended October 31, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$160,196	$43,148	$19,271	Not applicable
Class C	8,790	601	265	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	5,128	2,808	624	Not applicable
Class F-2	Not applicable	15,988	4,422	Not applicable
Class F-3	Not applicable	52	1,954	Not applicable
Class 529-A	5,242	1,437	692	$1,233
Class 529-C	520	33	16	28
Class 529-E	289	18	18	31
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	87	66	117
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	561	53	17	Not applicable
Class R-2	2,587	1,178	103	Not applicable
Class R-2E	232	78	12	Not applicable
Class R-3	3,167	926	190	Not applicable
Class R-4	1,099	435	132	Not applicable
Class R-5E	Not applicable	164	33	Not applicable
Class R-5	Not applicable	130	86	Not applicable
Class R-6	Not applicable	152	5,720	Not applicable

Total class-specific expenses	$187,811	$67,288	$33,621	$1,409
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $1,173,000 in the fund’s statement of operations reflects $566,000 in current fees (either paid in cash or deferred) and a net increase of $607,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investments in CCBF and CCF — The fund holds shares of CCBF, a corporate bond fund, and CCF, an institutional prime money market fund, which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for the fund’s corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended October 31, 2025, the fund engaged in such purchase and sale transactions with related funds in the amounts of $1,493,068,000 and $1,405,490,000, respectively, which generated $467,707,000 of net realized gains from such sales.

Capital Income Builder	60

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended October 31, 2025.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2025
Class A	$2,311,411	31,256	$3,388,736	48,072	$(7,727,464)	(104,893)	$(2,027,317)	(25,565)
Class C	91,434	1,229	42,362	604	(329,332)	(4,469)	(195,536)	(2,636)
Class T	—	—	—	—	—	—	—	—
Class F-1	68,405	927	109,838	1,559	(280,980)	(3,811)	(102,737)	(1,325)
Class F-2	2,913,415	39,371	778,812	11,032	(2,623,423)	(35,615)	1,068,804	14,788
Class F-3	1,160,597	15,581	361,917	5,121	(1,126,391)	(15,290)	396,123	5,412
Class 529-A	168,446	2,282	123,984	1,760	(409,260)	(5,531)	(116,830)	(1,489)
Class 529-C	11,474	155	2,505	36	(25,181)	(343)	(11,202)	(152)
Class 529-E	4,232	57	3,025	42	(13,581)	(184)	(6,324)	(85)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	46,980	637	11,868	168	(38,685)	(522)	20,163	283
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	5,782	78	2,584	37	(8,713)	(118)	(347)	(3)
Class R-2	39,074	531	16,116	230	(85,015)	(1,148)	(29,825)	(387)
Class R-2E	6,543	90	1,925	27	(10,497)	(143)	(2,029)	(26)
Class R-3	72,746	988	32,138	457	(139,645)	(1,892)	(34,761)	(447)
Class R-4	56,578	767	23,830	338	(112,726)	(1,530)	(32,318)	(425)
Class R-5E	25,207	343	6,052	86	(34,093)	(462)	(2,834)	(33)
Class R-5	52,189	711	15,789	223	(53,300)	(724)	14,678	210
Class R-6	2,374,901	31,997	1,061,100	15,005	(1,658,601)	(22,482)	1,777,400	24,520
Total net increase (decrease)	$9,409,414	127,000	$5,982,584	84,797	$(14,676,887)	(199,157)	$715,111	12,640
Refer to the end of the table(s) for footnote(s).

61	Capital Income Builder

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2024
Class A	$1,931,498	28,435	$2,063,842	30,538	$(7,600,428)	(111,854)	$(3,605,088)	(52,881)
Class C	77,400	1,135	28,949	429	(436,691)	(6,442)	(330,342)	(4,878)
Class T	—	—	—	—	—	—	—	—
Class F-1	52,752	774	68,565	1,015	(330,729)	(4,877)	(209,412)	(3,088)
Class F-2	2,559,546	37,657	481,455	7,136	(4,368,562)	(64,563)	(1,327,561)	(19,770)
Class F-3	1,048,829	15,395	211,687	3,129	(1,167,591)	(17,226)	92,925	1,298
Class 529-A	155,961	2,290	76,233	1,129	(394,660)	(5,790)	(162,466)	(2,371)
Class 529-C	12,479	184	1,691	25	(31,739)	(467)	(17,569)	(258)
Class 529-E	5,328	79	1,911	28	(13,290)	(196)	(6,051)	(89)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	35,183	515	6,801	101	(40,207)	(590)	1,777	26
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	6,703	98	1,494	22	(15,847)	(232)	(7,650)	(112)
Class R-2	38,977	572	9,226	137	(79,726)	(1,173)	(31,523)	(464)
Class R-2E	5,176	76	1,094	17	(7,495)	(111)	(1,225)	(18)
Class R-3	71,402	1,048	19,314	286	(140,702)	(2,065)	(49,986)	(731)
Class R-4	44,625	657	15,044	222	(100,941)	(1,481)	(41,272)	(602)
Class R-5E	22,218	327	3,451	51	(20,232)	(298)	5,437	80
Class R-5	24,451	362	9,632	142	(46,929)	(689)	(12,846)	(185)
Class R-6	2,056,985	30,469	603,387	8,913	(1,795,734)	(26,198)	864,638	13,184
Total net increase (decrease)	$8,149,513	120,073	$3,603,778	53,320	$(16,591,503)	(244,252)	$(4,838,212)	(70,859)
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $49,411,232,000 and $55,820,204,000, respectively, during the year ended October 31, 2025.

Capital Income Builder	62

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
10/31/2025	$72.42	$2.27	$8.42	$10.69	$(2.36)	$(1.66)	$(4.02)	$79.09	15.52%	$66,993	.58%	.58%	3.06%
10/31/2024	60.34	2.28	12.14	14.42	(2.27)	(.07 )	(2.34)	72.42	24.21	63,195.59		.59	3.34
10/31/2023	60.47	2.13	(.05 )	2.08	(2.21)	—	(2.21)	60.34	3.34	55,851.60		.60	3.36
10/31/2022	69.09	1.98	(8.33)	(6.35)	(2.27)	—	(2.27)	60.47	(9.42)	58,325.59		.59	3.00
10/31/2021	56.52	2.07	12.33	14.40	(1.83)	—	(1.83)	69.09	25.67	67,634.59		.59	3.12
Class C:
10/31/2025	72.63	1.71	8.46	10.17	(1.79)	(1.66)	(3.45)	79.35	14.65	844	1.32	1.32	2.31
10/31/2024	60.51	1.78	12.16	13.94	(1.75)	(.07 )	(1.82)	72.63	23.28	964	1.34	1.34	2.61
10/31/2023	60.63	1.66	(.06 )	1.60	(1.72)	—	(1.72)	60.51	2.56	1,098	1.35	1.35	2.60
10/31/2022	69.23	1.49	(8.34)	(6.85)	(1.75)	—	(1.75)	60.63	(10.07)	1,458	1.33	1.33	2.25
10/31/2021	56.63	1.57	12.36	13.93	(1.33)	—	(1.33)	69.23	24.72	2,047	1.34	1.34	2.37
Class T:
10/31/2025	72.39	2.45	8.41	10.86	(2.54)	(1.66)	(4.20)	79.05	15.81 [5]	— [6]	.32 [5]	.32 [5]	3.30 [5]
10/31/2024	60.32	2.44	12.14	14.58	(2.44)	(.07 )	(2.51)	72.39	24.52 [5]	— [6]	.34 [5]	.34 [5]	3.58 [5]
10/31/2023	60.46	2.30	(.07 )	2.23	(2.37)	—	(2.37)	60.32	3.60 [5]	— [6]	.34 [5]	.34 [5]	3.61 [5]
10/31/2022	69.08	2.14	(8.32)	(6.18)	(2.44)	—	(2.44)	60.46	(9.18)[5]	— [6]	.33 [5]	.33 [5]	3.26 [5]
10/31/2021	56.52	2.23	12.33	14.56	(2.00)	—	(2.00)	69.08	25.96 [5]	— [6]	.34 [5]	.34 [5]	3.37 [5]
Class F-1:
10/31/2025	72.42	2.22	8.42	10.64	(2.31)	(1.66)	(3.97)	79.09	15.44	2,154.64		.64	2.99
10/31/2024	60.35	2.23	12.13	14.36	(2.22)	(.07 )	(2.29)	72.42	24.14	2,068.66		.66	3.28
10/31/2023	60.48	2.10	(.06 )	2.04	(2.17)	—	(2.17)	60.35	3.26	1,910.66		.66	3.30
10/31/2022	69.09	1.94	(8.33)	(6.39)	(2.22)	—	(2.22)	60.48	(9.46)	2,097.64		.64	2.95
10/31/2021	56.51	2.02	12.35	14.37	(1.79)	—	(1.79)	69.09	25.61	2,555.65		.65	3.06
Class F-2:
10/31/2025	72.35	2.42	8.41	10.83	(2.51)	(1.66)	(4.17)	79.01	15.77	16,179.37		.37	3.26
10/31/2024	60.29	2.42	12.13	14.55	(2.42)	(.07 )	(2.49)	72.35	24.48	13,746.38		.38	3.56
10/31/2023	60.42	2.27	(.05 )	2.22	(2.35)	—	(2.35)	60.29	3.56	12,646.38		.38	3.58
10/31/2022	69.03	2.12	(8.32)	(6.20)	(2.41)	—	(2.41)	60.42	(9.21)	12,566.37		.37	3.23
10/31/2021	56.47	2.22	12.32	14.54	(1.98)	—	(1.98)	69.03	25.95	13,182.37		.37	3.34
Class F-3:
10/31/2025	72.39	2.50	8.42	10.92	(2.59)	(1.66)	(4.25)	79.06	15.89	7,147.26		.26	3.37
10/31/2024	60.32	2.50	12.13	14.63	(2.49)	(.07 )	(2.56)	72.39	24.60	6,153.27		.27	3.66
10/31/2023	60.46	2.34	(.07 )	2.27	(2.41)	—	(2.41)	60.32	3.67	5,049.27		.27	3.69
10/31/2022	69.08	2.19	(8.33)	(6.14)	(2.48)	—	(2.48)	60.46	(9.12)	4,858.26		.26	3.33
10/31/2021	56.50	2.29	12.33	14.62	(2.04)	—	(2.04)	69.08	26.09	5,275.27		.27	3.45
Class 529-A:
10/31/2025	72.39	2.25	8.40	10.65	(2.33)	(1.66)	(3.99)	79.05	15.48	2,375.60		.60	3.03
10/31/2024	60.32	2.26	12.13	14.39	(2.25)	(.07 )	(2.32)	72.39	24.18	2,283.63		.63	3.31
10/31/2023	60.45	2.11	(.06 )	2.05	(2.18)	—	(2.18)	60.32	3.30	2,045.64		.64	3.32
10/31/2022	69.06	1.96	(8.32)	(6.36)	(2.25)	—	(2.25)	60.45	(9.45)	2,158.61		.61	2.98
10/31/2021	56.49	2.04	12.33	14.37	(1.80)	—	(1.80)	69.06	25.61	2,534.63		.63	3.08
Refer to the end of the table(s) for footnote(s).

63	Capital Income Builder

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
10/31/2025	$72.62	$1.68	$8.45	$10.13	$(1.75)	$(1.66)	$(3.41)	$79.34	14.60%	$51	1.37%	1.37%	2.26%
10/31/2024	60.50	1.75	12.17	13.92	(1.73)	(.07 )	(1.80)	72.62	23.23	58	1.38	1.38	2.57
10/31/2023	60.61	1.62	(.05 )	1.57	(1.68)	—	(1.68)	60.50	2.52	64	1.41	1.41	2.55
10/31/2022	69.21	1.45	(8.34)	(6.89)	(1.71)	—	(1.71)	60.61	(10.13)	80	1.38	1.38	2.19
10/31/2021	56.61	1.55	12.36	13.91	(1.31)	—	(1.31)	69.21	24.70	117	1.37	1.37	2.33
Class 529-E:
10/31/2025	72.42	2.07	8.43	10.50	(2.16)	(1.66)	(3.82)	79.10	15.22	60.84		.84	2.80
10/31/2024	60.35	2.10	12.13	14.23	(2.09)	(.07 )	(2.16)	72.42	23.90	61.85		.85	3.08
10/31/2023	60.48	1.97	(.07 )	1.90	(2.03)	—	(2.03)	60.35	3.04	56.87		.87	3.10
10/31/2022	69.09	1.80	(8.32)	(6.52)	(2.09)	—	(2.09)	60.48	(9.65)	61.85		.85	2.74
10/31/2021	56.51	1.89	12.35	14.24	(1.66)	—	(1.66)	69.09	25.35	75.85		.85	2.86
Class 529-T:
10/31/2025	72.40	2.41	8.43	10.84	(2.51)	(1.66)	(4.17)	79.07	15.75 [5]	— [6]	.37 [5]	.37 [5]	3.26 [5]
10/31/2024	60.34	2.42	12.12	14.54	(2.41)	(.07 )	(2.48)	72.40	24.47 [5]	— [6]	.39 [5]	.39 [5]	3.54 [5]
10/31/2023	60.47	2.27	(.06 )	2.21	(2.34)	—	(2.34)	60.34	3.57 [5]	— [6]	.40 [5]	.40 [5]	3.57 [5]
10/31/2022	69.08	2.12	(8.32)	(6.20)	(2.41)	—	(2.41)	60.47	(9.22)[5]	— [6]	.37 [5]	.37 [5]	3.22 [5]
10/31/2021	56.52	2.19	12.33	14.52	(1.96)	—	(1.96)	69.08	25.89 [5]	— [6]	.40 [5]	.40 [5]	3.31 [5]
Class 529-F-1:
10/31/2025	72.37	2.36	8.40	10.76	(2.45)	(1.66)	(4.11)	79.02	15.65 [5]	— [6]	.44 [5]	.44 [5]	3.19 [5]
10/31/2024	60.31	2.36	12.12	14.48	(2.35)	(.07 )	(2.42)	72.37	24.37 [5]	— [6]	.47 [5]	.47 [5]	3.46 [5]
10/31/2023	60.44	2.22	(.06 )	2.16	(2.29)	—	(2.29)	60.31	3.47 [5]	— [6]	.47 [5]	.47 [5]	3.49 [5]
10/31/2022	69.05	2.06	(8.32)	(6.26)	(2.35)	—	(2.35)	60.44	(9.30)[5]	— [6]	.46 [5]	.46 [5]	3.13 [5]
10/31/2021	56.50	2.10	12.39	14.49	(1.94)	—	(1.94)	69.05	25.84 [5]	— [6]	.44 [5]	.44 [5]	3.17 [5]
Class 529-F-2:
10/31/2025	72.43	2.44	8.41	10.85	(2.52)	(1.66)	(4.18)	79.10	15.77	241.35		.35	3.28
10/31/2024	60.36	2.43	12.13	14.56	(2.42)	(.07 )	(2.49)	72.43	24.49	200.37		.37	3.57
10/31/2023	60.49	2.28	(.06 )	2.22	(2.35)	—	(2.35)	60.36	3.58	165.37		.37	3.59
10/31/2022	69.11	2.13	(8.33)	(6.20)	(2.42)	—	(2.42)	60.49	(9.20)	155.36		.36	3.24
10/31/2021	56.52	2.22	12.34	14.56	(1.97)	—	(1.97)	69.11	25.97	155.38		.38	3.34
Class 529-F-3:
10/31/2025	72.40	2.46	8.41	10.87	(2.55)	(1.66)	(4.21)	79.06	15.82	— [6]	.31	.31	3.32
10/31/2024	60.34	2.46	12.12	14.58	(2.45)	(.07 )	(2.52)	72.40	24.55	— [6]	.32	.32	3.60
10/31/2023	60.47	2.30	(.05 )	2.25	(2.38)	—	(2.38)	60.34	3.60	— [6]	.33	.33	3.62
10/31/2022	69.09	2.15	(8.33)	(6.18)	(2.44)	—	(2.44)	60.47	(9.17)	— [6]	.32	.32	3.27
10/31/2021	56.52	2.24	12.34	14.58	(2.01)	—	(2.01)	69.09	26.00	— [6]	.38	.33	3.38
Class R-1:
10/31/2025	72.50	1.69	8.44	10.13	(1.78)	(1.66)	(3.44)	79.19	14.62	60	1.35	1.35	2.28
10/31/2024	60.42	1.76	12.13	13.89	(1.74)	(.07 )	(1.81)	72.50	23.27	55	1.36	1.36	2.58
10/31/2023	60.54	1.65	(.06 )	1.59	(1.71)	—	(1.71)	60.42	2.54	52	1.37	1.37	2.59
10/31/2022	69.14	1.48	(8.33)	(6.85)	(1.75)	—	(1.75)	60.54	(10.11)	57	1.34	1.34	2.25
10/31/2021	56.56	1.56	12.34	13.90	(1.32)	—	(1.32)	69.14	24.70	69	1.36	1.36	2.35
Refer to the end of the table(s) for footnote(s).

Capital Income Builder	64

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
10/31/2025	$72.44	$1.69	$8.43	$10.12	$(1.78)	$(1.66)	$(3.44)	$79.12	14.62%	$348	1.35%	1.35%	2.28%
10/31/2024	60.38	1.76	12.12	13.88	(1.75)	(.07 )	(1.82)	72.44	23.27	346	1.36	1.36	2.58
10/31/2023	60.50	1.65	(.05 )	1.60	(1.72)	—	(1.72)	60.38	2.55	317	1.37	1.37	2.59
10/31/2022	69.10	1.47	(8.32)	(6.85)	(1.75)	—	(1.75)	60.50	(10.10)	344	1.35	1.35	2.24
10/31/2021	56.53	1.56	12.33	13.89	(1.32)	—	(1.32)	69.10	24.72	419	1.36	1.36	2.35
Class R-2E:
10/31/2025	72.06	1.90	8.37	10.27	(2.00)	(1.66)	(3.66)	78.67	14.95	39	1.06	1.06	2.58
10/31/2024	60.07	1.95	12.06	14.01	(1.95)	(.07 )	(2.02)	72.06	23.62	38	1.07	1.07	2.87
10/31/2023	60.20	1.82	(.05 )	1.77	(1.90)	—	(1.90)	60.07	2.84	33	1.08	1.08	2.88
10/31/2022	68.78	1.66	(8.29)	(6.63)	(1.95)	—	(1.95)	60.20	(9.85)	37	1.06	1.06	2.53
10/31/2021	56.27	1.74	12.29	14.03	(1.52)	—	(1.52)	68.78	25.08	46	1.07	1.07	2.64
Class R-3:
10/31/2025	72.43	2.02	8.42	10.44	(2.11)	(1.66)	(3.77)	79.10	15.14	652.91		.91	2.73
10/31/2024	60.36	2.06	12.13	14.19	(2.05)	(.07 )	(2.12)	72.43	23.82	629.91		.91	3.02
10/31/2023	60.49	1.93	(.06 )	1.87	(2.00)	—	(2.00)	60.36	3.00	569.92		.92	3.04
10/31/2022	69.09	1.77	(8.32)	(6.55)	(2.05)	—	(2.05)	60.49	(9.70)	613.91		.91	2.68
10/31/2021	56.52	1.85	12.34	14.19	(1.62)	—	(1.62)	69.09	25.26	748.92		.92	2.80
Class R-4:
10/31/2025	72.40	2.24	8.41	10.65	(2.33)	(1.66)	(3.99)	79.06	15.47	449.61		.61	3.02
10/31/2024	60.33	2.26	12.13	14.39	(2.25)	(.07 )	(2.32)	72.40	24.19	442.62		.62	3.32
10/31/2023	60.46	2.12	(.06 )	2.06	(2.19)	—	(2.19)	60.33	3.32	405.62		.62	3.34
10/31/2022	69.07	1.96	(8.32)	(6.36)	(2.25)	—	(2.25)	60.46	(9.43)	431.61		.61	2.98
10/31/2021	56.50	2.05	12.34	14.39	(1.82)	—	(1.82)	69.07	25.65	547.62		.62	3.10
Class R-5E:
10/31/2025	72.29	2.39	8.40	10.79	(2.48)	(1.66)	(4.14)	78.94	15.71	113.41		.41	3.23
10/31/2024	60.24	2.39	12.12	14.51	(2.39)	(.07 )	(2.46)	72.29	24.44	105.42		.42	3.51
10/31/2023	60.38	2.25	(.07 )	2.18	(2.32)	—	(2.32)	60.24	3.51	83.42		.42	3.54
10/31/2022	68.98	2.08	(8.30)	(6.22)	(2.38)	—	(2.38)	60.38	(9.24)	81.41		.41	3.18
10/31/2021	56.43	2.18	12.32	14.50	(1.95)	—	(1.95)	68.98	25.90	78.42		.42	3.29
Class R-5:
10/31/2025	72.44	2.47	8.42	10.89	(2.56)	(1.66)	(4.22)	79.11	15.86	309.31		.31	3.34
10/31/2024	60.36	2.47	12.14	14.61	(2.46)	(.07 )	(2.53)	72.44	24.55	268.31		.31	3.62
10/31/2023	60.50	2.31	(.07 )	2.24	(2.38)	—	(2.38)	60.36	3.64	235.32		.32	3.64
10/31/2022	69.11	2.16	(8.32)	(6.16)	(2.45)	—	(2.45)	60.50	(9.16)	252.30		.30	3.28
10/31/2021	56.53	2.25	12.34	14.59	(2.01)	—	(2.01)	69.11	26.02	309.31		.31	3.40
Class R-6:
10/31/2025	72.40	2.50	8.42	10.92	(2.59)	(1.66)	(4.25)	79.07	15.89	21,121.26		.26	3.37
10/31/2024	60.33	2.50	12.13	14.63	(2.49)	(.07 )	(2.56)	72.40	24.60	17,565.27		.27	3.67
10/31/2023	60.47	2.34	(.07 )	2.27	(2.41)	—	(2.41)	60.33	3.67	13,841.27		.27	3.68
10/31/2022	69.08	2.19	(8.32)	(6.13)	(2.48)	—	(2.48)	60.47	(9.11)	12,940.26		.26	3.33
10/31/2021	56.51	2.28	12.34	14.62	(2.05)	—	(2.05)	69.08	26.07	14,277.27		.27	3.45
Refer to the end of the table(s) for footnote(s).

65	Capital Income Builder

Financial highlights (continued)

Portfolio turnover rate for all share classes[7,8]	Year ended October 31,
	2025	2024	2023	2022	2021
Excluding mortgage dollar roll transactions	34%	32%	34%	27%	41%
Including mortgage dollar roll transactions	50%	56%	106%	87%	72%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[6]	Amount less than $1 million.
[7]	Refer to Note 5 for more information on mortgage dollar rolls.
[8]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

Capital Income Builder	66

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Capital Income Builder
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Capital Income Builder (the “Fund”) as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the  five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Los Angeles, California
December 11, 2025
We have served as the auditor of one or more investment companies in The Capital Group group of investment companies since 1934.

67	Capital Income Builder

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended October 31, 2025:
Long-term capital gains	$2,727,839,000
Qualified dividend income	$2,779,346,000
Section 199A dividends	$130,640,000
Section 163(j) interest dividends	$1,146,527,000
Corporate dividends received deduction	$1,247,881,000
U.S. government income that may be exempt from state taxation	$467,715,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2026, to determine the calendar year amounts to be included on their 2025 tax returns. Shareholders should consult their tax advisors.

Capital Income Builder	68

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

69	Capital Income Builder

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Income Builder

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: January 07, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: January 07, 2026

By   /s/ Gregory F. Niland

Gregory F. Niland, Treasurer and

Principal Financial Officer

Date: January 07, 2026